         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 24, 1999

                                                       FILE NO. 33-45671
                                                       FILE NO. 811-6557

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933           / /

                           POST-EFFECTIVE AMENDMENT NO. 29       /X/

                                         AND

                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940        / /

                                   AMENDMENT NO. 31                   /X/


                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                      MARK NAGLE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                       JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                  MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                           1701 MARKET STREET
PHILADELPHIA, PA 19103                       PHILADELPHIA, PA 19103

Title of Securities Being Registered................Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)
      X   Immediately upon filing pursuant to paragraph (b), or
     ---
          On [date] pursuant to paragraph (b), or
     ---
          60 days after filing pursuant to paragraph (a) or
     ---
          75 days after filing pursuant to paragraph (a) or
     ---
          On _______ pursuant to paragraph (a) of Rule 485.
     ---


WA02/66435.21

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  GROWTH AND INCOME FUND
        4  MARYLAND MUNICIPAL BOND FUND
        6  TAX-FREE MONEY MARKET FUND
        8  U.S. TREASURY MONEY MARKET FUND
       10  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
       12  VIRGINIA MUNICIPAL BOND FUND
       16  LIFE VISION BALANCED PORTFOLIO
       18  LIFE VISION GROWTH AND INCOME PORTFOLIO
       20  LIFE VISION MAXIMUM GROWTH PORTFOLIO

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       22  EACH FUND'S PRINCIPAL INVESTMENTS
       23  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       24  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       26  HISTORICAL FINANCIAL INFORMATION
       28  DIVIDENDS AND DISTRIBUTIONS
       28  TAXES
       29  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI
           CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON]        FUND SUMMARY
[ICON]        INVESTMENT STRATEGY
[ICON]        WHAT ARE THE RISKS OF INVESTING?
[ICON]        PERFORMANCE INFORMATION
[ICON]        WHAT IS AN INDEX?
[ICON]        FUND EXPENSES

[ICON]        FUND INVESTMENTS
[ICON]        INVESTMENT ADVISORS
[ICON]        PURCHASING FUND SHARES

--------------------------------------------------------------------------------
OCTOBER 1, 1998
AS SUPPLEMENTED MAY 24, 1999

                                                                    PROSPECTUS 1

                                                       INTRODUCTION TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund (except the Money Market Funds) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Money Market Funds try to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

SEI Investments Mutual Funds Services serves as Administrator to the Funds. The fees paid for administrative services are included in the "Other Expenses" figure of the "Fund Expenses" table on the following pages. In the course of performing its many duties, the Administrator may select brokers, dealers and other administrators, including affiliates of SunTrust Banks, Inc., to provide distribution and/or other administrative services for which they will receive fees from the Administrator. These fees are paid by the Administrator and are not additional fees paid by the Funds.

SUNTRUST BANK, ATLANTA SERVES AS CUSTODIAN OF THE ASSETS OF THE FUNDS. SUNTRUST BANK, ATLANTA AND THE ADVISORS ARE OWNED BY SUNTRUST BANKS, INC. THE FEES PAID FOR CUSTODIAN SERVICES ARE INCLUDED IN THE "OTHER EXPENSES" FIGURE OF THE "FUND EXPENSES" TABLE ON THE FOLLOWING PAGES. LAST FISCAL YEAR, THE FUNDS PAID SUNTRUST BANK, ATLANTA $464,076.48 FOR SERVING AS CUSTODIAN.

2 PROSPECTUS

GROWTH AND INCOME FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                    Long-term capital appreciation
  SECONDARY                  Current income
INVESTMENT FOCUS             Equity securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify securities of companies with market capitalizations of at least $1
STRATEGY                     billion, low price/earnings ratios and above average earnings momentum
INVESTOR PROFILE             Investors who are looking for capital appreciation potential and income with less volatility than the equity markets as a whole

                    [ICON] INVESTMENT STRATEGY
            The Growth and Income Fund invests primarily in domestic and foreign common stock of companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to capturing market opportunities. We use a quantitative screening process to select companies with a favorable price to earnings ratio. Stocks of companies with strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in equity securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The equity markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

             [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993          10.20%
1994          -0.81%
1995          29.38%
1996          19.06%
1997          27.69%
1998          18.20%

BEST QUARTER   WORST QUARTER
   17.38%         -10.36%
  (6/30/97)      (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS 2.64%.

                                                                    PROSPECTUS 3

                                                          GROWTH AND INCOME FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

                                                                  SINCE
                                                                INCEPTION
                                      1 YEAR       5 YEARS      (9/28/92)
GROWTH AND INCOME FUND                  18.20%       18.19%        17.26%
S&P 500 COMPOSITE INDEX                 28.60%       24.05%        21.60%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .90%
Other Expenses                                                 .11%
                                                          ---------
Total Annual Fund Operating Expenses                          1.01%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $103         $322         $558         $1236

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisors."

4 PROSPECTUS

MARYLAND MUNICIPAL BOND FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Maryland income tax, consistent with preservation of capital
INVESTMENT FOCUS             Maryland municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Maryland residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY

            The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in Maryland debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic conditions and government policies of Maryland. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997            8.78
1998            5.87

BEST QUARTER   WORST QUARTER
    3.58%          -.70%
  (6/30/97)      (3/31/97)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .39%.

                                                                    PROSPECTUS 5

                                                    MARYLAND MUNICIPAL BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

                                                                    SINCE
                                                                  INCEPTION
                                                     1 YEAR       (3/1/96)
MARYLAND MUNICIPAL
  BOND FUND                                              5.87%         5.11%
LEHMAN BROTHERS GENERAL
  OBLIGATION BOND INDEX                                  6.68%         7.60%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely recognized index of general obligation securities issued in the last five years with maturities of over one year.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .19%
                                                          ---------
Total Annual Fund Operating Expenses                           .84%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $86         $268         $466         $1037

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .49% AND .68%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

6 PROSPECTUS

TAX-FREE MONEY MARKET FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal income tax, while preserving liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current tax-exempt income from their investment

                    [ICON] INVESTMENT STRATEGY

            The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.

The Fund may invest more than 25% of its assets in money market instruments issued by issuers located in one or more of the following states: Arizona, California, Maryland, New Jersey, New York and Pennsylvania, and will invest more than 25% of its assets in money market instruments issued by issuers located in Virginia.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.* EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990            5.86
1991            4.55
1992            2.86
1993            1.84
1994            2.18
1995            3.28
1996            3.11
1997            3.08
1998            2.93

1990
1991
1992
1993
1994
1995
1996
1997
1998

BEST QUARTER   WORST QUARTER
    1.47%           .43%
  (6/30/90)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .58%.

                                                                    PROSPECTUS 7

                                                      TAX-FREE MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE IBC/ DONOGHUE FINANCIAL DATA ALL TAX-FREE AVERAGE.

                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/15/89)
TAX-FREE
  MONEY MARKET FUND                           2.93%        2.92%         3.45%
IBC/FINANCIAL DATA ALL
  TAX-FREE AVERAGE                            2.93%        2.96%         3.34%

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Financial Data All Tax-Free Average is a widely recognized composite of the returns of all major tax-free money market funds.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                       .40%
Other Expenses                                 .11%
                                               ----
Total Annual Fund Operating Expenses           .51%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $52         $164         $285         $640

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisors."

8 PROSPECTUS

U.S. TREASURY MONEY MARKET FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income while maintaining liquidity
INVESTMENT FOCUS             Money market instruments issued and guaranteed by the U.S. Treasury
PRINCIPAL INVESTMENT         Investing in U.S. Treasury obligations and repurchase agreements
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

                    [ICON] INVESTMENT STRATEGY

            The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). The Fund will maintain an average maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989            8.84
1990            7.86
1991            5.75
1992            3.40
1993            2.51
1994            3.50
1995            5.33
1996            4.77
1997            4.93
1998            4.82

BEST QUARTER   WORST QUARTER
    1.92%           .61%
  (6/30/90)      (12/31/93)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS 1.02%.

                                                                    PROSPECTUS 9

                                                 U.S. TREASURY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE IBC/ FINANCIAL DATA U.S. TREASURY REPO AVERAGE.

                                                                    SINCE INCEPTION
                             1 YEAR       5 YEARS      10 YEARS        (2/18/87)
U.S. TREASURY MONEY
  MARKET FUND                    4.82%        4.67%         5.15%           5.38%
IBC/FINANCIAL DATA U.S.
  TREASURY REPO AVERAGE          4.81%        4.66%          N/A             N/A

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/ Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate securities with maturities greater than 1 year and less than 3 years. The IBC/Financial Data U.S. Treasury Repo Average is a widely recognized composite of money market funds that invest in U.S. Treasury securities and repurchase agreements.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .10%
                                                          ---------
Total Annual Fund Operating Expenses                           .75%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $83         $259         $417         $930

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .53% AND .63%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

10 PROSPECTUS

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Virginia income tax, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to limit risk by investing in investment grade municipal securities with an
STRATEGY                     intermediate average maturity
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY

            The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. We also consider stability and growth of principal. We expect that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994           -6.45
1995           14.25
1996            2.95
1997            7.25
1998            5.22

 BEST QUARTER      WORST QUARTER
     5.99%            -6.80%
   (3/31/95)         (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .63%.

                                                                   PROSPECTUS 11

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR G.O. BOND INDEX.

                                                                 SINCE INCEPTION
                                         1 YEAR       5 YEARS       (1/11/93)
VIRGINIA INTERMEDIATE MUNICIPAL BOND
  FUND                                       5.22%        4.42%          5.29%
LEHMAN BROTHERS 5-YEAR G.O. BOND
  INDEX                                      5.85%        5.36%          6.92%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Bond Index is a widely recognized index of municipal bonds with maturities ranging from 4 to 6 years. The index represents various market sectors and geographic locations.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .11%
                                                          ---------
Total Annual Fund Operating Expenses                           .76%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $120         $375         $422         $942

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisors."

12 PROSPECTUS

VIRGINIA MUNICIPAL BOND FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Virginia income taxes, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY

            The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996            1.68
1997            8.82
1998            5.85

BEST QUARTER   WORST QUARTER
    3.41%          -2.73%
  (6/30/97)      (3/31/96)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .56%.

                                                                   PROSPECTUS 13

                                                    VIRGINIA MUNICIPAL BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

                                                                 SINCE
                                                               INCEPTION
                                                  1 YEAR       (4/4/95)
VIRGINIA MUNICIPAL BOND FUND                         5.85%         6.71%
LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX        6.68%         7.99%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely recognized index of general obligation securities issued in the last five years with maturities of over one year.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .16%
                                                          ---------
Total Annual Fund Operating Expenses                           .81%

--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $83         $259         $450         $1002

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .58% AND .74%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                   PROSPECTUS 15

                                                  INTRODUCTION TO THE PORTFOLIOS

Each Portfolio, and each underlying Fund in which it invests is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Portfolio is based on the market prices of the securities the underlying Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, will vary depending on the types of securities the underlying Fund owns and the markets where these securities trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio and the underlying Funds diversify their holdings.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Portfolios provide investors with the opportunity to purchase three distinct asset allocations strategies implemented through investments in Trust Class Shares of selected Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of Funds in STI Classic Funds.

The assets of each Portfolio will be allocated among underlying Funds in accordance with its investment objective, the Advisor's outlook for the economy, the financial markets and the relative market valuations of the underlying Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying Funds, which have different investment objectives, policies and risk characteristics. Although the Portfolios currently expect to invest in one or more of the underlying Funds, the Advisor has the discretion to change the particular Funds used as underlying investments for the Portfolios. If determined to be in the best interest of the Portfolios, the Advisor reserves the right to substitute or include other underlying Funds, including Funds that do not currently exist. A Portfolio's goal may be changed without shareholder approval. Before investing, make sure that the Portfolio's goal matches your own.

16 PROSPECTUS

LIFE VISION BALANCED PORTFOLIO

         [ICON]    PORTFOLIO SUMMARY

INVESTMENT GOAL              Capital appreciation and current income
INVESTMENT FOCUS             Equity and bond funds
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Investing pursuant to an asset allocation strategy in a combination of STI Classic
STRATEGY                     Equity and Bond Funds
INVESTOR PROFILE             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

                    [ICON] INVESTMENT STRATEGY

            The Life Vision Balanced Portfolio principally invests in STI Classic Funds that invest primarily in equity securities, but invest at least 25% of the Portfolio's total assets in STI Classic Funds that invest primarily in fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                INVESTMENT RANGE
                                                (PERCENTAGE OF THE LIFE
                                                VISION BALANCED
ASSET CLASS:                                    PORTFOLIO'S ASSETS)
EQUITY FUNDS                                    40-70%
  GROWTH AND INCOME FUND
  CAPITAL APPRECIATION FUND
  SMALL CAP GROWTH STOCK FUND
BOND FUNDS                                      30-60%
  SHORT-TERM BOND FUND
  INVESTMENT GRADE BOND FUND
  U.S. GOVERNMENT SECURITIES FUND
MONEY MARKET FUNDS                              0-20%
  PRIME QUALITY MONEY MARKET FUND

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS PORTFOLIO?

The Portfolio invests in Funds that invest in common stocks and bonds. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, the value of bonds held by the underlying Bond Funds may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Portfolio may have more assets than usual invested in Bond Funds during periods of rising interest rates or less assets than usual invested in Bond Funds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PORTFOLIO'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993            9.26
1994           -2.97
1995           20.52
1996           10.51
1997           16.41
1998           11.15

BEST QUARTER   WORST QUARTER
   11.24%          -7.99%
 (12/31/98)      (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE PORTFOLIO'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .52%.

                                                                   PROSPECTUS 17

                                                  LIFE VISION BALANCED PORTFOLIO

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX, LEHMAN AGGREGATE BOND INDEX, RUSSELL 2000 INDEX AND THE SALOMON 3 MONTH TREASURY BILL INDEX.

                                                                    SINCE
                                                                  INCEPTION
                                         1 YEAR      5 YEARS     (12/31/92)
BALANCED PORTFOLIO                          11.15%      10.83%        10.56%
LEHMAN AGGREGATE BOND INDEX                  8.67%       7.27%         7.68%
S&P 500 COMPOSITE INDEX                     28.60%      24.05%        21.60%
SALOMON 3 MONTH TREASURY BILL INDEX          5.05%       5.10%         4.76%
RUSSELL 2000 INDEX                          -2.55%      11.87%        13.01%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Aggregate Bond Index is a widely recognized index of all U.S. investment grade fixed income securities with maturities of over one year. The Salomon 3 Month Treasury Bill Index is a widely recognized index of U.S. Treasury bills.

[ICON] PORTFOLIO EXPENSES

        This table describes the Portfolio's expenses that you may pay indirectly if you hold Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic
Funds.
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .25%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Portfolio Operating Expenses                      .38%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Portfolio would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $143         $443         $766         $1680

  SIMPLY SPEAKING . . .

  PORTFOLIO EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .12% AND .25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

18 PROSPECTUS

LIFE VISION GROWTH AND INCOME PORTFOLIO

         [ICON]    PORTFOLIO SUMMARY

INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             Equity and bond funds
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Investing pursuant to an asset allocation strategy in a combination of STI Classic
STRATEGY                     Equity and, to a lesser extent, Bond Funds
INVESTOR PROFILE             Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds

                    [ICON] INVESTMENT STRATEGY

             The Life Vision Growth and Income Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                INVESTMENT RANGE
                                                (PERCENTAGE OF THE LIFE
                                                VISION GROWTH AND
                                                INCOME PORTFOLIO'S
ASSET CLASS:                                    ASSETS)
EQUITY FUNDS                                    60-80%
  GROWTH AND INCOME FUND
  CAPITAL APPRECIATION FUND
  SMALL CAP GROWTH STOCK FUND
BOND FUNDS                                      20-40%
  SHORT-TERM BOND FUND
  INVESTMENT GRADE BOND FUND
  U.S. GOVERNMENT SECURITIES FUND
MONEY MARKET FUNDS                              0-20%
  PRIME QUALITY MONEY MARKET FUND

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS PORTFOLIO?

The Portfolio invests in Funds that invest in common stocks and bonds. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, the value of bonds held by the underlying Bond Funds may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Portfolio may have more assets than usual invested in Bond Funds during periods of rising interest rates or less assets than usual invested in Bond Funds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PORTFOLIO'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           10.02
1994           -3.52
1995           22.68
1996           12.16
1997           18.08
1998           11.16

BEST QUARTER   WORST QUARTER
   13.65%         -10.20%
 (12/31/98)      (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE PORTFOLIO'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .48%.

                                                                   PROSPECTUS 19

                                         LIFE VISION GROWTH AND INCOME PORTFOLIO

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX, LEHMAN AGGREGATE BOND INDEX, RUSSELL 2000 INDEX AND THE SALOMON 3 MONTH TREASURY BILL INDEX.

                                                                SINCE
                                                               INCEPTION
                                         1 YEAR     5 YEARS    (12/31/92)
GROWTH AND INCOME PORTFOLIO                11.16%    11.75%    11.45%
S&P 500 INDEX                              28.60%    24.05%    21.60%
LEHMAN AGGREGATE BOND INDEX                 8.67%     7.27%     7.68%
RUSSELL 2000 INDEX                         -2.55%    11.87%    13.01%
SALOMON 3 MONTH TREASURY BILL INDEX         5.05%     5.10%     4.76%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Russell 2000 Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Salomon 3 Month Treasury Bill Index is a widely recognized index of U.S. Treasury bills.

[ICON] PORTFOLIO EXPENSES

        This table describes the Portfolio's expenses that you may pay indirectly if you hold Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic
Funds.
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .25%
Other Expenses                                                 .21%
                                                          ---------
Total Annual Portfolio Operating Expenses                      .46%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Portfolio would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $156         $483         $834         $1824

  SIMPLY SPEAKING . . .

  PORTFOLIO EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .04% AND .25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

20 PROSPECTUS

LIFE VISION MAXIMUM GROWTH PORTFOLIO

         [ICON]    PORTFOLIO SUMMARY

INVESTMENT GOAL              High capital appreciation
INVESTMENT FOCUS             Equity and money market Funds
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Investing at least 80% of the Portfolio's total assets in STI Classic Equity Funds
STRATEGY
INVESTOR PROFILE             Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

                    [ICON] INVESTMENT STRATEGY

            The Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in equity securities. The Portfolio's remaining assets may be invested in STI Classic Funds that invest primarily in fixed income securities, STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Portfolio currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                                INVESTMENT RANGE
                                                (PERCENTAGE OF THE LIFE
                                                VISION MAXIMUM GROWTH
ASSET CLASS                                     PORTFOLIO'S ASSETS)
EQUITY FUNDS                                    80-100%
  GROWTH AND INCOME FUND
  CAPITAL APPRECIATION FUND
  SMALL CAP GROWTH STOCK FUND
MONEY MARKET FUNDS                              0-20%
  PRIME QUALITY MONEY MARKET FUND

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Portfolio invests in Funds that invest in U.S. common stocks. As a result, the portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PORTFOLIO'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           12.14
1994           -4.30
1995           25.12
1996           16.62
1997           22.53
1998           12.31

BEST QUARTER   WORST QUARTER
   18.72%         -15.23%
 (12/31/98)      (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE PORTFOLIO'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS 1.21%.

                                                                   PROSPECTUS 21

                                            LIFE VISION MAXIMUM GROWTH PORTFOLIO

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX, THE RUSSELL 2000 INDEX AND THE SALOMON 3 MONTH TREASURY BILL INDEX.

                                                                    SINCE
                                                                  INCEPTION
                                         1 YEAR      5 YEARS     (12/31/92)
MAXIMUM GROWTH PORTFOLIO                    12.31%      13.96%        13.65%
S&P 500 COMPOSITE INDEX                     28.60%      24.05%        21.60%
RUSSELL 2000 INDEX                          -2.55%      11.87%        13.01%
SALOMON 3 MONTH TREASURY BILL INDEX          5.05%       5.10%         4.76%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Russell 2000 Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Salomon 3 Month Treasury Bill Index is a widely recognized index of U.S. Treasury bills.

[ICON] PORTFOLIO EXPENSES

        This table describes the Portfolio's expenses that you may pay indirectly if you own Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic
Funds.
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                       .25%
Other Expenses                                 .23%
                                               ----
Total Annual Portfolio Operating Expenses      .48%

--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Portfolio would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $166         $514         $887         $1933

  SIMPLY SPEAKING . . .

  PORTFOLIO EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .02% AND .25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

22 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENTS

      [ICON] FUND INVESTMENTS

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

BOND FUNDS

                               MARYLAND        VIRGINIA      VIRGINIA
                            MUNICIPAL BOND   INTERMEDIATE    MUNICIPAL
                                 FUND          MUNICIPAL     BOND FUND
                                               BOND FUND
-----------------------------------------------------------------------
Municipal Securities              X                X             X
-----------------------------------------------------------------------

EQUITY FUNDS

                                                             GROWTH AND INCOME
                                                                    FUND
--------------------------------------------------------------------------------
Convertible Securities                                               X
--------------------------------------------------------------------------------
U.S. Stocks                                                          X
--------------------------------------------------------------------------------

MONEY MARKET FUNDS

                                     TAX-FREE MONEY     U.S. TREASURY MONEY
                                      MARKET FUND           MARKET FUND
----------------------------------------------------------------------------
Municipal Securities                       X
----------------------------------------------------------------------------
U.S. Treasury Securities                                         X
----------------------------------------------------------------------------

LIFE VISION PORTFOLIOS

                                                                                   LIFE VISION
                                         LIFE VISION       LIFE VISION GROWTH     MAXIMUM GROWTH
                                      BALANCED PORTFOLIO  AND INCOME PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------
Bond Funds                                    X                    X
--------------------------------------------------------------------------------------------------
Equity Funds                                  X                    X                    X
--------------------------------------------------------------------------------------------------
Money Market Funds                            X                    X                    X
--------------------------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 23

                                               EACH FUND'S PRINCIPAL INVESTMENTS

                   [ICON] INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Growth and Income, Maryland Municipal Bond, Tax-Free Money Market, U.S. Treasury Money Market, Virginia Intermediate Municipal, and Virginia Municipal Funds. As of December 31, 1998, Trusco had approximately 23 billion in assets under management.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Jeffrey E. Markunas, CFA, has served as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity and Research with Crestar Asset Management Company since 1992. He has managed the Growth and Income Fund since 1992. Mr. Markunas has over 17 years of investment experience.

Ms. Cheryl L. Page, CFA, has served as Vice President of Trusco since January 1999 and Portfolio Manager, from 1991 to 1996, and Vice President, since 1996, of Crestar Asset Management Company. She has managed the Virginia Intermediate Municipal Bond Fund since July 1993. Previously, she managed the Maryland Municipal Bond Fund from its inception to 1998. Ms. Page has over 12 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999 and as an assistant trader from 1994 to 1995, and Vice President since 1995, of Crestar Asset Management Company. He has managed the Maryland Municipal Bond Fund and Virginia Municipal Bond Fund since 1998. Mr. Bowman has over 5 years of investment experience.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

The Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio, Life Vision Maximum Growth Portfolio, Growth and Income, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund are managed by the following team of investment professionals: David West, John Carr, Boyce Reid, Jeff Markunas, and Janice Augustine.

                      [ICON] PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if the Funds determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the transfer agent receive your purchase order. The administrator calculates each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally the transfer agent must receive your purchase order from your financial institution before 4:00 p.m. Eastern time. For the Money Market Funds, your purchase order will be effective on the Business Day we receive it if:

- the transfer agent receives your order before 12:00 a.m. Eastern time for the Tax-Free Money Market Fund; and

- the custodian receives federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND OTHER FINANCIAL INSTITUTIONS

  YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED CUT OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR FINANCIAL INSTITUTION, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTION INTERNAL ORDER ENTRY CUT OFF TIMES, PLEASE SHOULD CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW WE CALCULATE NAV
In calculating NAV, the administrator generally values a Fund's portfolio at market price. If market prices are unavailable or the administrator thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares. In calculating NAV for the Money Market Funds, the administrator generally values a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If market prices are unavailable, or the administrator thinks that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect the NAV of each Money Market Fund to remain constant at $1.00 per share, although the Funds cannot guarantee this.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the transfer agent receives your request from your financial institution. For the Money Market Funds, your sale order will be effective on that same Business Day if we receive your order before:

- 12:00 a.m. Eastern time for the Tax-Free Money Market Fund; or

- 3:00 p.m. Eastern time for the U.S. Treasury Money Market Fund.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

26 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
This information has been audited by Deloitte & Touche, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain an annual report, which contains more performance information, at no charge by calling 1-800-874-4700.
  SIMPLY SPEAKING . . .
  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                    INVESTMENT ACTIVITIES
                                                  -------------------------
                                                               NET REALIZED
                                                                   AND            DISTRIBUTIONS
                                     NET ASSET                  UNREALIZED    ----------------------
                                       VALUE,        NET       GAIN (LOSS)        NET                    NET ASSET
                                     BEGINNING    INVESTMENT        ON        INVESTMENT    CAPITAL    VALUE, END OF    TOTAL
                                     OF PERIOD      INCOME     INVESTMENTS      INCOME       GAINS        PERIOD       RETURN
                                     ----------   ----------   ------------   -----------   --------   -------------   -------
-----------------------------------
GROWTH AND INCOME FUND (FORMERLY
CRESTFUNDS' VALUE FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $   16.55        0.093          1.638        (0.095)    (3.085)   $       15.10    13.64%
      1997                               13.39        0.137          3.237        (0.145)    (0.070)           16.55    25.41%
      1996                               11.60        0.166          2.380        (0.165)    (0.591)           13.39    22.68%
      1995                               10.73        0.245          2.619        (0.262)    (1.732)           11.60    28.76%
      1994                               11.38        0.200         (0.240)       (0.190)    (0.420)           10.73    (0.49)%
-----------------------------------
MARYLAND MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' MARYLAND
MUNICIPAL BOND FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $    9.95        0.416          0.270        (0.416)        --    $       10.22     7.03%
      1997                                9.76        0.426          0.190        (0.426)        --             9.95     6.50%
      1996(2)                            10.00        0.309         (0.240)       (0.309)        --             9.76     1.07%*
-----------------------------------
TAX-FREE MONEY MARKET FUND
(FORMERLY CRESTFUNDS' TAX FREE
MONEY FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $    1.00        0.029             --        (0.029)        --    $        1.00     2.97%
      1997                                1.00        0.030             --        (0.030)        --             1.00     3.06%
      1996                                1.00        0.029          0.002        (0.029)    (0.002)            1.00     3.14%
      1995                                1.00        0.032             --        (0.032)        --             1.00     3.26%
      1994                                1.00        0.021             --        (0.021)        --             1.00     2.07%
-----------------------------------
U.S. TREASURY MONEY MARKET FUND
(FORMERLY CRESTFUNDS' U.S. TREASURY
MONEY FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $    1.00        0.048             --        (0.048)        --    $        1.00     4.89%
      1997                                1.00        0.048             --        (0.048)        --             1.00     4.91%
      1996                                1.00        0.047             --        (0.047)        --             1.00     4.80%
      1995                                1.00        0.052             --        (0.052)        --             1.00     5.29%
      1994                                1.00        0.033             --        (0.033)        --             1.00     3.30%
-----------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND (FORMERLY CRESTFUNDS'
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $   10.31        0.449          0.166        (0.450)    (0.035)   $       10.44     6.10%
      1997                               10.22        0.463          0.089        (0.462)        --            10.31     5.55%
      1996                               10.24        0.419         (0.021)       (0.418)        --            10.22     4.01%
      1995                                9.21        0.428          1.030        (0.428)        --            10.24    16.09%
      1994                               10.33        0.440         (1.100)       (0.440)    (0.020)            9.21   (6.53)%
-----------------------------------
VIRGINIA MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' VIRGINIA
MUNICIPAL BOND FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $   10.44        0.468          0.267        (0.468)    (0.026)   $       10.68     7.19%
      1997                               10.28        0.475          0.168        (0.475)    (0.008)           10.44     6.46%
      1996                               10.40        0.465         (0.120)       (0.465)        --            10.28     3.48%
      1995(1)                            10.00        0.309          0.445        (0.310)    (0.044)           10.40     7.67%*


                                                             RATIO OF                  RATIO OF NET
                                                RATIO OF     EXPENSES     RATIO OF      INVESTMENT
                                     NET ASSET  EXPENSES    TO AVERAGE       NET         INCOME TO
                                      VALUE,       TO       NET ASSETS   INVESTMENT     AVERAGE NET
                                      END OF     AVERAGE    EXCLUDING     INCOME TO       ASSETS       PORTFOLIO
                                      PERIOD       NET         FEE       AVERAGE NET   EXCLUDING FEE   TURNOVER
                                       (000)     ASSETS      WAIVERS       ASSETS         WAIVERS        RATE
                                     ---------  ---------   ----------   -----------   -------------   ---------
-----------------------------------
GROWTH AND INCOME FUND (FORMERLY
CRESTFUNDS' VALUE FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $ 577,042      1.03%        1.21%         0.63%           0.43%         71%
      1997                             590,824      1.02%        1.17%         0.92%           0.77%        100%
      1996                             553,648      1.02%        1.17%         1.38%           1.23%         82%
      1995                             220,386      1.02%        1.17%         2.16%           2.01%        173%
      1994                             166,713      1.01%        1.01%         1.82%           1.82%        116%
-----------------------------------
MARYLAND MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' MARYLAND
MUNICIPAL BOND FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $  19,115      0.62%        1.15%         4.11%           3.58%         12%
      1997                              11,461      0.63%        1.16%         4.38%           3.85%          5%
      1996(2)                            5,808      0.71%*       1.36%*        4.30%*          3.65%*         9%
-----------------------------------
TAX-FREE MONEY MARKET FUND
(FORMERLY CRESTFUNDS' TAX FREE
MONEY FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $ 270,899      0.66%        0.81%         2.92%           2.77%         --
      1997                             226,837      0.66%        0.81%         3.02%           2.87%         --
      1996                             182,320      0.66%        0.81%         2.88%           2.73%         --
      1995                             202,333      0.66%        0.81%         3.19%           3.04%         --
      1994                             157,602      0.67%        0.67%         2.06%           2.06%         --
-----------------------------------
U.S. TREASURY MONEY MARKET FUND
(FORMERLY CRESTFUNDS' U.S. TREASURY
MONEY FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $ 699,923      0.66%        0.81%         4.77%           4.62%         --
      1997                             632,381      0.65%        0.80%         4.82%           4.67%         --
      1996                             389,051      0.66%        0.81%         4.69%           4.54%         --
      1995                             370,454      0.66%        0.81%         5.16%           5.01%         --
      1994                             319,477      0.66%        0.66%         3.23%           3.23%         --
-----------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND (FORMERLY CRESTFUNDS'
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $ 243,606      0.79%        0.97%         4.33%           4.15%         24%
      1997                             237,096      0.78%        0.93%         4.57%           4.42%         30%
      1996                             243,137      0.78%        0.93%         4.35%           4.20%         25%
      1995                              43,373      0.72%        0.94%         4.34%           4.12%         28%
      1994                              41,365      0.65%        0.77%         4.48%           4.36%         24%
-----------------------------------
VIRGINIA MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' VIRGINIA
MUNICIPAL BOND FUND)
-----------------------------------
  Trust Class
    For the years ended November
     30:
      1998                           $  29,252      0.69%        1.10%         4.41%           4.00%         28%
      1997                              20,044      0.69%        1.09%         4.65%           4.25%         39%
      1996                              15,911      0.71%        1.11%         4.61%           4.21%         24%
      1995(1)                            6,247      0.71%*       1.11%*        4.61%*          4.21%*        35%

Amounts designated as "--" are either $0 or have been rounded to $0.
(1)  Commencement of operations for this class April 5, 1995.
(2)  Commencement of operations for this class March 1, 1996.
 *  Annualized.

                                                                   PROSPECTUS 27

                                                HISTORICAL FINANCIAL INFORMATION

                                               INVESTMENT ACTIVITIES
                                           -----------------------------
                                                           NET REALIZED
                                                                AND
                             NET ASSET                      UNREALIZED
                              VALUE,            NET         GAIN (LOSS)
                           BEGINNING OF     INVESTMENT          ON
                              PERIOD          INCOME        INVESTMENTS
                           -------------   -------------   -------------
-------------------------
LIFE VISION MAXIMUM
GROWTH PORTFOLIO
(FORMERLY CRESTFUNDS'
MAXIMUM GROWTH PORTFOLIO)
-------------------------
  Trust Class
    For the years ended
     November 30:
      1998                 $      10.65           0.025           0.670
      1997(1)                     10.00           0.032           0.650
-------------------------
LIFE VISION GROWTH AND
INCOME PORTFOLIO
(FORMERLY CRESTFUNDS'
GROWTH AND INCOME
PORTFOLIO)
-------------------------
  Trust Class
    For the years ended November 30:
      1998                 $      10.51           0.183           0.561
      1997(1)                     10.00           0.091           0.506
-------------------------
LIFE VISION BALANCED
PORTFOLIO (FORMERLY
CRESTFUNDS' BALANCED
PORTFOLIO)
-------------------------
  Trust Class
    For the years ended November 30:
      1998                 $      10.46           0.239           0.579
      1997(1)                     10.00           0.116           0.454


                                 DISTRIBUTIONS
                           -------------------------
                                NET                     NET ASSET                       NET ASSET
                            INVESTMENT      CAPITAL   VALUE, END OF                   VALUE, END OF
                              INCOME         GAINS       PERIOD       TOTAL RETURN    PERIOD (000)
                           -------------   ---------  -------------   -------------   -------------
-------------------------
LIFE VISION MAXIMUM
GROWTH PORTFOLIO
(FORMERLY CRESTFUNDS'
MAXIMUM GROWTH PORTFOLIO)
-------------------------
  Trust Class
    For the years ended
     November 30:
      1998                       (0.025)          --  $       11.32           6.53%   $      16,230
      1997(1)                    (0.032)          --          10.65           6.82%          13,712
-------------------------
LIFE VISION GROWTH AND
INCOME PORTFOLIO
(FORMERLY CRESTFUNDS'
GROWTH AND INCOME
PORTFOLIO)
-------------------------
  Trust Class
    For the years ended N
      1998                       (0.184)      (0.010) $       11.06           7.12%   $      19,042
      1997(1)                    (0.087)          --          10.51           5.97%          22,521
-------------------------
LIFE VISION BALANCED
PORTFOLIO (FORMERLY
CRESTFUNDS' BALANCED
PORTFOLIO)
-------------------------
  Trust Class
    For the years ended N
      1998                       (0.240)      (0.028) $       11.01           7.90%   $      93,211
      1997(1)                    (0.110)          --          10.46           5.70%          89,442


                                                                           RATIO OF NET
                                             RATIO OF                       INVESTMENT
                                            EXPENSES TO    RATIO OF NET      INCOME TO
                             RATIO OF       AVERAGE NET     INVESTMENT      AVERAGE NET
                            EXPENSES TO       ASSETS         INCOME TO        ASSETS
                            AVERAGE NET    EXCLUDING FEE    AVERAGE NET    EXCLUDING FEE     PORTFOLIO
                              ASSETS          WAIVERS         ASSETS          WAIVERS      TURNOVER RATE
                           -------------   -------------   -------------   -------------   -------------
-------------------------
LIFE VISION MAXIMUM
GROWTH PORTFOLIO
(FORMERLY CRESTFUNDS'
MAXIMUM GROWTH PORTFOLIO)
-------------------------
  Trust Class
    For the years ended
     November 30:
      1998                         0.25%           0.66%           0.23%          (0.18)%            75%
      1997(1)                      0.25%*          0.73%*          0.72%*          0.24%*            34%
-------------------------
LIFE VISION GROWTH AND
INCOME PORTFOLIO
(FORMERLY CRESTFUNDS'
GROWTH AND INCOME
PORTFOLIO)
-------------------------
  Trust Class
    For the years ended N
      1998                         0.25%           0.59%           1.68%           1.34%             57%
      1997(1)                      0.25%*          0.59%*          2.11%*          1.77%*            25%
-------------------------
LIFE VISION BALANCED
PORTFOLIO (FORMERLY
CRESTFUNDS' BALANCED
PORTFOLIO)
-------------------------
  Trust Class
    For the years ended N
      1998                         0.25%           0.42%           2.21%           2.04%             52%
      1997(1)                      0.25%*          0.42%*          2.66%*          2.49%*            43%

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations June 30, 1997.
 *  Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.
On May 24, 1998, the Value Fund, U.S. Treasury Money Fund, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond, Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio, each a series of the CrestFunds, exchanged all of their assets and certain liabilities for shares of the STI Growth and Income Fund, U.S. Treasury Money Market Fund, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio and Life Vision Balanced Portfolio, respectively. Because each series of the CrestFunds is the accounting survivor of that transaction, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

28 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Equity Fund distributes its income quarterly, each Bond and Money Market Fund declares income dividends daily and pays these dividends monthly, and the Life Vision Portfolios distribute income quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Maryland Municipal Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond, and Free Money Market Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

                                                  HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

NOTES

                                                                           NOTES

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.


           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  GROWTH AND INCOME FUND
        4  MARYLAND MUNICIPAL BOND FUND
        6  TAX-FREE MONEY MARKET FUND
        8  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
       10  VIRGINIA MUNICIPAL BOND FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       12  EACH FUND'S PRINCIPAL INVESTMENTS
       13  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       14  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       19  HISTORICAL FINANCIAL INFORMATION
       20  HOW FUND SHARES ARE DISTRIBUTED
       21  DIVIDENDS AND DISTRIBUTIONS
       21  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON]        FUND SUMMARY
[ICON]        INVESTMENT STRATEGY
[ICON]        WHAT ARE THE RISKS OF INVESTING?
[ICON]        PERFORMANCE INFORMATION
[ICON]        WHAT IS AN INDEX?

[ICON]        FEES AND EXPENSES

[ICON]        FUND INVESTMENTS
[ICON]        INVESTMENT ADVISORS
[ICON]        PURCHASING FUND SHARES

--------------------------------------------------------------------------------


OCTOBER 1, 1998
AS SUPPLEMENTED MAY 24, 1999

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

CHOOSING INVESTOR OR FLEX SHARES

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
- Front-end sales charge
- Lower annual expenses
- $2,000 minimum initial investment

FLEX SHARES
- Deferred sales charge
- Higher annual expenses

- $5,000 minimum initial investment

2 PROSPECTUS


GROWTH AND INCOME FUND



[ICON]  FUND SUMMARY



INVESTMENT GOAL
  PRIMARY                    Long-term capital appreciation
  SECONDARY                  Current income
INVESTMENT FOCUS             Equity securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify securities of companies with market capitalizations of at least $1
STRATEGY                     billion and low price/earnings ratios and above average earnings momentum
INVESTOR PROFILE             Investors who are looking for capital appreciation potential and income with less volatility than the equity markets as a whole



                    [ICON] INVESTMENT STRATEGY


            The Growth and Income Fund invests primarily in domestic and foreign common stock of companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible capturing market opportunities. We use a quantitative screening process to select companies with a favorable price to earnings ratio. Stocks of companies with strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.



               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund invests primarily in equity securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The equity markets tend to move in cycles, the periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.



             [ICON] PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994          -0.91%
1995          29.45%
1996          19.12%
1997          27.58%
1998          18.25%


BEST QUARTER   WORST QUARTER
   17.35%         -10.35%
  (6/30/97)      (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS 2.64%.

                                                                    PROSPECTUS 3


                                                          GROWTH AND INCOME FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.



                                                  SINCE
                                                INCEPTION
INVESTOR SHARES           1 YEAR     5 YEARS    (5/7/93)
GROWTH AND INCOME FUND                   12.90%     17.10%      16.06%
S&P 500 COMPOSITE INDEX                  28.60%     24.05%      22.40%



                                       SINCE
                                     INCEPTION
FLEX SHARES               1 YEAR     (4/19/95)
GROWTH AND INCOME FUND                    12.28%      21.02%
S&P 500 COMPOSITE INDEX                   28.60%      29.32%



   SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?


              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.



[ICON] FEES AND EXPENSES


       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                          INVESTOR SHARES     FLEX SHARES
                                                    3.75%        None
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)*
                                               None              2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."


**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                          INVESTOR
                                          SHARES           FLEX SHARES
Investment Advisory Fees                            .90%             .90%
Distribution and Service (12b-1) Fees               .25%            1.00%
Other Expenses                                      .20%             .22%
                                                 ---              ---
Total Annual Fund Operating Expenses               1.35%            2.12%


---------------------------------------------------------------

EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR     3 YEARS     5 YEARS     10 YEARS
Investor Shares                    $507        $787       $1087       $2452
Flex Shares                        $421        $664       $1139       $2493

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                    $507        $787       $1087       $2452
Flex Shares                        $221        $664       $1139       $2493


   SIMPLY SPEAKING . . .

  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .90%, .08% AND 1.18%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .90%, .81% AND 1.93%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

4 PROSPECTUS


MARYLAND MUNICIPAL BOND FUND



[ICON]  FUND SUMMARY



INVESTMENT GOAL              High current income exempt from federal and Maryland income tax, consistent with preservation of capital
INVESTMENT FOCUS             Maryland municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Maryland residents who want income exempt from federal and state income taxes



                    [ICON] INVESTMENT STRATEGY


            The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.



               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund invests primarily in Maryland debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic conditions and government policies of Maryland. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.



             [ICON] PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997           7.90%
1998           4.91%


BEST QUARTER   WORST QUARTER
    3.35%          -.91%
  (6/30/97)      (3/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .17%.

                                                                    PROSPECTUS 5


                                                    MARYLAND MUNICIPAL BOND FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.



                                                                SINCE
                                                              INCEPTION
                                                 1 YEAR       (4/25/96)
MARYLAND MUNICIPAL BOND FUND                        -.09%         5.16%
LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX       6.68%         7.99%



   SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?



              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely recognized index of general obligation issued in the last five years with maturies of over 1 year.



[ICON] FEES AND EXPENSES



       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------



SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                                              None

                                                                                    2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*



*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
Investment Advisory Fees                                                                 .65%
Distribution and Service (12b-1) Fees                                                   1.00%
Other Expenses                                                                           .51%
                                                                                         ---
Total Annual Fund Operating Expenses                                                    2.16%


---------------------------------------------------------------


EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Flex Shares                     $425       $676      $    1159    $    2493
IF YOU DO NOT SELL YOUR
SHARES:
Flex Shares                     $225       $676      $    1159    $    2493


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES,
  DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .49%, .59% AND 1.59%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

6 PROSPECTUS


TAX-FREE MONEY MARKET FUND



[ICON]  FUND SUMMARY



INVESTMENT GOAL              High current income exempt from federal income tax, while preserving liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current tax-exempt income from their investment



                    [ICON] INVESTMENT STRATEGY


            The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market. The Fund may invest more than 25% of its assets in money market instruments issued by issuers located in one or more of the following states: Arizona, California, Maryland, New Jersey, New York and Pennsylvania and will invest more than 25% of its assets in money market instruments issued by issuers located in Virginia.



               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.



             [ICON] PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994           2.11%
1995           3.27%
1996           3.10%
1997           3.07%
1998           2.92%


BEST QUARTER   WORST QUARTER
    .91%            .37%
  (3/31/96)      (3/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .58%.

                                                                    PROSPECTUS 7


                                                      TAX-FREE MONEY MARKET FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE IBC/FINANCIAL DATA ALL TAX-FREE AVERAGE.



                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (5/5/93)
TAX-FREE
  MONEY MARKET FUND                           2.92%        2.89%         2.73%
IBC/FINANCIAL DATA ALL TAX-FREE
  AVERAGE                                     2.93%        2.96%         2.86%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.



  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?



            An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Financial Data All Tax-Free Average is a widely recognized composite of the returns of all major tax-free money market funds.



[ICON] FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                       None
(as a percentage of offering price)*
Maximum Deferred Sales Charge (Load)                                                   None
(as a percentage of net asset value)



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES
Investment Advisory Fees                                                                   .40%
Distribution and Service (12b-1) Fees                                                      .40%
Other Expenses                                                                             .31%
                                                                                           ---
Total Annual Fund Operating Expenses                                                      1.11%


--------------------------------------------------------


EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT THE END OF
THE PERIOD:                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares                          $113       $353       $612       $1352


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .40%, 0% AND .67%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

8 PROSPECTUS


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



[ICON]  FUND SUMMARY



INVESTMENT GOAL              High current income exempt from federal and Virginia income tax, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to limit risk by investing in investment grade municipal securities with an
STRATEGY                     intermediate average maturity
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes



                    [ICON] INVESTMENT STRATEGY


            The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. We also consider stability and growth of principal. We expect that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.



               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.



             [ICON] PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994           -6.47%
1995           14.37%
1996            2.94%
1997            7.24%
1998            5.32%


BEST QUARTER   WORST QUARTER
    6.10%          -6.72%
  (3/31/95)      (3/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .54%.

                                                                    PROSPECTUS 9


                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR G.O. BOND INDEX.



                                                                                                SINCE
                                                                                              INCEPTION
                                                                  1 YEAR       5 YEARS         (5/5/93)
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND                           1.59%         3.72%          4.27%
LEHMAN BROTHERS 5-YEAR G.O. BOND INDEX                              5.85%         5.36%          5.67%



  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?


           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Bond Index is a widely recognized index of municipal bonds with maturities ranging from 4 to 6 years. The index represents various market sectors and geographical locations.



[ICON] FEES AND EXPENSES


        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                      INVESTOR SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                             3.75%
(as a percentage of offering price)*
Maximum Deferred Sales Charge (Load)                                                        None
(as a percentage of net asset value)



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."


The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                                                                     INVESTOR SHARES
Investment Advisory Fees                                                                      .65%
Distribution and Service (12b-1) Fees                                                         .15%
Other Expenses                                                                                .29%
                                                                                            -----
Total Annual Fund Operating Expenses                                                         1.09%


--------------------------------------------------

EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Investor Shares                 $443       $639      $     953    $    1654


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .65%, 0%, AND .79%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

10 PROSPECTUS


VIRGINIA MUNICIPAL BOND FUND



[ICON]  FUND SUMMARY



INVESTMENT GOAL              High current income exempt from federal and Virginia income taxes, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes



                    [ICON] INVESTMENT STRATEGY


            The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.



               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.



             [ICON] PERFORMANCE INFORMATION



        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           0.81%
1997           7.91%
1998           4.83%


BEST QUARTER   WORST QUARTER
    3.18%          -2.93%
  (6/30/97)      (3/31/96)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS .34%.

                                                                   PROSPECTUS 11


                                                    VIRGINIA MUNICIPAL BOND FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.



                                                                                  SINCE
                                                                                INCEPTION
                                                                  1 YEAR        (4/17/95)
VIRGINIA MUNICIPAL BOND FUND                                        -.17%          4.96%
LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX                       6.68%          7.99%



  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?


           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely recognized index of general obligation securities issued in the last five years with maturities of over one year.



[ICON] FEES AND EXPENSES


        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
                                                                                     None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
                                                                                       2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*



*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
Investment Advisory Fees                                                                .65%
Distribution and Service (12b-1) Fees                                                  1.00%
Other Expenses                                                                          .48%
                                                                                        ---
Total Annual Fund Operating Expenses                                                   2.13%


--------------------------------------------------

EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:             1 YEAR       3 YEARS     5 YEARS    10 YEARS
Flex Shares                       $     442    $     667   $    1144   $    2462
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                       $     242    $     667   $    1144   $    2462


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .58%, .59% AND 1.65%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

12 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENTS

      [ICON] FUND INVESTMENTS

       THE TABLE BELOW SHOWS EACH FUND'S PRINCIPAL INVESTMENTS. IN OTHER WORDS, THE TABLE DESCRIBES THE TYPE OR TYPES OF INVESTMENTS THAT WE BELIEVE WILL MOST LIKELY HELP EACH FUND ACHIEVE ITS INVESTMENT GOAL.

BOND FUNDS

                                                                                       MARYLAND      VIRGINIA      VIRGINIA
                                                                                       MUNICIPAL   INTERMEDIATE    MUNICIPAL
                                                                                       BOND FUND     MUNICIPAL     BOND FUND
                                                                                                     BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                       X             X             X
-----------------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                                                                                         GROWTH AND
                                                                                                                           INCOME
                                                                                                                            FUND
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                                                                                       X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Stocks                                                                                                                  X
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS

                                                                                                                        TAX-FREE
                                                                                                                      MONEY MARKET
                                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                                                        X
------------------------------------------------------------------------------------------------------------------------------------

Each Fund may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 13

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS

                   [ICON] INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.


Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Growth and Income, Maryland Municipal Bond, Tax-Free Money Market, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds.


The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS


Ms. Cheryl L. Page, CFA, has served as Vice President of Trusco since January 1999 and Portfolio Manager, from 1991 to 1996, and Vice President, since 1999, of Crestar Asset Management Company. She has managed the Virginia Intermediate Municipal Bond Fund since July 1993. Previously, she managed the Maryland Municipal Bond Fund from its inception to 1998. Ms. Page has over 12 years of investment experience.



Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999 and as an assistant trader from 1994 to 1995, and Vice President since 1995, of Crestar Asset Management Company. He has managed the Maryland Municipal Bond Fund and Virginia Municipal Bond Fund since 1998. Mr. Bowman has over 5 years of investment experience.



Mr. Jeffrey E. Markunas, CFA, has served as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity and Research with Crestar Asset Management Company since 1992. He has managed the Growth and Income Fund since 1992. Mr. Markunas has over 17 years of investment experience.


                      [ICON] PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES

You may purchase Investor and Flex Shares directly from us by:

- mail

- telephone

- wire

- direct deposit, or

- Automated Clearing House (ACH).

14 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.


To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. The Funds cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. The Funds may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.



The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the transfer agent receives your purchase order plus, in the case of Investor Shares, the applicable front-end sales charge. The Administrator calculates each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally the transfer agent must receive your purchase order before 4:00 p.m. Eastern time.



- we receive your order before 12:00 p.m. Eastern time for the Tax-Free Money Market Fund; and


- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive funds before we calculate NAV the following day.

  SIMPLY SPEAKING . . .


  FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND FINANCIAL INSTITUTIONS



  YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO US. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES THROUGH YOUR FINANCIAL INSTITUTION, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT OFF TIMES, PLEASE SHOULD CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW WE CALCULATE NAV

In calculating NAV, the Administrator generally values a Fund's portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.



In calculating NAV for the Money Market Funds, the Administrator generally values a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If the Administrator thinks that amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect each Fund's NAV to remain constant at $1.00 per share, although the Funds cannot guarantee this.


  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

                                                                   PROSPECTUS 15

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

MINIMUM PURCHASES

To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase Flex Shares for the first time, you must invest at least $5,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts, for either class of shares, at our discretion.


FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Funds at 1-800-428-6970 to complete all of your purchase and redemption transactions.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.


SALES CHARGES

FRONT-END SALES CHARGES - INVESTOR SHARES
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                 YOUR SALES CHARGE
                                  AS A PERCENTAGE    YOUR SALES CHARGE
                                        OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:            OFFERING PRICE    YOUR NET INVESTMENT
-----------------------------------------------------------------------
LESS THAN $100,000                       3.75%                3.90%

$100,000 BUT LESS
THAN $250,000                            3.25%                3.36%

$250,000 BUT LESS
THAN $1,000,000                          2.50%                2.56%

$1,000,000 AND OVER                      1.50%                1.52%

WAIVER OF FRONT-END SALES CHARGE -
INVESTOR SHARES
The front-end sales charge will be waived on Investor Shares purchased: (1) through reinvestment of dividends and distributions; (2) through a SunTrust Securities, Inc. asset allocation account; (3) by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares); (4) by current employees, and members of their immediate family, of SunTrust and its affiliates; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

16 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the transfer agent must receive your purchase order within 60 days of your redemption. In addition, you must notify the Funds when you send in your purchase order that you are repurchasing shares.


REDUCED SALES CHARGES - INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask the Funds for the reduction at the time of purchase. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/ or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.



LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As a result, neither Investor Shares of the Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.


You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).


COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.


CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES
You do not pay a front-end sales charge when you purchase Flex Shares. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The sales charge does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you

                                                                   PROSPECTUS 17

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).

  SIMPLY SPEAKING . . .


  OFFERING PRICE OF FUND SHARES
  The offering price of Investor Shares is the NAV next calculated after the Funds receive your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.


SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of Flex Shares, any applicable deferred sales charge.


  SIMPLY SPEAKING . . .


  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.


SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

18 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $2,000 for Investor Shares and $5,000 for Flex Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

  SIMPLY SPEAKING . . .


  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will based on the NAV next calculated after the Funds receive your exchange request.


INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                                   PROSPECTUS 19

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Investor and Flex Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.
  SIMPLY SPEAKING . . .
  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                   INVESTMENT ACTIVITIES
                                                  -----------------------
                                                                  NET
                                                                REALIZED
                                                                  AND            DISTRIBUTIONS
                                     NET ASSET                 UNREALIZED   -----------------------
                                       VALUE,        NET          GAIN         NET                    NET ASSET
                                     BEGINNING    INVESTMENT   (LOSS) ON    INVESTMENT    CAPITAL     VALUE, END     TOTAL
                                     OF PERIOD      INCOME     INVESTMENTS    INCOME       GAINS      OF PERIOD      RETURN
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
-----------------------------------
TAX-FREE MONEY MARKET FUND
(FORMERLY CRESTFUNDS' TAX-FREE
MONEY FUND)
-----------------------------------
  Investor Shares
   For the years ended November
   30,:
    1998...........................     $ 1.00        0.030           --       (0.030)           --      $ 1.00         2.96%
    1997...........................       1.00        0.030           --       (0.030)           --        1.00         3.05%
    1996...........................       1.00        0.029        0.002       (0.029)       (0.002)       1.00         3.13%
    1995...........................       1.00        0.031           --       (0.031)           --        1.00         3.25%
    1994...........................       1.00        0.020           --       (0.020)           --        1.00         1.98%
-----------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND (FORMERLY CRESTFUNDS'
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND)
-----------------------------------
  Investor Shares (**)
   For the years ended November 30:
    1998...........................     $10.31        0.454        0.171       (0.450)       (0.035)     $10.45         6.19%
    1997...........................      10.21        0.468        0.093       (0.461)           --       10.31         5.65%
    1996...........................      10.23        0.415       (0.018)      (0.417)           --       10.21         4.01%
    1995...........................       9.20        0.428        1.029       (0.427)           --       10.23        16.10%
    1994...........................      10.32        0.440       (1.100)      (0.440)       (0.020)       9.20        (6.56)%
-----------------------------------
VIRGINIA MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' VIRGINIA
MUNICIPAL BOND FUND)
-----------------------------------
  Investor Shares (**)
   For the years ended November 30:
    1998...........................     $10.48        0.367        0.276       (0.367)       (0.026)     $10.73         6.24%
    1997...........................      10.31        0.387        0.176       (0.385)       (0.008)      10.48         5.58%
    1996...........................      10.43        0.378       (0.121)      (0.377)           --       10.31         2.58%
    1995(2)........................      10.06        0.237        0.409       (0.232)       (0.044)      10.43         6.51%*
-----------------------------------
MARYLAND MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' MARYLAND
MUNICIPAL BOND FUND)
-----------------------------------
  Flex Shares (**)
   For the years ended November 30:
    1998...........................     $ 9.96        0.325        0.281       (0.326)           --      $10.24         6.17%
    1997...........................       9.76        0.338        0.199       (0.337)           --        9.96         5.64%
    1996(3)........................       9.53        0.200        0.226       (0.196)           --        9.76         7.67%*
-----------------------------------
GROWTH AND INCOME FUND (FORMERLY
CRESTFUNDS' VALUE FUND)
-----------------------------------
  Investor Shares (**)
   For the years ended November 30:
    1998...........................     $16.64        0.096        1.655       (0.096)       (3.085)     $15.21        13.69%
    1997...........................      13.47        0.136        3.248       (0.143)       (0.070)      16.64        25.42%
    1996...........................      11.66        0.169        2.396       (0.164)       (0.591)      13.47        22.63%
    1995...........................      10.78        0.250        2.623       (0.261)       (1.732)      11.66        28.71%
    1994...........................      11.42        0.180       (0.220)      (0.180)       (0.420)      10.78        (0.45)%
  Flex Shares (**)
   For the years ended November 30:
    1998...........................     $16.59       (0.007)       1.642           --        (3.085)     $15.14        12.78%
    1997...........................      13.44        0.037        3.234       (0.051)       (0.070)      16.59        24.63%
    1996...........................      11.64        0.091        2.384       (0.084)       (0.591)      13.44        21.81%
    1995(1)........................      11.11        0.120        1.618       (0.136)       (1.072)      11.64        15.78%*


                                                                    RATIO OF                      RATIO OF NET
                                                                    EXPENSES                       INVESTMENT
                                                                   TO AVERAGE    RATIO OF NET      INCOME TO
                                                      RATIO OF     NET ASSETS    INVESTMENTS      AVERAGE NET
                                      NET ASSETS    EXPENSES TO    EXCLUDING      INCOME TO          ASSETS       PORTFOLIO
                                        END OF      AVERAGE NET       FEE        AVERAGE NET     EXCLUDING FEE    TURNOVER
                                     PERIOD (000)      ASSETS       WAIVERS         ASSETS          WAIVERS         RATE
                                     ------------   ------------   ----------   --------------   --------------   --------
-----------------------------------
TAX-FREE MONEY MARKET FUND
(FORMERLY CRESTFUNDS' TAX-FREE
MONEY FUND)
-----------------------------------
  Investor Shares
   For the years ended November
   30,:
    1998...........................     $   8,851          0.67%        1.07%            2.92%            2.52%        --
    1997...........................         7,634          0.68%        1.08%            3.42%            3.02%        --
    1996...........................         2,994          0.67%        1.07%            2.86%            2.46%        --
    1995...........................         1,627          0.67%        1.07%            3.16%            2.76%        --
    1994...........................           757          0.76%        1.44%            1.97%            1.29%        --
-----------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND (FORMERLY CRESTFUNDS'
VIRGINIA INTERMEDIATE MUNICIPAL
BOND FUND)
-----------------------------------
  Investor Shares (**)
   For the years ended November 30:
    1998...........................     $   7,899          0.79%        0.94%            4.33%            4.18%        24%
    1997...........................         7,826          0.79%        0.94%            4.56%            4.41%        30%
    1996...........................         8,185          0.79%        0.94%            4.12%            3.97%        25%
    1995...........................         8,649          0.73%        0.95%            4.33%            4.11%        28%
    1994...........................         7,481          0.66%        0.80%            4.47%            4.33%        24%
-----------------------------------
VIRGINIA MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' VIRGINIA
MUNICIPAL BOND FUND)
-----------------------------------
  Investor Shares (**)
   For the years ended November 30:
    1998...........................     $   3,697          1.64%        1.92%            3.46%            3.18%        28%
    1997...........................         1,476          1.60%        2.00%            3.73%            3.33%        39%
    1996...........................           787          1.57%        1.97%            3.73%            3.33%        24%
    1995(2)........................           628          1.57%*       1.97%*           3.76%*           3.36%*       35%
-----------------------------------
MARYLAND MUNICIPAL BOND FUND
(FORMERLY CRESTFUNDS' MARYLAND
MUNICIPAL BOND FUND)
-----------------------------------
  Flex Shares (**)
   For the years ended November 30:
    1998...........................     $   3,246          1.57%        1.96%            3.16%            2.77%        12%
    1997...........................           561          1.54%        2.00%            3.43%            2.97%         5%
    1996(3)........................           113          1.55%*       2.20%*           3.42%*           2.77%*        9%
-----------------------------------
GROWTH AND INCOME FUND (FORMERLY
CRESTFUNDS' VALUE FUND)
-----------------------------------
  Investor Shares (**)
   For the years ended November 30:
    1998...........................     $  34,434          1.03%        1.18%            0.63%            0.48%        71%
    1997...........................        28,112          1.03%        1.18%            0.89%            0.74%       100%
    1996...........................        17,997          1.03%        1.18%            1.35%            1.20%        82%
    1995...........................        12,633          1.03%        1.18%            2.14%            1.99%       175%
    1994...........................         8,115          1.02%        1.04%            1.81%            1.79%       116%
  Flex Shares (**)
   For the years ended November 30:
    1998...........................     $  25,656          1.78%        2.03%           (0.13)%          (0.38)%       71%
    1997...........................        13,269          1.73%        2.09%            0.15%           (0.20)%      100%
    1996...........................         5,131          1.68%        2.03%            0.71%            0.36%        82%
    1995(1)........................         2,086          1.68%*       2.03%*           1.13%*           0.78%*      175%



Amounts designated as "--" are either $0 or have been rounded to $0.


(1)  Commencement of operations for this class April 19, 1995.


(2)  Commencement of operations for this class April 17, 1995.


(3)  Commencement of operations for this class April 25, 1996.


 *   Annualized.


** Total return does not reflect the sales charge or redemption charge, where applicable.



On May 24, 1999, the Maryland Municipal Bond, Tax Free Money, Value, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds, each a series of the CrestFunds, exchanged all of its assets and certain liabilities for shares of the STI Maryland Municipal Bond, Tax-Free Money Market, Growth and Income, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds. Because each series of the CrestFunds is the accounting survivor in this transaction, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

20 PROSPECTUS

HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, maximum distribution fees, as a percentage of average daily net assets, are as follows:

Growth and Income Fund                     .25%
Tax-Free Money Market Fund                 .40%
Virginia Intermediate Municipal Bond
 Fund                                      .15%

For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

                                                                   PROSPECTUS 21

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Equity Fund distributes its income quarterly. Each Bond and Money Market Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

22 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

24 PROSPECTUS

NOTES

                                                                   PROSPECTUS 25

                                                                           NOTES

26 PROSPECTUS

NOTES

            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.

    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund (each a "Fund" and, together, the "Classic Institutional Money Market Funds"). Investors are advised to read this Prospectus and retain it for future reference.

    A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MAY 24, 1999

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

3

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Institutional Shares of the Classic Institutional Money Market Funds are offered primarily to various types of institutional investors ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity.

                               TABLE OF CONTENTS


Expense Summary......................          4
Financial Highlights.................          5
The Trust............................          6
Funds and Investment Objectives......          6
Investment Policies and Strategies...          6
General Investment Policies and
 Strategies..........................          7
Investment Risks.....................          7
Investment Limitations...............          8
Performance Information..............          9
Purchase of Fund Shares..............          9
Redemption of Fund Shares............         10
Dividends and Distributions..........         10
Tax Information......................         10
STI Classic Funds Information........         11
The Trust............................         11
Board of Trustees....................         12
Investment Advisor...................         12
Banking Laws.........................         12
Distribution.........................         13
Administration.......................         13
Transfer Agent and Dividend
 Disbursing Agent....................         14
Custodian............................         14
Legal Counsel........................         14
Independent Public Accountants.......         14
Other Information....................         14
Voting Rights........................         14
Reporting............................         14
Shareholder Inquiries................         14
Description of Permitted
 Investments.........................         15
Appendix.............................        A-1

4

                                EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for shares of each Classic Institutional Money Market Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                   CLASSIC         CLASSIC INSTITUTIONAL
                                                                INSTITUTIONAL         U.S. GOVERNMENT
                                                               CASH MANAGEMENT           SECURITIES
                                                              MONEY MARKET FUND      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............         .17%                   .17%
All Other Expenses (after voluntary reductions)(2)..........         .08%                   .08%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(3)....         .25%                   .25%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.20%, Classic Institutional U.S. Government Securities Money Market Fund-- 20%. See "Investment Advisors." A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution.

(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Other Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.10%, Classic Institutional U.S. Government Securities Money Market Fund--11%.


(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.30%, Classic Institutional U.S. Securities Money Market Fund--31%.



                                                                      CLASSIC INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                                         CASH MANAGEMENT      U.S. GOVERNMENT SECURITIES
                                                                        MONEY MARKET FUND          MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) redemption at the end of each time period:
    One Year.......................................................         $       2                  $       2
    Three Years....................................................                 6                          6
    Five Years.....................................................                11                         11
    Ten Years......................................................                26                         25
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

5

FINANCIAL HIGHLIGHTS

The table that follows presents information about the investment results of the Classic Institutional Money Market Funds. The financial highlights for the Classic Institutional U.S. Treasury Securities Money Market Fund for the periods from inception through May 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Classic Institutional Cash Management Money Market Fund (successor to the Prime Obligations Fund, a series of The Arbor Fund) and the Classic Institutional U.S. Government Securities Money Market Fund (formerly U.S. Government Securities Fund, a series of The Arbor Fund) for the periods from inception through January 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent public accountants. Both reports appear in the annual reports and accompany the Statement of Additional Information. The annual report for each Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.

For a Share Outstanding Throughout the Period

                           NET ASSET              NET REALIZED  DISTRIBUTIONS                                        NET ASSETS
                             VALUE       NET         GAINS         FROM NET      DISTRIBUTIONS  NET ASSET              END OF
                           BEGINNING  INVESTMENT  (LOSSES) ON     INVESTMENT     FROM REALIZED  VALUE END   TOTAL      PERIOD
                           OF PERIOD    INCOME    INVESTMENTS       INCOME       CAPITAL GAINS  OF PERIOD  RETURN       (000)
                           ---------  ----------  ------------  --------------   -------------  ---------  -------   -----------


-------------------------
CLASSIC INSTITUTIONAL
CASH MANAGEMENT MONEY
MARKET FUND
-------------------------
  Institutional
   Shares
    1999.................  $   1.00   $    0.05   $        --   $       (0.05)   $         --   $   1.00     5.46%   $  884,490
    1998.................      1.00        0.06            --           (0.06)             --       1.00     5.66       740,837
    1997.................      1.00        0.05            --           (0.05)             --       1.00     5.45       477,435
    1996(1)..............      1.00        0.02            --           (0.02)             --       1.00     5.82*      382,632

-------------------------
CLASSIC INSTITUTIONAL
U.S. GOVERNMENT
SECURITIES MONEY MARKET
FUND
-------------------------
  Institutional
   Shares
    1999.................  $   1.00   $    0.05   $        --   $       (0.05)   $         --   $   1.00     5.30%   $  608,031
    1998.................      1.00        0.05            --           (0.05)             --       1.00     5.52*      789,410
    1997.................      1.00        0.05            --           (0.05)             --       1.00     5.29       586,731
    1996.................      1.00        0.06            --           (0.06)             --       1.00     5.88       514,870
    1995(1)..............      1.00        0.03            --           (0.03)             --       1.00     4.98*      579,422

                                             RATIO OF
                                                NET                                 RATIO OF NET INVESTMENT
                              RATIO OF      INVESTMENT     RATIO OF EXPENSES TO      INCOME TO AVERAGE NET
                            EXPENSES TO      INCOME TO      AVERAGE NET ASSETS         ASSETS (EXCLUDING
                            AVERAGE NET     AVERAGE NET   (EXCLUDING WAIVERS AND          WAIVERS AND
                               ASSETS         ASSETS          REIMBURSEMENTS)           REIMBURSEMENTS)
                           --------------   -----------   -----------------------   -----------------------
-------------------------
CLASSIC INSTITUTIONAL
CASH MANAGEMENT MONEY
MARKET FUND
-------------------------
  Institutional
   Shares
    1999.................           0.23%       5.31%                 0.35%                     5.19%
    1998.................           0.20%       5.52%                 0.36%                     5.36%
    1997.................           0.20%       5.33%                 0.38%                     5.15%
    1996(1)..............           0.20%       5.61%*                0.40%*                    5.41%*
-------------------------
CLASSIC INSTITUTIONAL
U.S. GOVERNMENT
SECURITIES MONEY MARKET
FUND
-------------------------
  Institutional
   Shares
    1999.................           0.23%       5.18%                 0.36%                     5.05%
    1998.................           0.20        5.39                  0.37                      5.22
    1997.................           0.20        5.17                  0.37                      5.00
    1996.................           0.20        5.72                  0.37                      5.55
    1995(1)..............           0.20*       4.98*                 0.38*                     4.80*



(1)  Commenced operations on October 25, 1995.

 *  Not annualized.


On May 24, 1999, the Prime Obligations Fund and the U.S. Government Securities Money Market Fund, each a series of The Arbor Fund, each exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund, respectively. As the Prime Obligations Fund and the U.S. Government Securities Money Market Fund are each the respective accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

6

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Classic Institutional Money Market Funds described below.

FUNDS AND INVESTMENT OBJECTIVES

THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments issued by corporations and the U.S. Government.

THE CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND seeks to provide high current income consistent with preservation of capital and the maintenance of liquidity.

It is a fundamental policy of each Classic Institutional Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that either Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

Each Classic Institutional Money Market Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less.

INVESTMENT POLICIES AND STRATEGIES
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

The Classic Institutional Cash Management Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of: (i) U.S. Treasury obligations; (ii) receipts; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (an "NRSRO") as described in the "Appendix" or, if not rated, determined by the Advisor to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or savings and loan associations; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (vii) repurchase agreements involving such obligations;
(viii) high quality obligations of supranational entities satisfying the credit ratings described in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (ix) high quality medium term notes; (x) municipal securities; (xi) mortgage-backed

7
securities and (xii) asset-backed securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. The Fund may also purchase restricted securities. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

The Classic Institutional U.S. Government Securities Money Market Fund will invest solely in (i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iii) repurchase agreements involving and of the foregoing obligations; and (iv) shares of registered money market funds that invest in the foregoing.

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by a Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

Each of the Funds may engage in securities lending and will limit such practice to 33 1/3% of its total assets. No Fund may purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of each Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

GOVERNMENT SECURITIES

Guarantees of a Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and

8
interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund generally will reinvest the proceeds in securities with a yield that reflects prevailing interest rates, which may be lower than the prepaid security.

ZERO COUPON OBLIGATIONS

Each Fund may invest, subject to its investment objective and policies, in zero coupon obligations. Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to greater fluctuations in value due to interest rate changes than interest bearing obligations. A Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because each Fund distributes all of its net investment income to Shareholders, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

2. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only the Classic Institutional Cash Management Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

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The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time each Classic Institutional Money Market Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Shares of the Fund are sold primarily to various types of institutional investors, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection with the purchase of shares. The minimum initial investment is $10,000,000. Institutional investors may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of the reorders to Federated Services Company (the "Transfer Agent") for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the institutional investors. Shares will be held of record by the institutional investors, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the institutional investor. Confirmations of share purchases and redemptions will be sent to the institutional investor as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.


Purchase orders for the Funds will be effective as of the Business Day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order before 3:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Funds will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the regularly scheduled close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.

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The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by the institutional investor as the record owner of shares. Institutional investors may establish procedures for their customers to request redemption of shares held in their account with the institutional investor. Customers should contact their institutional investor for information concerning these procedures.


Redemption orders must be received by the Transfer Agent on a Business Day before 3:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.


The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of each of the Classic Institutional Money Market Funds are declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of each Fund or its Shareholders. Accordingly, Shareholders are

11
urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Institutional Money Market Funds will each distribute all of their net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Share-holders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

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BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR

Trusco Capital Management, Inc. ("Trusco") serves as the Advisor to the Institutional Money Market Funds. As of December 31, 1998, Trusco had approximately $23 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.


The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a bank holding company with assets of $93.2 billion as of December 31, 1998. SunTrust ranks among the ten largest U.S. banking companies. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $90.8 billion as of December 31, 1998.


The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to each Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory
Agreement: Trusco is entitled to receive advisory fees computed daily and paid monthly at the annual rate of .20% of the average daily net assets of each Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.


Crestar Asset Management Company served as the Adviser to the predecessors of the Classic Institutional Cash Management and Classic Institutional U.S. Government Securities Money Market Funds. For the fiscal year ended January 31, 1999, Crestar Asset Management Company received advisory fees of .11% for the Classic Institutional Cash Management Money Market Fund and .10% for the Classic Institutional U.S. Government Securities Money Market Fund.


BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve

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System, currently (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), and the Trust are parties to a distribution agreement. No compensation is paid to the Distributor for distribution services. Shares of the Classic Institutional Money Market Funds are offered primarily to institutional investors, including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity.

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Investments Mutual Funds Services (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS                FEE
---------------------------------------------  ---------
$1 - $1 billion                                    .12%
over $1 billion to $5 billion                      .09%
over $5 billion to $8 billion                      .07%
over $8 billion to $10 billion                     .065%
over $10 billion                                   .06%

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From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Funds to the amounts in the Funds' Expense Summary.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

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DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS -- Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's

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books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and investes in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of

17
mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax-exempt commercial paper tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

TAXABLE MUNICIPAL SECURITIES -- Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

RECEIPTS -- Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face

18
value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may

19
be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest

20
at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Investments Mutual Fund Services   Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            1800 M Street, N.W.
                                                  Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

                                  DISTRIBUTOR
                                SEI Investments
                                Distribution Co.

                                   PROSPECTUS

                             CLASSIC INSTITUTIONAL
                                CASH MANAGEMENT
                               MONEY MARKET FUND
                             CLASSIC INSTITUTIONAL
                           U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                               INVESTMENT ADVISOR
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                  MAY 24, 1999

                                     [LOGO]

                                STI CLASSIC FUNDS

                              INVESTMENT ADVISORS:

                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated May 24, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

                                                                        PAGE
THE TRUST................................................................B-2
INVESTMENT OBJECTIVES AND POLICIES.......................................B-2
INVESTMENT PRACTICES OF THE UNDERLYING STI CLASSIC FUNDS.................B-4
DESCRIPTION OF PERMITTED INVESTMENTS.....................................B-4
INVESTMENT LIMITATIONS..................................................B-21
THE INVESTMENT ADVISOR..................................................B-22
THE ADMINISTRATOR.......................................................B-23
THE DISTRIBUTOR.........................................................B-24
THE TRANSFER AGENT......................................................B-24
THE CUSTODIAN...........................................................B-24
INDEPENDENT PUBLIC ACCOUNTANTS..........................................B-24
LEGAL COUNSEL...........................................................B-24
TRUSTEES AND OFFICERS OF THE TRUST......................................B-24
PERFORMANCE INFORMATION.................................................B-24
COMPUTATION OF YIELD....................................................B-24
CALCULATION OF TOTAL RETURN.............................................B-27
PURCHASING SHARES.......................................................B-28
REDEEMING SHARES........................................................B-29
DETERMINATION OF NET ASSET VALUE........................................B-29
TAXES...................................................................B-31
PORTFOLIO TRANSACTIONS..................................................B-31
TRADING PRACTICES AND BROKERAGE.........................................B-31
DESCRIPTION OF SHARES...................................................B-32
SHAREHOLDER LIABILITY...................................................B-32
LIMITATION OF TRUSTEES' LIABILITY.......................................B-33
YEAR 2000...............................................................B-33
5% AND 25% SHAREHOLDERS.................................................B-33
EXPERTS.................................................................B-34
APPENDIX A: FINANCIAL STATEMENTS........................................B-35


May 24, 1999

THE TRUST


STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each fund. Shareholders at present may purchase (through financial institutions or intermediaries) Trust Shares of the Trust's funds. Each Trust Share of each fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the STI Maximum Growth Portfolio, STI Growth and Income Portfolio and STI Balanced Portfolio. These various series are collectively referred to herein as the "Portfolios."


The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

INVESTMENT OBJECTIVES AND POLICIES

The Portfolios provide investors with the opportunity to pursue three distinct asset allocation strategies implemented through investments in shares of selected STI Classic Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of funds in STI Classic Funds. The Adviser simplifies the diversification and asset allocation process by reviewing, analyzing, selecting, monitoring, reallocating and rebalancing each Portfolio's holdings of STI Classic Funds for investors.

The assets of each Portfolio will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have differing investment objectives, policies and risk characteristics (see "Investments in Shares of the Underlying STI Classic Funds"). The risks associated with investing in a Portfolio will vary depending upon how the assets within its asset classes are allocated from time to time among the underlying STI Classic Funds. Although the Portfolios currently expect to invest in one or more of the underlying STI Classic Funds identified below, the Adviser has the discretion to change the particular STI Classic Funds used as underlying investments for the Portfolios. If the Adviser determines in the future that it is in a Portfolio's best interest, the Adviser may substitute or include other underlying STI Classic Funds, including STI Classic Funds that do not currently exist.

                      STI PRIME QUALITY FUND
                     STI SHORT-TERM BOND FUND
                  STI INVESTMENT GRADE BOND FUND
                STI U.S. GOVERNMENT SECURITIES FUND
                   STI CAPITAL APPRECIATION FUND
                  STI SMALL CAP GROWTH STOCK FUND
                    STI GROWTH AND INCOME FUND

The investment objective of each Portfolio is set forth below. Each Portfolio's objective, the asset allocation percentage ranges described below, the list of underlying STI Classic Funds described above, and those policies identified as non-fundamental may be changed by the Company's Board of Directors without shareholder approval. A Portfolio's investment policies identified as fundamental may not be changed except by approval of the majority of the outstanding shares of that Portfolio. The Adviser will manage each Portfolio consistent with that Portfolio's investment objective and policies. There is no assurance that a Portfolio will achieve its investment objective.

STI MAXIMUM GROWTH PORTFOLIO

The STI Maximum Growth Portfolio seeks to provide a high level of capital appreciation, without regard to current income. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in equity securities that seek capital appreciation. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that invest primarily in fixed-income securities, shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Maximum Growth Portfolio should offer investors the potential for a high level of capital growth, and the potential for a lower level of current income, while subjecting investors to a medium to high level of principal risk.

STI GROWTH AND INCOME PORTFOLIO

The STI Growth and Income Portfolio seeks to provide long-term capital appreciation, with current income as a secondary objective. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in either equity securities that seek capital appreciation, or invest primarily in fixed-income securities that seek income. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Growth and Income Portfolio should offer investors the potential for a medium to high level of capital growth and the potential for a medium level of income, while subjecting investors to a medium level of principal risk.

STI BALANCED PORTFOLIO

The STI Balanced Portfolio seeks both capital appreciation and current income. Under normal market conditions, the Portfolio will invest primarily in shares of underlying STI Classic Funds that invest primarily in equity securities, but at least 25% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in fixed-income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Balanced Portfolio should offer investors a balanced level of income and capital appreciation, while subjecting investors to a lower level of principal risk.

GENERAL INVESTMENT POLICIES OF THE PORTFOLIOS

To achieve each Portfolio's investment objective, the Adviser will attempt to identify and select a diversified portfolio of underlying STI Classic Funds. In the selection process, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses. Each Portfolio invests a percentage of its assets, within percentage ranges the Adviser believes appropriate, in select underlying STI Classic Funds, which are separately-managed series of the Company. The percentages will reflect the extent to which each Portfolio invests in the particular market segment represented by each underlying fund in STI Classic Funds, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those corresponding underlying funds. These percentage ranges may change when it is appropriate in light of each Portfolio's investment objective. Each Portfolio may invest up to 100% of its assets in shares of the underlying STI Classic Funds. In addition, when the Adviser deems it appropriate, for temporary defensive purposes, each Portfolio may invest 100% of its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC). To the extent that a Portfolio is engaged in temporary defensive investing, it will not be pursuing its investment objective. When the adviser deems it appropriate, in order to meet liquidity needs, each Portfolio may invest its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC).

INVESTMENT PRACTICES OF THE UNDERLYING STI CLASSIC FUNDS

The following briefly describes the securities in which the underlying STI Classic Funds (the "Funds") may invest and the transactions they may make. The Funds are not limited by this discussion, however, and may purchase other types of securities and enter into other types of transactions if they meet each Fund's respective quality, maturity, and liquidity requirements.

Each Fund investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS


AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)


ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a Adepositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after a period longer than the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each money market and bond fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When delayed delivery purchases are outstanding, a Fund will set aside cash or other appropriate liquid assets such as U.S. Government securities, or other high grade debt securities in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.




DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's, right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

THE EURO

On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries converting or tying their currencies to the Euro included Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may now be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).


Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.




FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.


By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.


Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.




GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

INDEXED SECURITIES

A Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

GOVERNMENT PASS-THROUGH SECURITIES

These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs

CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

MUNICIPAL BONDS

Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

MUNICIPAL NOTES


Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.


Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Funds or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.


The Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.


OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Fund will purchase. The Funds will not purchase obligations issued by the Advisors.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.




REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) not more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of a Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (That is, any day other than a Saturday, Sunday or customary business holiday).


RESTRICTED SECURITIES


Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.


REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

SECURITIES LENDING


Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of a Fund, total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.


SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS


Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Funds.


SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

TENDER OPTION BONDS


Tender Option Bonds are created by coupling an intermediate or long-term tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the money market Funds may buy tender option bonds if the agreement gives a Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Funds, the Adviser will, pursuant to procedures established by the Board of Directors, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.


TIME DEPOSITS

Time deposits are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time. Time deposits with a maturity of seven business days or more are considered illiquid.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.


INVESTMENT LIMITATIONS


The following are fundamental policies of each Portfolio and cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.


A Fund may not:


1 Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest more than 25% of its assets without regard to this restrictions permitted by applicable law.






2. Borrow money, except that a Portfolio (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Portfolio has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;


3. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "Securities Act") in the disposition of restricted securities;


4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC");

5. Purchase the securities of any issuer (other than securities issuued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In addition, each Portfolio may not invest more than 25% of its assets inunderlying STI Classic Fund that, as a matter of policy, concentrate their assets in any one industry. However, a Portfolio may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Portoflio may invest up to 100% of its assets in securities issued by investment companies;






6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business);


7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; and

8. Lend any security or make any other loan, except as permitted by the 1940 Act.


NON-FUNDAMENTAL POLICIES


No Portfolio may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


Each Portfolio does not currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.


Each Portfolio does not currently intend to sell securities short.

Each fund does not currently intend to purchase or sell futures contracts or put or call options.





Each Portfolio may not invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE INVESTMENT ADVISOR


The Trust and Trusco Capital Management, Inc. (the "Advisor") has entered into an advisory agreement with the Trust (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $93.2 billion as of December 31, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.


The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolios, by a majority of the outstanding shares of the Portfolios, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


Crestar Asset Management Company served as the Adviser to the predecessors of the Life Vision Balanced, Life Vision Growth and Income, and Life Vision Maximum Growth Portfolios.


For the fiscal years ended November 30, 1998, and 1997, the Portfolios paid the following advisory fees:


----------------------------------------------------------------------------------------------------------------------------
                                                      FEES PAID                          FEES WAIVED OR REIMBURSED
                                           ---------------------------------------------------------------------------------
              FUND                             1998                 1997                1998                  1997
----------------------------------------------------------------------------------------------------------------------------
Life Vision Balanced Portfolio             $233,180          $    93,141          $  119,987            $   48,499
----------------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Portfolio    $ 53,342          $    22,542          $   32,109            $   13,685
----------------------------------------------------------------------------------------------------------------------------
Life Vision Maximum Growth Portfolio       $ 39,508          $    13,269          $   25,574            $    9,042
----------------------------------------------------------------------------------------------------------------------------

BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Portfolios' shares; but


- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Portfolios or from purchasing Fund shares as agent for and upon the order of a customer.


The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.


If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.


For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares.


THE TRANSFER AGENT


Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.



THE CUSTODIAN


SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Portfolios.


INDEPENDENT PUBLIC ACCOUNTANTS


Arthur Andersen LLP serves as independent public accountants for the Trust.



LEGAL COUNSEL


Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST


The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI

Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., are distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.




JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President, Controller, and Chief Executive Officer -Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.


JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.


SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
 Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.


KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.


KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.




RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.


JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

------------------------

* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.


The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end 5/31/98, the Trust paid the following amounts to Trustees and Officers of the Trust:


----------------------------------------------------------------------------------------------------------------------------
                                       AGGREGATE      PENSION OR RETIREMENT      ESTIMATED        TOTAL COMPENSATION FROM
                                     COMPENSATION      BENEFITS ACCRUED AS    ANNUAL BENEFITS   FUND AND FUND COMPLEX PAID
    NAME OF PERSON, POSITION           FROM FUND      PART OF FUND EXPENSES   UPON RETIREMENT           TO TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee              $15,000                 N/A                 N/A         $15,000 for service on two
                                                                                                boards
----------------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                  $14,000                 N/A                 N/A         $14,000 for service on two
                                                                                                boards
----------------------------------------------------------------------------------------------------------------------------
Champney A. McNair, Trustee             $17,000                 N/A                 N/A         $17,000 for service on two
                                                                                                boards
----------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee               $13,000                 N/A                 N/A         $13,000 for service on two
                                                                                                boards
----------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,                       $15,000                 N/A                 N/A         $15,000 for service on two
Trustee                                                                                         boards
----------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee          $15,000                 N/A                 N/A         $15,000 for service on two
                                                                                                boards
----------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee*            $3,500                  N/A                 N/A         $  3,500 for service on
                                                                                                two boards
----------------------------------------------------------------------------------------------------------------------------
William H. Cammack, Trustee               N/A                   N/A                 N/A         $       0   for service on
                                                                                                two boards
----------------------------------------------------------------------------------------------------------------------------


* Messr. Walton's compensation reflects a starting date of June 19, 1998.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

Each Portfolio may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD

THIRTY-DAY YIELD


The Portfolios may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

                       6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.




CALCULATION OF TOTAL RETURN


From time to time, the Portfolios may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                     1 YEAR                              LIFE OF FUND*
----------------------------------------------------------------------------------------------------------------------------
Life Vision Balanced Portfolio                                7.90%                               9.71%
----------------------------------------------------------------------------------------------------------------------------


                                     B-33

----------------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Portfolio                       7.12%                               9.34%
----------------------------------------------------------------------------------------------------------------------------
Life Vision Maximum Growth Portfolio                          6.53%                               9.53%
----------------------------------------------------------------------------------------------------------------------------

*Life of Fund figures are from commencement of operations to the period ended
 November 30, 1998.


PURCHASING SHARES


Purchases and redemptions of shares of the Portfolios may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEEMING SHARES


A Shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.


A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

TAXES


The following is a summary of certain Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Portfolios or their Shareholders, and the discussion here and in the Portfolios' prospectus is not intended as a substitute for careful tax planning.


This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.


In addition, each fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.


If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.


The Portfolios will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES


Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.


PORTFOLIO TRANSACTIONS






The Portfolios will primarily invest in shares of the underlying CrestFunds. Orders for transactions in these underlying funds will be placed with SEI Investments Distribution Co., distributor for the underlying CrestFunds and the Portfolios.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.


The Trust may allocate out of all commission business generated by all of the Portfolios and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more Portfolios and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.


As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Portfolios receiving the pricing service.


An Advisor may place a combined order for two or more accounts or Portfolios engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Portfolios. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Portfolios, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.


It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other enumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses
(E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.


DESCRIPTION OF SHARES


The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Portfolios each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Portfolios. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of _____, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Portfolios. Persons who owned of record or beneficially more than 25% of a Portfolio's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Portfolios were held for the record owner's fiduciary, agency or custodial customers.


TRUST SHARES
------------
        FUND                        NAME AND ADDRESS          NUMBER OF SHARES          % OF CLASS
        ----                        ----------------          ----------------          ----------
STI Maximum Growth Portfolio

STI Growth and Income Portfolio

STI Balanced Portfolio


EXPERTS

The financial statements as of November 30, 1998 have been audited by Deloitte & Touche LLP, Independent Public Accountants, as indicated in their report dated January 15, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                          STI CLASSIC FUNDS

                         INVESTMENT ADVISORS:


                    TRUSCO CAPITAL MANAGEMENT, INC.



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated May 24, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                           TABLE OF CONTENTS

                                                                  PAGE
THE TRUST..........................................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS...............................B-2
INVESTMENT LIMITATIONS............................................B-20
THE INVESTMENT ADVISOR............................................B-23
THE ADMINISTRATOR.................................................B-24
THE DISTRIBUTOR...................................................B-24
THE TRANSFER AGENT................................................B-24
THE CUSTODIAN.....................................................B-25
INDEPENDENT PUBLIC ACCOUNTANTS....................................B-25
LEGAL COUNSEL.....................................................B-25
TRUSTEES AND OFFICERS OF THE TRUST................................B-28
PERFORMANCE INFORMATION...........................................B-28
COMPUTATION OF YIELD..............................................B-29
CALCULATION OF TOTAL RETURN.......................................B-30
PURCHASING SHARES.................................................B-30
REDEEMING SHARES..................................................B-31
DETERMINATION OF NET ASSET VALUE..................................B-31
TAXES.............................................................B-32
FUND TRANSACTIONS.................................................B-36
TRADING PRACTICES AND BROKERAGE...................................B-36
DESCRIPTION OF SHARES.............................................B-37
SHAREHOLDER LIABILITY.............................................B-38
LIMITATION OF TRUSTEES' LIABILITY.................................B-38
YEAR 2000.........................................................B-39
EXPERTS...........................................................B-40
APPENDIX A: FINANCIAL STATEMENTS..................................B-40

May 24, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase (through financial institutions or intermediaries) Trust Shares of each Fund. Each Trust Share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the STI Maryland Municipal Bond Fund, STI Virginia Intermediate Municipal Bond Fund, STI Virginia Municipal Bond Fund, STI Tax-Free Money Market Fund and STI Value Funds. These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.


DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRs), EUROPEAN DEPOSITARY RECEIPTS (EDRs) AND GLOBAL DEPOSITORY RECEIPTS (GDRs)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after a period longer than the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each money market and bond fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When delayed delivery purchases are outstanding, a Fund will set aside cash or other appropriate liquid assets such as U.S. Government securities, or other high grade debt securities in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

DEMAND FEATURE

A put that entities the security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals is a demand feature. With respect to the money market funds, such intervals may not exceed 397 days. A standby commitment is a put that entities the security holder to dame-day settlement at amortized cost plus accrued interest.

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

THE EURO

On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may now be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

FEDERALLY TAXABLE OBLIGATIONS

The municipal bond funds do not intend to invest in securities whose interest is taxable; however, from time to time each such Fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax. For example, each such Fund may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

Should a municipal bond fund invest in taxable obligations, it would purchase securities that in the Adviser's judgment are of high quality. These include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The bond funds' standards for high quality taxable obligations are essentially the same as those described by Moody's Investors Service, Inc. in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard and Poor's Corporation in rating corporate obligations within its two highest ratings of A-1 and A-2. Additionally, each Fund will purchase such obligations only in accordance with the quality standards as set forth in the Prospectus.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of a Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of each Funds' holdings would be affected and the Board of Directors would reevaluate the Funds' objectives and policies.

Each municipal bond fund anticipates being as fully invested as practicable in municipal securities; however, there may be occasions when as a result of maturities of portfolio securities, or sales of Fund shares, or in order to meet redemption requests, a Fund may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, a Fund may be required to sell securities at a loss.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity, and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity, and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity, and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GOVERNMENT SECURITIES

Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities am to as government securities. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency. For example, securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation are supported only by the credit of the issuing agency, and not by the U.S. Government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury securities and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government and are the highest quality government securities.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

INDEXED SECURITIES

A Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

GOVERNMENT PASS-THROUGH SECURITIES

These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOS

CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICS

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA- guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REFUNDING CONTRACTS

A Fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A Fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a Fund will place liquid assets such as cash, U.S. Government securities, or other high grade debt securities in a segregated custodial account equal in amount to its obligations under refunding contracts.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESOURCE RECOVERY BONDS

The municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plaints. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds. Refunding Contracts. The municipal bond funds may invest in refunding contracts which require the issuer to sell and a Fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

SECURITIES LENDING

The STI Value Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

TAX AND REVENUE ANTICIPATION NOTE

Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

TENDER OPTION BONDS

are created by coupling an intermediate or long-term tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the money market funds may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Funds, the Adviser will, pursuant to procedures established by the Board of Directors, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

TIME DEPOSITS

Time deposits are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time. Time deposits with a maturity of seven business days or more are considered illiquid.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.


INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements including such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


3. Make loans except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the STI Growth and Income Fund may engage in securities lending as permitted by applicable law.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (2) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts(EXCEPT FOR FINANCIAL FUTURES CONTRACTS) and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

7. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.


NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the STI Tax-Free Money Market Fund) would be invested in illiquid securities.

Each Fund does not currently intend to purchase or sell futures contracts or put or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

To meet federal requirements for qualification as a "regulated investment company" the STI Tax-Free Money Market Fund limit its investments so that at the close of each quarter of its taxable year: (A) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. These limitations do not apply to "government securities" as defined for federal tax purposes.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


1. No Fund may make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearnace of security transactions.

2. No Fund may act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.


3. No Fund may purchase securities of other investment companies exceppt as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder.

THE INVESTMENT ADVISOR


Trusco Capital Management, Inc. (the "Advisor") has entered into an advisory agreement with the Trust (the "Advisory Agreements"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $ 93.2 billion as of December 31, 1998. The Advisory Agreement provides that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Advisor has agreed to waive its fees or reimburse expenses in order to limit Fund expenses.


Crestar Asset Management Company, an indirect wholly-owned subsidiary of SunTrust, served as the Adviser to the predecessors of the Growth and Income, Maryland Municipal Bond, Tax-Free Money Market, U.S. Treasury Money Market, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds.

For the fiscal years ended November 30, 1998, November 30, 1997, and November 30, 1996, the Funds paid the following advisory fees:

------------------------------------------------------------------------------------------------
      FUND                               FEES PAID                   FEES WAIVED OR REIMBURSED
                            1998           1997        1996         1998        1997      1996
------------------------------------------------------------------------------------------------
Growth and Income        $4,748,698     $4,336,987   $2,617,223    $0          $0        $0
Fund
------------------------------------------------------------------------------------------------
Maryland Municipal       $104,506       $50,300      $18,497       $60,691     $50,300   $15,422
Bond Fund
------------------------------------------------------------------------------------------------
Tax-Free Money           $963,089       $861,325     $732,401      $0          $0        $0
Market Fund
------------------------------------------------------------------------------------------------
U.S. Treasury Money      $2,412,519     $861,325     $732,401      $0          $0        $0
Market Fund
------------------------------------------------------------------------------------------------
Virginia Intermediate    $1,248,320     $1,232,770   $430,612      $0          $0        $0
Bond Fund
------------------------------------------------------------------------------------------------
Virginia Municipal       $166,644       $107,969     $72,398       $27,777     $17,385   $12,074
Bond Fund
------------------------------------------------------------------------------------------------

BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares; but
- do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.


The Advisor believes that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter. Prior to May 14, 1999, the predecessor of each Fund was subject to a separate Administration Agreement between the CrestFunds, Inc. and the Administrator (the "Predecessor Administration Agreement"). Under the Predecessor Agreement, the Administrator was entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.15% of average daily net assets of each of the Funds.

For the fiscal years ended November 30, 1998, 1997, and 1996, the Administrator was compensated for its services under the Predecessor Administration Agreement as follows:



-----------------------------------------------------------------------------------------------
      FUND                            FEES PAID                    FEES WAIVED OR REIMBURSED
                            1998        1997         1996        1998        1997        1996
-----------------------------------------------------------------------------------------------
Growth and Income         $949,744    $867,402     $523,446     $0          $0          $0
Fund
-----------------------------------------------------------------------------------------------
Maryland Municipal        $26,127     $10,561      $4,627       $0          $0          $4,627
Bond Fund
-----------------------------------------------------------------------------------------------
Tax-Free Money            $361,160    $323,063     $275,026     $0          $65         $0
Market Fund
-----------------------------------------------------------------------------------------------
U.S. Treasury Money       $926,797    $761,282     $592,194     $0          $0          $0
Market Fund
-----------------------------------------------------------------------------------------------
Virginia Intermediate     $374,498    $370,217     $138,184     $0          $384        $0
Bond Fund
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
      FUND                            FEES PAID                    FEES WAIVED OR REIMBURSED
                            1998        1997         1996         1998        1997        1996
-----------------------------------------------------------------------------------------------
Virginia Municipal        $41,661     $32,181      $18,111      $36,010     $27,381     $18,111
Bond Fund
-----------------------------------------------------------------------------------------------


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the investor Shares of the Funds have a distribution plan (the "Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fixcal years ended November 30, 1998, 1997, and 1996, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .40% of the average daily net assets of the Tax-Free Money Market Fund,.15% of the average daily net assets of the Growth and Income Fund; and .15% of the average daily net assets of theVirginia Intermediate Municipal Bond Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Tax-Exempt Bond Funds' aggregate average daily net assets attributable to its Flex Shares.

For periods prior to May 24, 1999, the predecessors of each Fund were subject to a distribution agreement between SEI Investments Distribution Co. And CrestFunds, Inc (the "Predecessor Distribution Agreement").

For the fiscal years ended November 30, 1998, 1997, and 1996, the aggregate dollar amounts of commissions paid under the Predecessor Distribution Agreement and the amounts retained by SEI Investments Distribution Com. during such years were as follows:



                               Dollar Amounts of Commissions          Commissions Retained by Underwriter
---------------------------------------------------------------------------------------------------------
Fund Name        Class       1998          1997          1996          1998         1997          1996
---------------------------------------------------------------------------------------------------------
Virginia
Intermediate    Investor
Bond Fund                  26,260.88     25,357.93      33,050.62     3,006.81     2,315.57      3,291.12
---------------------------------------------------------------------------------------------------------
Growth and      Investor
Income Fund                199,046.93    323,214.57    188,031.26    22,097.71     28,268.32    19,044.13
---------------------------------------------------------------------------------------------------------
Growth and        Flex
Income Fund                    0             0             0         57,744.99     22,970.48     9,197.61
---------------------------------------------------------------------------------------------------------
Virginia
Municipal         Flex
Bond Fund                      0             0             0         16,061.27     4,362.23     8,286.99
---------------------------------------------------------------------------------------------------------
Maryland
Municipal         Flex
Bond Fund                      0             0             0          5,718.96     1,644.33         0
---------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456.


Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-), CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., are distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President, Controller, Treasurer and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.


TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995.


LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.


SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.


KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994.


RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.


JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.


-----------------------

* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.


The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end 5/30/98, the Trust paid the following amounts to Trustees and Officers of the Trust:


-------------------------------------------------------------------------------------------------------------------
                                                            PENSION OR        ESTIMATED       TOTAL COMPENSATION
                                                            RETIREMENT          ANNUAL        FROM FUND AND FUND
                                         AGGREGATE       BENEFITS ACCRUED      BENEFITS         COMPLEX PAID TO
                                       COMPENSATION      AS PART OF FUND         UPON               TRUSTEES
   NAME OF PERSON, POSITION              FROM FUND           EXPENSES         RETIREMENT
-------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee                $16,000               $ 0             $16,000      $16,000 for service on
                                                                                             two boards
-------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                    $19,000               $ 0             $19,000      $19,000 for service on
                                                                                             two boards
-------------------------------------------------------------------------------------------------------------------
Champney A. McNair,                       $16,000               $ 0             $16,000      $16,000 for service on
Trustee                                                                                      two boards
-------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee                 $17,500               $ 0             $17,500      $17,500 for service on
                                                                                             two boards
-------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,                         $17,500               $ 0             $17,500      $17,500 for service on
Trustee                                                                                      two boards
-------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee            $17,500               $ 0             $17,500      $17,500 for service on
                                                                                             two boards
-------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee*              $10,500               $ 0             $10,500      $10,500 for service on
                                                                                             two boards
-------------------------------------------------------------------------------------------------------------------
William H. Cammack,                       $19,000               $ 0             $19,000      $19,000 for service on
Trustee                                                                                          two boards
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*Messr. Walton's compensation reflects a starting date of June 19, 1998.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds.


INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen, LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as legal counsel to the Trust.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS
Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the STI Tax-Free Money Market Fund will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The STI Tax-Free Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:





         TAX EQUIVALENT YIELD  =               (  E   )      + T
                                               (------)
                                               ( 1-P  )
          E = the portion of the yield which is tax-exempt
          P = stated income tax rate

          T = the portion of the yield which is taxable


The yields of this Fund fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.


THIRTY-DAY YIELD

The Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The Tax-Exempt Bond Funds "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

     TAX EQUIVALENT YIELD  =            (   E   )  + T
                                        (-------)
                                        (  1-P  )

          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Maryland Municipal Bond Fund, Maryland income taxes at a rate of 7.92% and for the STI Virginia Municipal Bond Fund, and STI Virginia Intermediate Municipal Bond Fund, Virginia income taxes at a rate of 5.75%.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The following table shows tax equivalent yields for the Bond and Money Market Funds for the 30-day period ended November 30, 1998.


---------------------------------------------------------------------------------------------------
            FUND               TRUST SHARES' YIELD    INVESTOR SHARES' YIELD     FLEX SHARES' YIELD
---------------------------------------------------------------------------------------------------
Maryland Municipal Bond        4.09%                  n/a                        5.22%
Fund
---------------------------------------------------------------------------------------------------
Tax-Free Money Market          4.52%                  4.50%                      n/a
Fund
---------------------------------------------------------------------------------------------------
U.S. Treasury Money            n/a                    n/a                        n/a
Market Fund
---------------------------------------------------------------------------------------------------


                                      B-29

---------------------------------------------------------------------------------------------------
            FUND               TRUST SHARES' YIELD    INVESTOR SHARES' YIELD     FLEX SHARES' YIELD
---------------------------------------------------------------------------------------------------
Virginia Intermediate          6.89%                  6.49%                      n/a
Municipal Bond Fund
---------------------------------------------------------------------------------------------------
Virginia Municipal Bond        7.20%                  n/a                        5.66%
Fund
---------------------------------------------------------------------------------------------------


CALCULATION OF TOTAL RETURN

From time to time, the Bond and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula:
P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through November 30, 1998 and for the one year, three year, and five year periods ended November 30, 1998 were as follows:


------------------------------------------------------------------------------------------------------------------------------------
  FUND                  1 YEAR                    3 YEARS                     5 YEARS            10            LIFE OF FUND*
                                                                                                YEARS
------------------------------------------------------------------------------------------------------------------------------------
              Trust    Investor  Flex     Trust   Investor  Flex     Trust    Investor  Flex    Trust    Trust    Investor  Flex
              Shares   Shares    Shares   Shares  Shares    Shares   Shares   Shares    Shares  Shares   Shares   Shares    Shares
------------------------------------------------------------------------------------------------------------------------------------
Growth        13.64%   8.60%     8.22%    20.47%  18.64%    18.93%   17.50%   n/a       n/a     n/a      16.70%   15.43%    20.09%
and
Income
Fund
------------------------------------------------------------------------------------------------------------------------------------
Maryland      7.03%    n/a       1.17%    n/a     n/a       n/a      n/a      n/a       n/a     n/a      5.18%    n/a       5.25%
Municipal
Bond
Fund
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free      2.93%    2.92%     n/a      3.04%   3.03%     2.89%    2.92%    2.89%     n/a     n/a      3.45%    2.73%     n/a
Money
Market
Fund
------------------------------------------------------------------------------------------------------------------------------------
U.S.          4.82%    n/a       n/a      4.84%   n/a       n/a      4.67%    n/a       n/a     5.15%    5.38%    n/a       n/a
Treasury
Money
Market
Fund
------------------------------------------------------------------------------------------------------------------------------------


                                      B-30

------------------------------------------------------------------------------------------------------------------------------------
  FUND                1 YEAR                    3 YEARS                      5 YEARS            10            LIFE OF FUND*
                                                                                                YEARS
------------------------------------------------------------------------------------------------------------------------------------
Virginia      6.10%    2.52%     n/a      5.22%   4.04%     n/a      n/a      4.09%     n/a     n/a      5.30%    4.27%     n/a
Intermedi
ate
Municipal
Bond
Fund
------------------------------------------------------------------------------------------------------------------------------------
Virginia      7.19%    n/a       1.24%    5.69%   n/a       3.87%    n/a      n/a       n/a     n/a      6.78%    n/a       5.04%
Municipal
Bond
Fund
------------------------------------------------------------------------------------------------------------------------------------

* Life of Fund figures are from commencement of operations per class to the period ended November 30, 1998.


PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").


DETERMINATION OF NET ASSET VALUE

The net asset value per share of the STI Tax-Free Money Market Fund is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares of the Bond and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.


TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the Prospectus, the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax. For tax years beginning after December 31, 1997, the Alternative Minimum Tax is repealed for certain corporations.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

STATE AND LOCAL TAXES

In addition to federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

STATE OF MARYLAND. To the extent the Maryland Municipal Bond Fund qualifies as a regulated investment company under the Code, it will be subject to tax only on
(1) that portion of its income on which tax is imposed for federal income tax purposes under Section 852(b)(1) of the Code and (2) that portion of its income which consists of federally tax exempt interest on obligations other than Maryland Exempt Obligations (hereinafter defined) to the extent such interest is not paid to Maryland Municipal Bond Fund shareholders in the form of exempt-interest dividends. To the extent dividends paid by the Maryland Municipal Bond Fund represent interest excludable from gross income for federal income tax purposes, that portion of exempt-interest dividends that represents interest received by the Maryland Municipal Bond Fund on obligations issued by the State of Maryland, its political subdivisions, Puerto Rico, the U.S. Virgin Islands, or Guam and their respective authorities or municipalities ("Maryland Exempt Obligations"), will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Maryland Municipal Bond Fund except in the case of a shareholder that is a financial institution. Except as noted below, all other dividend distributions will be subject to Maryland state and local income taxes.

Capital gains distributed by the Maryland Municipal Bond Fund to a shareholder or any gains realized by a shareholder from a redemption or sale of shares must be recognized for Maryland state and local income tax purposes to the extent recognized for federal income tax purposes. However, capital gains distributions included in the gross income of shareholders for federal income tax purposes are subtracted from capital gains income for Maryland income tax purposes to the extent such distributions are derived from the disposition by the Maryland Municipal Bond Fund of debt obligations issued by the State of Maryland, its political subdivisions and authorities.

Except in the case of a shareholder that is a financial institution, dividends received by a shareholder from the Maryland Municipal Bond Fund that are derived from interest on U.S. Government obligations will be exempt from Maryland state and local income taxes.

In the case of individuals, Maryland presently imposes an income tax on certain items of tax preference with reference to such items as defined in the Code for purposes of calculating the federal alternative minimum tax. Interest paid on certain private activity bonds ("AMT Bonds") is a preference item for purposes of calculating the federal alternative minimum tax. Accordingly, if the Maryland Municipal Bond Fund holds AMT Bonds of an issuer other than the State of Maryland or one of its political subdivisions, agencies or authorities ("Non-Maryland AMT Bonds"), the excess of 50% of that portion of exempt interest dividends which is attributable to interest on Non-Maryland AMT Bonds over a threshold amount is subject to Maryland income tax. Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder in order to purchase or carry shares of the Maryland Municipal Bond Fund will not be deductible for Maryland state and local income tax purposes. Individuals will not be subject to personal property tax on their shares of the Maryland Municipal Bond Fund.

Shares of the Maryland Municipal Bond Fund held by a Maryland resident at death may be subject to Maryland inheritance and estate taxes.

COMMONWEALTH OF VIRGINIA. Under existing Virginia law, distributions from Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excludable from federal gross income and attributable to interest on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, United States Virgin Islands, or Guam or (ii) attributable to interest on direct obligations of the United States. These Virginia income tax exemptions will be available only if a Fund (i) qualifies as a separate "regulated investment company" under the Internal Revenue Code and (ii) complies with the requirement of the Internal Revenue Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested in state, municipal, or other obligations described in Section 103(a) of the Internal Revenue Code. These Funds intend to comply with those requirements.

Other distributions from these Funds, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (or continued) by a shareholder of Virginia Intermediate Municipal Bond Fund or Virginia Municipal Bond Fund to purchase or carry shares of these Funds will not be deductible for Virginia income tax purposes to the extent such interest expense relates to the portions of distributions exempt from Virginia income taxation. These Funds will not be subject to any Virginia intangible personal property tax on any obligations in a Fund. In addition, shares of a Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

To be entitled to the exemption described above for distributions attributable to certain interest on Virginia obligations, obligations of certain United States possessions or direct United States obligations, a shareholder must be able to substantiate the exempt portions of each distribution with reasonable certainty. The determination of exempt portions must be made on a monthly (rather than annual or quarterly) basis if, as planned, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund each makes monthly distributions. Accordingly, shareholders should retain their statements from these Funds, which are to be issued at least annually, showing the percentages of each monthly distribution attributable to interest on Virginia obligations, possessions obligations and United States obligations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

Brokerage commissions paid by the Growth and Income Fund for the fiscal years ended 1998, 1997, and 1996 were:

--------------------------------------------------------------------------------
                                 1998                1997                1996
--------------------------------------------------------------------------------
Growth and Income Fund        $1,031,949          $1,248,896           $813,371
--------------------------------------------------------------------------------


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of May 5, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


Fund                      Name and Address                          Percentage Of Shares
----                      ----------------                          --------------------
Tax-Free Money Market     National Financial Services Corp.         98%
Fund (Investor Shares)    For Exclusive Benefit of Our
                          Customers
                          Church Street Station
                          P.O. Box 3752
                          New York, NY 10008

Virginia Municipal        NFSC FEBO A1F-628107                      5.7%
Bond Fund (Flex Shares)   Nancy Holdmann
                          23 Winster Fax
                          Williamsburg, VA 23185

Virginia Municipal        NFSC FEBO H3E-050865                      7.2%
Bond Fund (Flex Shares)   Virginia E. White
                          311 Desota Drive
                          Richmond, VA 23229

Maryland Municipal        David & Linda Wirnsatt                    9.93%
Bond Fund-Trust Class     C/O Bold Concepts
                          814 W. Diamond Avenue 2nd Floor
                          Gaithersburg, MD 20878

Value Fund-Trust Class    Crestar Thr - Daily 12/31                 12.47%
                          Crestar Thrist Plan
                          Attn: Bonnie Huffman TOC 8200
                          919 East Main Street
                          Richmond, VA 23219





EXPERTS

The financial statements as of November 30, 1998, have been audited by Deloitte & Touche LLP, Independent Public Accountants, as indicated in their report dated January 15, 1999, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
U.S. TREASURY MONEY FUND

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
U.S. TREASURY OBLIGATIONS (17.7%)
U.S. Treasury Bills
   4.425%, 03/04/99 ................   $ 30,000  $ 29,657
   4.435%, 05/27/99 ................     30,000    29,346
U.S. Treasury Notes
   5.000%, 01/31/99 ................     10,000     9,960
   5.000%, 02/15/99 ................     10,000     9,989
   6.250%, 03/31/99 ................     10,000    10,023
   6.375%, 04/30/99 ................     10,000    10,034
   6.250%, 05/31/99 ................     10,000    10,032
   6.750%, 06/30/99 ................     15,000    15,105
------------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $124,146) .............              124,146
------------------------------------------------------------
REPURCHASE AGREEMENTS (82.6%)
Barclays
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $31,688,305 (collateralized by
  U.S. Treasury Note: total market
  value $32,317,888) ...............     31,684    31,684
Deutsche Bank
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $28,500,331 (collateralized by
  various U.S. Treasury obligations:
  total market value $29,067,044) .      28,496    28,496
Greenwich Bank
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $168,520,187 (collateralized by
  various U.S. Treasury obligations:
  total market value $171,866,836)      168,496   168,496
J.P. Morgan
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $31,110,384 (collateralized by
  U.S. Treasury Bond: total market
  value $31,728,686) ..............      31,106    31,106
Lehman Brothers
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price $30,874,021
  (collateralized by various U.S.
  Treasury obligations:
  total market value $31,484,512)        30,870    30,870
Merrill Lynch
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $30,494,381 (collateralized by
  various U.S. Treasury obligations:
  total market value $31,100,391)        30,490    30,490

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Morgan Stanley
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $28,010,408 (collateralized by
  U.S. Treasury Note: total market
  value $28,567,661) ............      $ 28,006  $ 28,006
Prudential Bache
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price
  $30,543,563 (collateralized by
  U.S. Treasury Note: total market
  value $31,150,099) .............       30,539    30,539
Salomon Brothers
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price $30,026,517
  (collateralized by various U.S.
  Treasury obligations:
  total market value $30,799,426)        30,022    30,022
Warburg
  5.24%, dated 11/30/98, matures
  12/01/98, repurchase price $168,036,560
  (collateralized by various U.S.
  Treasury obligations:
  total market value $171,419,708)      168,012   168,012
------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $577,721) ...............            577,721
------------------------------------------------------------
     Total Investments (100.3%)
       (Cost $701,867) ...............            701,867
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)          (1,944)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 699,922,404
  outstanding shares .................            699,924
Distribution in excess of net investment income        (1)
------------------------------------------------------------
     Total Net Assets: (100.0%) ......           $699,923
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(699,922,949 / 699,922,404
SHARES OUTSTANDING) ..................              $1.00
------------------------------------------------------------
------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
MUNICIPAL BONDS (98.5%)
COLORADO (1.3%)
Denver, Public Facility Improvements,
  Major League Baseball Stadium Project,
  Ser A, RB, FGIC
   5.900%, 10/01/99 .................   $ 3,500   $ 3,573
------------------------------------------------------------
DISTRICT OF COLUMBIA (0.4%)
District of Columbia, Healthcare Facility,
  St. John's Child Development Center, RB (A)
   3.350%, 12/02/98 .................     1,125     1,125
------------------------------------------------------------
HAWAII (0.9%)
Hawaii State, Housing Finance &
  Development Authority, Single
  Family Housing, AMT, RB (A)
   3.400%, 12/03/98 .................     2,600     2,600
------------------------------------------------------------
ILLINOIS (6.1%)
Chicago, GO (A)
   3.300%, 12/03/98 .................     7,000     7,000
Chicago, O'Hare International Airport,
  AMT, RB (A)
   3.350%, 12/03/98 .................     5,000     5,000
Chicago, Public Improvements,
  GO, Ser C (B)
   3.050%, 10/31/99 .................     5,000     5,000
------------------------------------------------------------
                                                   17,000
------------------------------------------------------------
KANSAS (0.9%)
Johnson County, School Improvements,
  GO, AMBAC
   8.000%, 09/01/99 .................     2,525     2,615
------------------------------------------------------------
LOUISIANA (2.8%)
Jefferson Parish, Home Mortgage, RB (A)
   3.400%, 12/03/98 .................     7,720     7,720
------------------------------------------------------------
MARYLAND (6.7%)
Montgomery County, Housing Opportunity
  Commission, Issue 1, AMT, RB (A) (B)
   3.350%, 12/02/98 .................    10,000    10,000
Montgomery County, TECP
   3.350%, 02/24/99 .................     2,850     2,850
   3.200%, 03/12/99 .................     6,000     6,000
------------------------------------------------------------
                                                   18,850
------------------------------------------------------------
MASSACHUSETTS (3.6%)
Massachusetts, Puttable
  Tax Exempt Receipts (A) (B)
   3.450%, 12/03/98 .................    10,000    10,000
------------------------------------------------------------
NEW YORK (8.9%)
Long Island, Power Authority,
  Electric System Project, RB (A)
   3.400%, 12/03/98 .................     4,000     4,000
New York City, GO (A)
   3.350%, 12/03/98 .................    11,960    11,960

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
New York City, Water & Sewer
  Finance Authority, RB (A)
   3.350%, 12/03/98 .................   $ 9,000   $ 9,000
------------------------------------------------------------
                                                   24,960
------------------------------------------------------------
NORTH CAROLINA (5.7%)
Charlotte, Housing Authority,
  Multi Family Housing, Merrywood
  Senior Adult Project, RB (A) (B)
   3.250%, 12/02/98 .................     2,000     2,000
North Carolina State, Medical Care
  Community Hospital Pooled Finance
  Project, Ser A, RB (A) (B)
   3.350%, 12/01/98 .................     9,800     9,800
Wake County, Public Improvements, GO
   4.400%, 03/01/99 .................     4,000     4,008
------------------------------------------------------------
                                                   15,808
------------------------------------------------------------
PENNSYLVANIA (8.7%)
Emmaus, General Authority, RB, FSA (A)
   3.150%, 12/02/98 .................    12,000    12,000
Philadelphia, Redevelopment Housing
  Authority, Courts Project, Ser A, RB (A) (B)
   3.100%, 12/03/98 .................     4,425     4,425
Pittsburgh, GO (A)
   3.250%, 12/03/98 .................     8,000     8,000
------------------------------------------------------------
                                                   24,425
------------------------------------------------------------
SOUTH CAROLINA (2.9%)
Florence County, McLeod Regional Medical
  Center Project, Ser A, RB, FGIC (A)
   3.450%, 12/03/98 .................     8,200     8,200
------------------------------------------------------------
SOUTH DAKOTA (1.8%)
Heartland Consumers Power District,
  RB, FSA (A)
   3.300%, 12/03/98 .................     5,035     5,035
------------------------------------------------------------
TENNESSEE (1.8%)
Shelby County, Health, Educational &
  Housing Facilities, Multi Family Housing,
  AMT, Ser A, RB (A) (B)
   3.500%, 12/02/98 .................     5,000     5,000
------------------------------------------------------------
TEXAS (7.5%)
Houston, Water & Sewer System,
  RB, FGIC (A)
   3.300%, 12/03/98 .................     5,000     5,000
Plano, TECP, MBIA
   3.100%, 01/22/99 .................     7,000     7,000
San Antonio, Electric & Gas, RB,
   Partially Prerefunded
   02/01/07 @101 (A) (B)
   3.300%, 12/03/98 .................     9,000     9,000
------------------------------------------------------------
                                                   21,000
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND (CONTINUED)

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
VIRGINIA (34.9%)
Alexandria, Redevelopment & Housing
  Authority, Goodwin House Project,
  Ser B, RB (A) (B)
   3.350%, 12/01/98 .................   $ 2,500   $ 2,500
Fairfax County, Public
  Improvements, GO (A)
   3.300%, 12/03/98 .................     3,300     3,300
King George County, Industrial
  Development Authority,
  Birchwood Power Partners,
  Ser A, RB (A) (B)
   3.450%, 12/01/98 .................     2,600     2,600
King George County, Industrial
  Development Authority,
  Birchwood Power Partners,
  Ser B, RB (A) (B)
   3.450%, 12/01/98 .................     7,400     7,400
Louisa County, Industrial
  Development Authority, RB (A) (B)
   3.200%, 12/03/98 .................     2,000     2,000
Norfolk, Industrial Development
  Authority, Childrens Hospital
  Project (A) (B)
   3.200%, 12/03/98 .................     4,000     4,000
Petersburg, Hospital Authority,
  Southside Regional Project,
  RB (A) (B)
   3.350%, 12/01/98 .................     4,125     4,125
Pulaski County, Industrial Development
  Authority, Pulaski Furniture Project,
  Ser A, RB (A)
   3.350%, 12/02/98 .................     4,219     4,219
Pulaski County, Industrial Development
  Authority, Pulaski Furniture Project,
  Ser B, RB (A)
   3.350%, 12/02/98 .................       500       500
Richmond, Redevelopment &
  Housing Authority, Multi Family
  Housing, RB (A)
   3.350%, 12/03/98 .................    13,000    13,000
Spotsylvania, Industrial Development
  Authority, Residential Care Facility,
  Chancellors Village Project, RB (A) (B)
   3.150%, 12/02/98 .................     2,465     2,465
Suffolk, Redevelopment & Housing
  Authority, Multi Family Housing,
  Windsor Fieldstone Project, RB (A)
   3.350%, 12/02/98 .................     4,288     4,288

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Virginia State College, Building
  Authority, Public Higher Education
  Financing, Ser A, RB
   3.150%, 09/01/99 .................   $ 1,850   $ 1,850
Virginia State, Polytechnic
  Institute & University, RB (A)
   3.400%, 12/03/98 .................       650       650
Virginia State, Polytechnic
  Institute & University, RB (A) (B)
   3.400%, 12/03/98 .................     3,475     3,475
Virginia State, Port Authority Facility,
  AMT, RB, MBIA (A)
   3.350%, 12/03/98 .................    10,100    10,100
Virginia State, Public Building
  Authority, RB
   5.100%, 08/01/99 .................     7,115     7,212
Virginia State, Public School
  Authority, School Equipment
  Financing, Issue V, RB
   3.600%, 04/01/99 .................     5,000     5,000
Waynesboro, Residential
  Care Facilities, Sunnyside
  Presbyterian Project, RB (A) (B)
   3.350%, 12/01/98 .................    10,240    10,240
York County, TECP
   3.400%, 02/18/99 .................     8,800     8,800
------------------------------------------------------------
                                                   97,724
------------------------------------------------------------
WASHINGTON (3.6%)
Washington State, Public Power Supply
  System, Nuclear Project Number 1,
  Prerefunded 07/01/99 @ 100
   6.000%, 07/01/17 .................    10,000    10,131
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $275,766) ..............             275,766
------------------------------------------------------------
CASH EQUIVALENTS (0.9%)
Financial Square Tax Free Portfolio .     1,118     1,118
SEI Institutional Tax Free Portfolio      1,277     1,277
------------------------------------------------------------
     Total Cash Equivalents
       (Cost $2,395) ................               2,395
------------------------------------------------------------
     Total Investments (99.4%)
       (Cost $278,161) ..............             278,161
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.6%)            1,589
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
TAX-FREE MONEYFUND (CONCLUDED)


                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .9 billion shares
  authorized) based on 270,909,225
  outstanding shares ........................    $270,911
Portfolio Shares of Investor Class A
  ($.001 par value -- .1 billion shares
  authorized) based on 8,849,887
  outstanding shares ........................       8,850
Distribution in excess of net investment income        (2)
Accumulated net realized loss on investments           (9)
------------------------------------------------------------
     Total Net Assets: (100.0%) .............    $279,750
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(270,899,215 / 270,909,225
SHARES OUTSTANDING) .........................       $1.00
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(8,851,371 / 8,849,887
SHARES OUTSTANDING) .........................       $1.00
------------------------------------------------------------
------------------------------------------------------------
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on November 30, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance, Inc.
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series
TECP--Tax Exempt Commercial Paper


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
MUNICIPAL BONDS (97.8%)
VIRGINIA (97.8%)
Abingdon, Industrial Development
  Authority, Johnston Memorial
  Hospital Project, RB,
  Callable 07/01/08 @102
   5.250%, 07/01/16 ..................   $2,000    $2,020
Arlington County, Industrial
  Development Authority, Ogden
  Martin Systems Project, Resource
  Recovery Alexandria/Arlington,
  Ser A, RB, FSA
   5.250%, 01/01/05 ..................    4,000     4,260
Arlington County, Refunding Bond,
  Public Improvements, GO,
  Callable 10/01/08 @ 101
   5.000%, 10/01/11 ..................    3,220     3,401
Chesapeake Bay, Bridge &
  Tunnel Authority, RB,
  Callable 07/01/05 @ 102 MBIA
   5.000%, 07/01/22 ..................    2,000     1,992
Chesapeake Bay, Bridge &
  Tunnel Authority, RB,
  Prerefunded 07/01/01 @ 102 MBIA
   6.375%, 07/01/22 ..................    7,000     7,604
Chesapeake, Hospital Authority,
  General Hospital Project, RB,
  Callable 07/01/00 @ 102
   8.200%, 07/01/05 ..................    1,000     1,076
Chesapeake, Public Improvements, GO
   5.800%, 08/01/02 ..................    2,000     2,140
Chesapeake, Refunding Bond, GO
   5.400%, 12/01/08 ..................    2,500     2,741
Chesterfield County, Health Center
  Community Project, Lucy Corr
  Nursing Home Project, RB,
  Callable 12/01/06 @ 102 (B)
   5.875%, 12/01/21 ..................      500       532
Chesterfield County, Public Improvements,
  Ser A, GO, Callable 01/01/08 @ 100 (B)
   4.400%, 01/01/09 ..................    2,000     2,032
   4.700%, 01/01/12 ..................    3,215     3,259
Chesterfield County, Refunding Bond, GO
   5.650%, 07/15/00 ..................    3,000     3,105
Danville, Industrial Development Authority,
  Danville Regional Medical Center
  Project, RB AMBAC
   5.250%, 10/01/28 ..................    4,250     4,478
Fairfax County, Economic Development
  Authority, Resource Recovery, Ogden
  Martin Systems Project, Ser A, AMT, RB,
  Callable 02/01/99 @ 103
   7.750%, 02/01/11 ..................    1,000     1,036

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Fairfax County, Industrial Development
  Authority, Inova Health System Project,
  RB, Callable 08/15/06 @ 102
   5.300%, 08/15/07 ..................   $1,500    $1,601
Fairfax County, Industrial Development
  Authority, Inova Health System Project,
  Ser A, RB, Callable 02/15/08 @ 101
   5.000%, 08/15/10 ..................    2,890     2,991
Fairfax County, School & Transit Improvements,
  Ser B, GO, Callable 06/01/01 @ 102 (B)
   5.200%, 06/01/13 ..................    5,000     5,169
Fairfax County, Sewer Authority Refunding,
  RB, Callable 11/15/03 @ 102 AMBAC
   5.500%, 11/15/09 ..................    3,000     3,202
Fluvanna County, Industrial Development
  Authority, Elementary School Project,
  RB, Callable 04/01/99 @ 100
   4.150%, 01/15/01 ..................    4,000     4,001
Fredericksburg, Industrial Development
  Authority, Hospital Facilities Project,
  Medicorp Health System, RB,
  Callable 06/15/07 @ 102 AMBAC
   5.250%, 06/15/16 ..................    5,000     5,137
Hampton Roads Sanitation District,
  Wastewater Authority, Capital
  Improvements, RB,
  Callable 10/01/03 @ 102
   4.900%, 10/01/06 ..................    2,000     2,092
Harrisonburg, Industrial Development
  Authority, Rockingham Memorial
  Hospital Project, RB,
  Callable 12/01/02 @ 102 MBIA
   5.750%, 12/01/13 ..................    3,000     3,206
Henrico County, Industrial Development
  Authority, Solid Waste Facility
  Browning Ferris Project, RB,
  Mandatory Put 12/01/05 @ 100 (A)
   5.300%, 12/01/98 ..................    1,000     1,049
Henrico County, Industrial Development
  Authority, Government Projects, RB,
  Callable 06/01/06 @ 102
   5.150%, 06/01/07 ..................    2,500     2,681
Henrico County, Industrial Development
  Authority, Residential & Health Care Facility,
  Our Lady of Hope Project, RB,
  Callable 07/01/03 @ 102 (B)
   6.150%, 07/01/26 ..................    2,000     2,020
Henrico County, Industrial Development
  Authority, Residential Care Facility
  Westminister-Canterbury Project,
  RB, Callable 02/17/99 @ 100.5
   7.300%, 10/01/99 ..................    1,060     1,072

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (continued)

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Henry County, Public Improvements, GO,
  Callable 07/15/04 @ 102
   6.000%, 07/15/14 ..................   $1,000    $1,082
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB,
  Callable 01/01/03 @ 102 FGIC
   6.100%, 01/01/04 ..................    1,250     1,373
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB,
  Callable 01/01/07 @ 102 FGIC
   5.125%, 01/01/26 ..................    3,250     3,287
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB FGIC
   5.900%, 01/01/02 ..................    1,000     1,062
Loudoun County, School & Public
  Improvement, Ser A, GO,
  Callable 08/01/07 @ 102 (B)
   5.000%, 08/01/17 ..................    2,000     2,030
Lynchburg, Refunding Bond, GO,
  Callable 04/01/03 @ 102
   5.250%, 04/01/08 ..................    2,000     2,122
Newport News, Recreational Facility
  Improvements, Ser A, GO,
  Callable 07/01/05 @ 102 MBIA
   5.500%, 07/01/12 ..................    2,500     2,697
Newport News, Refunding &
  Improvements Bond, Ser B, GO,
  Callable 07/01/99 @ 101.50
   5.700%, 07/01/05 ..................    2,000     2,054
Newport News, Water, Utility & Public
  Improvements, GO,
  Callable 01/15/07 @ 102
   5.250%, 01/15/14 ..................    3,530     3,689
Norfolk, Capital Improvements, GO,
  Callable 06/01/07 @ 101 FGIC
   5.375%, 06/01/09 ..................    1,000     1,089
Norfolk, Industrial Development Authority,
  Bon Secours Health Project, RB,
  Callable 08/15/07 @ 102 MBIA
   5.250%, 08/15/26 ..................    4,200     4,289
Norfolk, Industrial Development Authority,
  Children's Hospital Project, RB AMBAC
   6.900%, 06/01/06 ..................    1,000     1,176
Norfolk, Industrial Development Authority,
  Children's Hospital Project, RB,
  Callable 06/01/04 @ 102 AMBAC
   5.100%, 06/01/07 ..................    1,000     1,055
Norfolk, Industrial Development Authority,
  Public Health Center Project, RB,
  Callable 09/15/06 @ 102
   5.625%, 09/15/17 ..................    1,600     1,682

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Norfolk, Industrial Development Authority,
  Sentara Hospital Project, Ser A, RB,
  Callable 11/01/04 @ 102
   4.900%, 11/01/07 .................. $  2,500  $  2,578
   5.000%, 11/01/08 ..................    2,500     2,575
Norfolk, Redevelopment & Housing
  Authority, Educational Facilities Revenue,
  Tidewater Community College Campus
  Project, RB, Callable 11/01/05 @ 102
   5.800%, 11/01/08 ..................      700       776
Norfolk, Refunding & Improvement
  Bond, Ser A, GO
   5.100%, 02/01/00 ..................    4,000     4,075
Peninsula Ports, Hospital Authority,
  Mary Immaculate Project, RB,
  Escrowed to Maturity
   8.000%, 08/01/99 ..................      245       250
Peninsula Ports, Industrial Development
  Authority, Olde Hampton Hotel Project,
  RB, Mandatory Put 07/01/99 @ 100 (B)
   4.875%, 07/01/16 ..................      480       482
Peumansend Creek, Regional Jail Authority,
  Grant Anticipation Note, RB,
  Callable 04/01/99 @ 100
   4.550%, 04/01/00 ..................    5,000     5,017
Portsmouth, Refunding Bond, GO,
  Callable 08/01/03 @ 102
   5.450%, 08/01/07 ..................    2,000     2,135
Portsmouth, Public Improvements, GO,
  Prerefunded 08/01/00 @ 102
   6.750%, 08/01/04 ..................    1,500     1,607
Prince William County, Park Authority,
  Recreational Facility Improvement, RB
   5.500%, 10/15/99 ..................      500       510
   5.800%, 10/15/01 ..................      500       524
Prince William County, Park Authority,
  Recreational Facility Improvement, RB,
  Callable 10/15/04 @ 102
   6.200%, 10/15/05 ..................      500       552
Prince William County, Refunding Bond,
  Ser C, RB, Callable 08/01/03 @ 102 (B)
   5.000%, 08/01/07 ..................    5,000     5,269
Prince William County, Water & Sewer
  Authority, Water & Sewer Improvements,
  RB, Prerefunded 07/01/01 @ 102 FGIC
   6.500%, 07/01/21 ..................    1,000     1,089
Richmond, Metropolitan Expressway
  Authority, Ser A, RB,
  Callable 07/15/02 @ 102 FGIC
   5.900%, 07/15/03 ..................    1,500     1,627
Richmond, Public Improvements,
  Ser A, GO
   6.100%, 01/15/01 ..................    2,750     2,887

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (continued)

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Richmond, Public Improvements,
  Ser A, GO, Callable 01/15/05 @ 102
   5.300%, 01/15/09 ................   $  1,500  $  1,614
Richmond, Public Utility, Ser A, RB
   5.250%, 01/15/06 ................      2,200     2,348
Richmond, Redevelopment & Housing
  Authority, Richmeade Project, AMT, RB (A)
   4.000%, 12/24/98 ................        500       500
Roanoke Valley, Solid Waste System
  Authority, Resource Recovery
  Improvements, RB
   5.400%, 09/01/02 ................      1,450     1,504
Roanoke, Industrial Development Authority,
  Roanoke Memorial Hospital Project,
  Ser B, RB, Callable 07/01/02 @ 102
   5.900%, 07/01/06 ................      2,500     2,669
Roanoke, Public Improvements, GO
   4.900%, 02/01/06 ................      1,000     1,051
Roanoke, Public Improvements, GO,
  Callable 02/01/06 @ 102
   5.000%, 02/01/12 ................      3,165     3,276
Southeastern Public Service Authority,
  Ser A, RB, MBIA
   5.150%, 07/01/09 ................      5,000     5,350
Spotsylvania County, Refunding Bond,
  Special Assessments, GO, FSA
   4.500%, 07/15/09 ................      1,375     1,402
Suffolk, Refunding & Improvement
  Bond, GO
   5.200%, 08/01/02 ................      1,500     1,575
Suffolk, Refunding Bond, GO,
  Callable 08/01/03 @ 102
   5.600%, 08/01/06 ................      2,000     2,170
   5.700%, 08/01/07 ................      2,000     2,175
Tazewell County, Industrial Development
  Authority, Courthouse Project, RB,
  Callable 01/01/07 @ 102 MBIA
   5.300%, 01/01/27 ................      1,000     1,029
Virginia Beach, Development Authority,
  Residential & Health Care Facility Project,
  1st Mortgage, Our Lady of Perpetual Hope
  Project, RB, Callable 07/01/07 @102
   6.050%, 07/01/20 ................      1,500     1,536
Virginia Beach, Development Authority,
  Sentara Bayside Hospital Project, RB,
  Callable 11/01/01 @ 102
   6.300%, 11/01/21 ................      1,750     1,873
Virginia Beach, Refunding Bond, GO
   5.000%, 07/15/03 ................      1,000     1,050
   5.300%, 07/15/07 ................      2,000     2,165
   5.250%, 08/01/08 ................      2,000     2,165
   5.450%, 07/15/11 ................      1,000     1,098
Virginia Beach, Refunding Bond, GO,
  Prerefunded 11/01/04 @ 102 (B)
   5.750%, 11/01/10 ................      3,500     3,885

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Virginia State, College Building Authority,
  Public Higher Education Financing,
  Ser A, RB, Callable 09/01/08 @ 100
   4.800%, 09/01/17 ................     $1,500  $  1,463
Virginia State, College Building Authority,
  Public Higher Education Financing,
  Ser A, RB, Callable 09/01/08 @ 100
   4.625%, 09/01/15 ................      3,080     2,972
Virginia State, College Building Authority,
  University of Richmond Project, RB,
  Callable 11/01/02 @ 102
   6.250%, 11/01/12 ................      2,000     2,178
Virginia State, College Building Authority,
  University of Richmond Project, RB,
  Optional Put 11/01/04 @ 100
   5.550%, 11/01/19 ................      6,500     7,053
Virginia State, Commonwealth Transportation
  Board, Northern Transit District, RB,
  Callable 05/15/07 @ 101
   5.125%, 05/15/19 ................      2,250     2,261
Virginia State, Commonwealth Transportation
  Board, Oak Grove Connector Project,
  Ser A, RB, Callable 05/15/07 @ 101
   5.250%, 05/15/22 ................      2,250     2,292
Virginia State, Education Loan Authority,
  AMT, Ser B, RB, Prerefunded to Various
  Call Dates @ 100 (B)
   5.550%, 09/01/10 ................      1,800     1,897
Virginia State, Education Loan Authority,
  Refunding Bond, Student Loan Program,
  AMT, Ser B, RB, Escrowed to Maturity
   4.850%, 09/01/01 ................        520       535
Virginia State, Education Loan Authority,
  Refunding Bond, Student Loan Program,
  AMT, Ser D, RB, Escrowed to Maturity
   5.600%, 03/01/03 ................      2,500     2,659
Virginia State, Housing Development Authority,
  Commonwealth Mortgage, Ser B,
  SubSer B-3, RB, Callable 01/01/06 @ 102
   6.350%, 01/01/15 ................      3,000     3,206
Virginia State, Housing Development Authority,
  Commonwealth Mortgage, Ser E,
  SubSer E-1, RB, Callable 07/01/08 @ 101
   4.950%, 01/01/11 ................      1,250     1,261
Virginia State, Housing Development Authority,
  Multi Family Housing, AMT, Ser I, RB,
  Callable 01/01/09 @ 101
   4.875%, 11/01/12 ................      1,950     1,931
Virginia State, Housing Development Authority,
  Multi Family Housing, RB,
  Callable 01/01/2008 @ 102
   5.350%, 11/01/11 ................      1,250     1,313
Virginia State, Housing Development Authority,
  Multi Family Housing, Ser B, RB,
  Callable 05/01/00 @ 102
   7.375%, 05/01/05 ................      1,000     1,038

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (concluded)

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Virginia State, Housing Development
  Authority, Multi Family Housing,
  Ser C, RB, Callable 05/01/04 @ 102
   5.700%, 05/01/05 .................    $1,000 $   1,068
Virginia State, Housing Development
  Authority, Multi Family Mortgage,
  Ser I, RB, Callable 01/01/08 @ 102
   5.450%, 05/01/18 .................     2,000     2,053
Virginia State, Housing Development
  Authority, Ser C, SubSer C-8,
  RB, Callable
  01/01/02 @ 102
   6.000%, 07/01/06 .................     2,000     2,095
Virginia State, Housing Development
  Authority, Single Family Housing, Ser C,
  SubSer C-4, RB, Callable 01/01/02 @ 102
   5.550%, 01/01/11 .................     3,000     3,086
Virginia State, Polytechnic Institute &
  University, University & College
  Improvements, Ser A, RB,
  Callable 06/01/06 @ 102
   5.350%, 06/01/09 .................     2,000     2,143
Virginia State, Public Building Authority,
  RB, Callable 08/01/05 @ 101
   5.200%, 08/01/15 .................     1,500     1,532
Virginia State, Public Building Authority,
  Ser A, RB
   6.000%, 08/01/06 .................     6,000     6,758
Virginia State, Public Building Authority,
  Ser B, RB
   5.600%, 08/01/01 .................     4,000     4,195
Virginia State, Public School Authority,
  Refunding Bond, RB,
  Callable 01/01/02 @ 102
   6.250%, 01/01/08 .................     2,000     2,165
Virginia State, Public School Authority,
  Refunding Bond, Ser B, RB
   5.000%, 01/01/04 .................     2,000     2,100
Virginia State, Public School Authority,
  School Financing, Ser B, RB,
  Callable 01/01/03 @ 102 (B)
   5.600%, 01/01/05 .................     1,880     2,033
Virginia State, Public School Authority,
  School Improvements, Ser B, RB,
  Callable 01/01/00 @ 102
   5.850%, 01/01/02 .................     1,500     1,564
Virginia State, Refunding Bond, GO
   5.600%, 06/01/02 .................     4,750     5,041
Virginia State University, Virginia
  Commonwealth University, Ser A, RB,
  Callable 05/01/06 @ 102
   5.625%, 05/01/16 .................     2,500     2,606
Winchester, Public Improvements, GO
   6.050%, 03/01/00 .................       500       516
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $235,408) ..............             245,986
------------------------------------------------------------

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
CASH EQUIVALENTS (0.9%)
Aim Tax Free Institutional
   Cash Reserve                          $2,324  $  2,324
Federated Virginia Municipal Cash Trust      47        47
------------------------------------------------------------
     Total Cash Equivalents
       (Cost $2,371) ................               2,371
------------------------------------------------------------
     Total Investments (98.7%)
       (Cost $237,779) ..............             248,357
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.3%)            3,148
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 23,324,262
  outstanding shares ................             231,400
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 756,065
  outstanding shares ................               7,758
Undistributed net investment income .                  44
Accumulated net realized gain on investments        1,725
Net unrealized appreciation on investments         10,578
------------------------------------------------------------
     Total Net Assets: (100.0%) .....            $251,505
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(243,606,173 / 23,324,262
SHARES OUTSTANDING) .................              $10.44
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(7,898,816 / 756,065
SHARES OUTSTANDING) .................              $10.45
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($10.45 / 96.5%) ....................              $10.83
------------------------------------------------------------
------------------------------------------------------------
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on November 30, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
MUNICIPAL BONDS (94.0%)
VIRGINIA (94.0%)
Albemarle County, Industrial Development
  Authority, Martha Jefferson Hospital
  Project, RB, Callable 10/01/03 @ 102
   5.800%, 10/01/09 ...................    $500      $527
Albemarle County, Industrial Development
  Authority, Our Lady of Peace Project,
  Ser A, RB, Callable 07/01/05 @102
   5.800%, 07/01/25 ...................     500       496
Alexandria, Industrial Development Authority,
  Episcopal High School Project, RB,
  Callable 01/01/06 @ 102
   5.300%, 01/01/11 ...................     500       525
Alexandria, Industrial Development Authority,
  Potomac Electric Project, Ser A, RB,
  Callable 02/15/04 @ 102 MBIA
   5.375%, 02/15/24 ...................     400       410
Alexandria, Redevelopment & Housing
  Authority, Buckingham Village Apartments
  Project, RB, Callable 01/01/06 @ 102
   6.050%, 07/01/16 ...................     250       263
Alexandria, Redevelopment & Housing
  Authority, Essex House Project,
  Ser A, AMT, RB, Callable 01/01/08 @ 102
   5.550%, 07/01/28 ...................   1,000     1,015
Arlington County, Industrial Development
  Authority, Headquarters Facility Project,
  Ser A, RB, Callable 07/01/07 @ 102
   5.250%, 07/01/12 ...................     300       313
Arlington County, Public Improvements,
  GO, Callable 06/01/05 @ 101.50
   5.400%, 06/01/12 ...................     250       267
Brunswick County, Industrial Development
  Authority, Correctional Facility Lease,
  RB, Callable 07/01/06 @ 102 MBIA
   5.500%, 07/01/17 ...................     400       420
Chesapeake, Refunding Bond, GO
   5.250%, 12/01/06 ...................     500       541
Chesapeake, Water & Sewer, Ser A, GO,
  Callable 12/01/05 @ 102
   5.000%, 12/01/25 ...................     475       475
Chesapeake Bay, Bridge & Tunnel Commission,
  RB, Callable 07/01/05 @ 102 MBIA
   5.000%, 07/01/22 ...................   1,000       996
Dinwiddie County, Industrial Development
  Authority, County School Completion Project,
  Ser A, RB, Callable 02/01/08 @ 102 MBIA
   5.000%, 02/01/19 ...................   1,500     1,506
Fairfax County, Industrial Development
  Authority, Inova Health System
  Project, RB FSA
   5.250%, 08/15/19 ...................     500       522

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Fairfax County, Industrial Development
  Authority, Inova Health System Project,
  Ser A, RB, Callable 02/15/08 @ 101
   5.000%, 08/15/25 ...................    $500      $490
Fairfax County, Public Improvements,
  Ser A, GO, Callable 06/01/03 @ 102
   5.000%, 06/01/07 ...................     500       526
Fairfax County, Redevelopment & Housing
  Authority, Mott & Gum Springs Community
  Centers, RB, Callable 06/01/06 @ 102
   5.500%, 06/01/12 ...................     425       444
Fairfax County, Redevelopment & Housing
  Authority, Paul Spring Center Project,
  Ser A, RB, Callable 12/01/06 @ 103 (A)
   5.900%, 06/15/17 ...................     250       268
Fairfax County, Water Authority, Refunding
  Bond, RB, Callable 04/01/07 @ 102 AMBAC
   6.000%, 04/01/22 ...................     315       352
Fredericksburg, Industrial Development
  Authority, Hospital Facilities Project,
  Medicorp Health System Obligation,
  RB, Callable 06/15/07 @ 102 AMBAC
   5.300%, 06/15/10 ...................     500       539
   5.250%, 06/15/23 ...................     300       306
Henrico County, Industrial Development
  Authority, Our Lady of Hope Project,
  RB, Callable 07/01/03 @102 (A)
   6.100%, 07/01/20 ...................   1,000     1,010
Henry County, Industrial Development
  Authority, Martinsville & Henry Hospital
  Project, RB, Callable 01/01/07 @ 101
   6.000%, 01/01/17 ...................     500       534
James City County, Public Improvements,
  GO, Callable 12/15/05 @ 102 FGIC
   5.250%, 12/15/14 ...................     250       261
Leesburg, Public Improvements, GO,
  Callable 06/01/05 @ 102 AMBAC
   5.400%, 06/01/10 ...................     250       269
Leesburg, Utility Systems, RB,
  Callable 07/01/07 @ 102 MBIA
   5.000%, 07/01/10 ...................     750       787
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB,
  Callable 01/01/07 @ 102 FGIC
   5.125%, 01/01/26 ...................     750       758
Loudoun County, School Improvements,
  Ser A, GO, Callable 06/01/06 @ 102 (A)
   5.600%, 06/01/10 ...................     250       275
Lynchburg, Industrial Development Authority,
  Healthcare Facility, Centra Health Project,
  RB, Callable 01/01/08 @ 101
   5.200%, 01/01/23 ...................     500       500
   5.200%, 01/01/28 ...................   1,000       994

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (continued)

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------

Lynchburg, Public Improvements, GO,
  Callable 05/01/06 @ 102
   5.100%, 05/01/11 .................    $  500    $  526
Manassas, Water Utility Improvements,
  Ser A, GO, Callable 01/01/08 @ 102
   5.000%, 01/01/18 .................       500       507
Newport News, Redevelopment & Housing
  Authority, GNMA Mortgage Financing,
  Ser A, RB, Callable 08/20/07 @102 GNMA (A)
   5.850%, 12/20/30 .................       500       517
Norfolk, Industrial Development Authority,
  Bon Secours Health Care Project, RB,
  Callable 08/15/07 @ 102 MBIA
   5.250%, 08/15/17 .................       750       771
Norfolk, Public Improvements, GO,
  Callable 06/01/06 @ 101
   5.250%, 06/01/09 .................       500       539
Portsmouth, Public Improvements, GO,
  Callable 08/01/06 @ 101 FGIC
   5.250%, 08/01/21 .................       500       511
Rappahannock, Regional Jail Authority, RB,
  Callable 12/01/08 @102 MBIA
   5.000%, 12/01/30 .................     1,000       986
Roanoke, Public Improvements, GO,
  Callable 08/01/04 @ 102
   5.150%, 08/01/12 .................       250       260
Spotsylvania County, Refunding Bond,
  GO, FSA
   5.000%, 07/15/14 .................     1,000     1,029
Spotsylvania County, Water & Sewer System,
  RB, Callable 06/01/07 @ 102 MBIA
   5.250%, 06/01/12 .................       500       526
   5.250%, 06/01/22 .................       250       257
Upper Occoquan, Sewer Authority, Regional
  Sewer Project, Ser A, RB,
  Callable 07/01/06 @ 102 MBIA
   5.000%, 07/01/25 .................       500       498
Virginia Beach, Industrial Development
  Authority, Our Lady of Perpetual Hope
  Project, RB, Callable 07/01/07 @ 102
   6.150%, 07/01/27 .................       250       256
Virginia Beach, Refunding Bond, GO
   5.450%, 07/15/11 .................       200       219
Virginia State, College Building Authority,
  Educational Facilites, Marymount University
  Project, RB, Callable 07/01/08 (A)
   5.100%, 07/01/18 .................     1,000     1,005
Virginia Polytechnic Institute & State
  University, University Service Systems,
  RB, Callable 06/01/06 @ 102
   5.500%, 06/01/16 .................       200       206

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Virginia State, Biotechnology Research Park
  Authority, Biotech Two Project, RB,
  Callable 09/01/06 @ 101
   5.250%, 09/01/18 .................    $  500    $  509
Virginia State, Housing Development
  Authority, Commonwealth Mortgage
  Project, GO, Ser E
   5.125%, 07/01/17 .................     2,000     2,003
Virginia State, Housing Development
  Authority, Commonwealth Mortgage
  Project, Ser A, SubSer A-4, AMT, RB,
  Callable 01/01/06 @ 102 MBIA
   6.350%, 07/01/18 .................       150       159
Virginia State, Housing Development
  Authority, Commonwealth Mortgage
  Project, Ser A, SubSer A-4, RB,
  Callable 01/01/03 @ 102
   6.400%, 07/01/17 .................       985     1,047
Virginia State, Public Building Authority,
  Public Improvements, RB,
  Callable 08/01/05 @ 101
   5.200%, 08/01/16 .................       300       306
Virginia State, Public School Authority,
  School Financing, Ser A, RB,
  Callable 08/01/07 @ 102 (A)
   5.375%, 08/01/18 .................       500       526
Virginia State University, University &
  College Improvements, Ser A, RB,
  Callable 05/01/06 @ 102
   5.625%, 05/01/16 .................     1,000     1,043
West Point, Industrial Development
  Authority, Chesapeake Corporation
  Project, Ser B, RB,
  Callable 03/01/04 @ 102
   6.250%, 03/01/19 .................       165       178
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $29,891) ...............              30,973
------------------------------------------------------------
CASH EQUIVALENT (4.0%)
Aim Tax Free Institutional Cash Reserve   1,320     1,320
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $1,320) ................               1,320
------------------------------------------------------------
     Total Investments (98.0%)
       (Cost $31,211) ...............              32,293
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (2.0%)              656
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (concluded)


                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 2,738,566
  outstanding shares ......................       $28,098
Portfolio Shares of Investor Class B
  ($.001 par value -- .125 billion shares
  authorized) based on 344,686
  outstanding shares ......................         3,593
Undistributed net investment income .......             1
Accumulated net realized gain on investments          175
Net unrealized appreciation on investments          1,082
------------------------------------------------------------
     Total Net Assets: (100.0%) ...........       $32,949
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(29,251,597 / 2,738,566
SHARES OUTSTANDING) .......................        $10.68
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(3,697,582 / 344,686
SHARES OUTSTANDING) .......................        $10.73
------------------------------------------------------------
------------------------------------------------------------
(A) Security backed by letter of credit or credit support.
(1) Investors Class B has a contingent deferrred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
MUNICIPAL BONDS (88.5%)
MARYLAND (81.7%)
Annapolis, Public Improvements, Refunding
  Bond, GO, Callable 11/01/08 @ 101
   4.800%, 11/01/13 ...................    $500      $507
Anne Arundel County, Water Utility
  Improvements, Refunding Bond, GO,
  Callable 02/01/08 @ 101
   5.125%, 02/01/24 ...................     750       767
Baltimore County, Construction & Public
  Improvements, GO,
  Callable 06/01/06 @ 101
   5.500%, 06/01/16 ...................     250       264
Baltimore County, Pension Funding, GO,
  Callable 08/01/08 @ 101
   5.125%, 08/01/15 ...................     500       519
Baltimore County, Public Improvements,
  GO, RB Callable 07/01/08 @101
   4.750%, 07/01/09 ...................     500       526
Baltimore County, Revenue Authority, RB,
  Prerefunded 07/01/99 @ 102
   7.200%, 07/01/19 ...................     200       209
Baltimore, Emergency Telecommunication
  Facilities, Certificate of Participation,
  Ser A, Callable 10/01/07 @ 102 AMBAC
   5.000%, 10/01/17 ...................     400       405
Baltimore, Parking Authority, City Parking
  System Facilities, RB FGIC
   4.350%, 07/01/02 ...................     200       204
Baltimore, Pollution Control, General Motors
  Corporate Project, RB
   5.350%, 04/01/08 ...................     250       269
Calvert County, Economic Development
  Authority, Asbury-Solomons Project, RB,
  Callable 01/01/08 @ 102 MBIA
   5.000%, 01/01/17 ...................     250       252
   5.000%, 01/01/27 ...................     250       250
Calvert County, Pollution Control, Baltimore
  Gas & Electric Company Project, RB,
  Callable 07/15/04 @ 102
   5.550%, 07/15/14 ...................     250       262
Carroll County, Public Improvements, GO,
  Callable 12/01/06 @ 101
   5.125%, 12/01/14 ...................     500       516
Harford County, Public Improvements, GO,
  Callable 12/01/07 @ 102
   4.900%, 12/01/11 ...................     500       519
Howard County, Metropolitan District,
  Public Improvements, Ser A, GO,
  Prerefunded 02/15/05 @ 101
   5.650%, 02/15/16 ...................     100       110
Howard County, Public Improvements,
  Ser A, GO
   4.750%, 02/15/13 ...................     250       253

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Maryland State, Department of Housing &
  Community Development, Ser B, AMT, RB,
  Callable 03/01/07 @ 101.50 (B)
   5.875%, 09/01/25 ...................  $  500    $  518
Maryland State, Department of Housing
  & Community Development, Single
  Family Housing, First Ser, RB,
  Callable 04/01/07 @ 101.50 (B)
   5.600%, 04/01/18 ...................     430       445
Maryland State, GO (A)
   3.580%, 12/03/98 ...................     200       200
Maryland State, Health & Higher
  Educational Facilities Authority,
  Anne Arundel Medical Center Project,
  RB, FSA Callable 7/01/08 @ 101
   5.125%, 07/01/28 ...................   1,500     1,519
Maryland State, Health & Higher
  Educational Facilities Authority,
  Broadmead Project, RB,
  Callable 07/01/07 @ 102
   5.500%, 07/01/17 ...................     300       301
Maryland State, Health & Higher
  Educational Facilities Authority,
  Calvert Memorial Hospital Project,
  RB, Callable @ 102 7/01/08
   5.000%, 07/01/13 ...................     400       398
Maryland State, Health & Higher
  Educational Facilities Authority, Johns
  Hopkins Health System Project, RB,
  Callable 07/01/07 @ 102 AMBAC
   5.250%, 07/01/17 ...................     350       362
Maryland State, Health & Higher
  Educational Facilities Authority,
  Loyola College Project, Ser A, RB,
  Callable 10/01/06 @ 102 MBIA
   5.500%, 10/01/16 ...................     250       268
Maryland State, Health & Higher
  Educational Facilities Authority,
  Pickersgill Project, Ser A, RB,
  Callable 01/01/07 @ 102
   6.000%, 01/01/15 ...................     350       373
Maryland State, Health & Higher
  Educational Facilities Authority,
  University of Maryland Medical
  Systems Project, Ser A, RB,
  Prerefunded 07/01/01 @ 100 FGIC
   6.500%, 07/01/21 ...................     200       214
Maryland State, Health & Higher
  Educational Facilities Authority,
  Upper Chesapeake Hospital Project,
  RB, FSA Callable 01/01/08 @ 101
   5.125%, 01/01/33 ...................   1,500     1,511

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (continued)

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Maryland State, Industrial Development
  Authority, Holy Cross Health System,
  RB, Callable 12/01/03 @ 102
   5.500%, 12/01/15 ....................   $100      $103
Maryland State, Park & Planning Commission,
  Prince George County, BAN (A)
   3.350%, 12/01/98 ....................    200       200
Maryland State, Public Improvements,
  First Ser, GO, Callable 02/15/06 @ 101.50
   4.700%, 02/15/10 ....................    300       310
Maryland State, Public Improvements,
  Third Ser, GO
   5.500%, 10/15/04 ....................    500       543
Maryland State, Stadium Authority,
  Sports Facility Project, RB,
  Callable 03/01/06 @ 101 AMBAC
   5.800%, 03/01/26 ....................    250       268
Maryland State, Transportation Authority,
  Transportation Facilities Project, RB,
  Escrowed to Maturity
   6.800%, 07/01/16 ....................    120       145
Montgomery County, Pollution Control,
  Potomac Electric Power Company Project,
  RB, Callable 02/15/04 @ 102
   5.375%, 02/15/24 ....................    100       102
Montgomery County, Refunding Bond,
  Ser A, GO
   5.800%, 07/01/07 ....................    500       564
Montgomery County, Revenue Authority,
  Human Services Headquarters Project, RB
   5.400%, 08/01/06 ....................    200       218
Northeast Maryland, Waste Disposal Authority,
  Montgomery County Resource Recovery
  Project, RB, Callable 07/01/03 @ 102
   6.200%, 07/01/10 ....................    275       299
Prince Georges County, Dimensions Health
  Project, RB, Callable 07/01/04 @ 102
   5.375%, 07/01/14 ....................    250       254
   5.300%, 07/01/24 ....................    250       251
Prince Georges County, Public Improvements,
  Ser A, GO, Callable 03/01/02 @ 102 MBIA
   5.625%, 09/01/04 ....................    250       267
Queen Annes County, School Improvements,
  GO, FGIC
   5.125%, 11/15/06 ....................    350       375
Saint Mary's County, Public Facilities, GO,
  Callable 11/01/03 @ 102 AMBAC
   5.500%, 11/01/07 ....................    150       162
Saint Mary's County, Public Improvements,
  GO, MBIA
   4.500%, 09/01/00 ....................    500       509
University of Maryland, System Auxiliary
  Facility & Tuition Revenue, Ser A, RB,
  Callable 04/01/08 @ 100
   5.000%, 04/01/19 ....................    500       504

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
University of Maryland, University &
  College Improvements, Ser A, RB
   5.000%, 04/01/05 .................... $  400    $  423
University of Maryland, University &
  College Improvements, Ser A, RB,
  Callable 04/01/05 @ 102
   5.400%, 04/01/09 ....................    100       108
University of Maryland, University &
  College Improvements, Ser A, RB,
  Callable 04/01/06 @ 101
   5.500%, 04/01/08 ....................    100       108
University of Maryland, University &
  College Improvements, Ser C, RB
   4.350%, 10/01/03 ....................    250       256
Washington County, Public Improvements,
  GO, Callable 01/01/03 @ 102 FGIC
   5.250%, 01/01/07 ....................    100       106
Washington County, Suburban Sanitation
  District, GO, Callable 06/01/06 @ 100
   5.600%, 06/01/19 ....................    250       263
------------------------------------------------------------
                                                   18,279
------------------------------------------------------------
PUERTO RICO (5.9%)
Commonwealth Highway & Transportation
  Authority, Ser Y, RB, Callable 07/01/06 @
  101.50
   5.500%, 07/01/26 ....................    300       313
Electric Power Authority, RB, Ser DD,
  MBIA Callable On 7/01/08 @ 101.50
   5.000%, 07/01/28 ....................  1,000     1,005
------------------------------------------------------------
                                                    1,318
------------------------------------------------------------
TEXAS (0.9%)
Grapevine, Industrial Development Authority,
  American Airlines Project, Ser A2, RB (A) (B)
   3.250%, 12/01/98 ....................    200       200
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $19,105) ..................           19,797
------------------------------------------------------------
CASH EQUIVALENTS (9.8%)
Aim Tax Free Institutional Cash Reserve   1,101     1,101
Federated Maryland Municipal Cash Trust   1,094     1,094
------------------------------------------------------------
     Total Cash Equivalents
       (Cost $2,195) ...................            2,195
------------------------------------------------------------
     Total Investments (98.3% )
       (Cost $21,300) ..................           21,992
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.7%)              369
------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (concluded)

                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .9 billion shares
  authorized) based on 1,869,654
  outstanding shares .........................    $18,460
Portfolio Shares of Investor Class B
  ($.001 par value -- 50 million shares
  authorized) based on 316,865
  outstanding shares .........................      3,181
Accumulated net realized gain on investments .         28
Net unrealized appreciation on investments ...        692
------------------------------------------------------------
     Total Net Assets: (100.0%) ..............    $22,361
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(19,115,472 / 1,869,654
SHARES OUTSTANDING) ..........................     $10.22
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(3,245,845 / 316,865
SHARES OUTSTANDING) ..........................     $10.24
------------------------------------------------------------
------------------------------------------------------------
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on November 30, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
(1) Investors Class B has a contingent deferrred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
BAN--Bond Anticipation Note
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VALUE FUND

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
COMMON STOCKS (92.7%)
BANKS (5.3%)
BankAmerica .........................   300,000   $19,556
BankBoston ..........................   150,000     6,244
KeyCorp .............................   250,000     7,672
------------------------------------------------------------
                                                   33,472
------------------------------------------------------------
CHEMICALS (2.2%)
Great Lakes Chemical ................   350,000    13,978
------------------------------------------------------------
COMPUTERS, SOFTWARE & SERVICES (14.6%)
Advanced Micro Devices* .............   300,000     8,306
Cisco Systems* ......................   200,000    15,075
Hewlett Packard .....................    50,000     3,137
IBM .................................   100,000    16,500
Intel ...............................   150,000    16,144
Microsoft* ..........................   100,000    12,200
Quantum* ............................   325,000     7,191
Sun Microsystems* ...................   200,000    14,812
------------------------------------------------------------
                                                   93,365
------------------------------------------------------------
CONSUMER PRODUCTS (1.8%)
Fort James ..........................   300,000    11,737
------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (6.0%)
General Electric ....................   140,000    12,670
Philips Electronics, ADR ............   225,000    14,245
Textron .............................   150,000    11,653
------------------------------------------------------------
                                                   38,568
------------------------------------------------------------
FINANCIAL SERVICES (3.3%)
Fannie Mae ..........................   200,000    14,550
Morgan Stanley, Dean Witter, Discover    90,000     6,277
------------------------------------------------------------
                                                   20,827
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (10.0%)
Coca-Cola ...........................   125,000     8,758
Kellogg .............................   225,000     8,241
PepsiCo .............................   300,000    11,606
Philip Morris .......................   350,000    19,578
Quaker Oats .........................   250,000    15,344
------------------------------------------------------------
                                                   63,527
------------------------------------------------------------
GAS/NATURAL GAS (1.8%)
Columbia Energy Group ...............   200,000    11,350
------------------------------------------------------------
INSURANCE (7.2%)
American International Group ........   150,000    14,100
Cigna ...............................   180,000    14,006
General RE ..........................    75,000    17,512
------------------------------------------------------------
                                                   45,618
------------------------------------------------------------
MACHINERY (1.6%)
Ingersoll-Rand ......................   225,000    10,533
------------------------------------------------------------

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
MEDICAL PRODUCTS & SERVICES (10.7%)
Aetna ...............................   125,000   $ 9,664
Amgen* ..............................   175,000    13,169
Johnson & Johnson ...................   175,000    14,219
Merck ...............................    45,000     6,969
Schering Plough .....................   135,000    14,361
Tenet Healthcare* ...................   325,000     9,608
------------------------------------------------------------
                                                   67,990
------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES (0.7%)
Modis Professional Services* ........   400,000     4,775
------------------------------------------------------------
PAPER & PAPER PRODUCTS (1.9%)
International Paper .................   275,000    11,945
------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (8.5%)
Exxon ...............................   200,000    15,013
Helmerich & Payne ...................   300,000     5,175
Mobil ...............................   155,000    13,359
Schlumberger ........................   275,000    12,289
USX-Marathon Group ..................   300,000     8,513
------------------------------------------------------------
                                                   54,349
------------------------------------------------------------
RAILROADS (1.4%)
Canadian Pacific Limited ............   400,000     8,825
------------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (1.0%)
Walt Disney .........................   200,000     6,438
------------------------------------------------------------
RETAIL (6.3%)
Federated Department Stores* ........   325,000    13,548
Lowes ...............................   200,000     8,450
Warnaco Group, Cl A .................   400,000     9,900
Wendy's International ...............   400,000     8,000
------------------------------------------------------------
                                                   39,898
------------------------------------------------------------
SAVINGS & LOANS (1.8%)
Washington Mutual ...................   300,000    11,625
------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (3.7%)
AT&T ................................   225,000    14,020
SBC Communications ..................   200,000     9,588
------------------------------------------------------------
                                                   23,608
------------------------------------------------------------
UTILITIES, ELECTRIC, & GAS (2.9%)
Calenergy ...........................   300,000     9,394
Southern ............................   300,000     8,850
------------------------------------------------------------
                                                   18,244
------------------------------------------------------------
     Total Common Stocks
       (Cost $453,258) ..............             590,672
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
VALUE FUND (concluded)

                                        Shares/
                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
PREFERRED STOCK (0.5%)
Calenergy Cap Trust III ..............   75,000   $ 3,338
------------------------------------------------------------
     Total Preferred Stock
       (Cost $3,253) .................              3,338
------------------------------------------------------------
CASH EQUIVALENT (3.7%)
Aim Liquid Assets Portfolio ..........  $23,524    23,524
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $23,524) ................             23,524
------------------------------------------------------------
REPURCHASE AGREEMENT (2.0%)
J.P. Morgan
  5.45%, dated 11/30/98, matures
  12/01/98, repurchase price $12,711,933
  (collateralized by various GNMA obligations:
  total market value $12,964,210) ....   12,710    12,710
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $12,710) ................             12,710
------------------------------------------------------------
     Total Investments (98.9%)
       (Cost $492,745) ...............            630,244
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.1%)            6,888
------------------------------------------------------------

                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 1.0 billion shares
  authorized) based on 38,219,356
  outstanding shares ......................      $405,499
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 2,264,619
  outstanding shares ......................        28,536
Portfolio Shares of Investor Class B
  ($.001 par value -- .25 billion shares
  authorized) based on 1,694,820
  outstanding shares ......................        23,958
Accumulated net realized gain on investments       41,640
Net unrealized appreciation on investments        137,499
------------------------------------------------------------
     Total Net Assets: (100.0%) ...........      $637,132
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(577,042,313 / 38,219,356
SHARES OUTSTANDING) .......................         $15.10
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(34,434,153 / 2,264,619
SHARES OUTSTANDING) .......................         $15.21
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($15.21 / 95.5%) ..........................         $15.93
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(25,655,880 / 1,694,820
SHARES OUTSTANDING) .......................         $15.14
------------------------------------------------------------
(1) Investors Class B has a contingent deferrred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
* Non-income producing security.
ADR--American Depository Receipt
Cl--Class
GNMA--Government National Mortgage Association


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
LIFE VISION MAXIMUM GROWTH PORTFOLIO

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
EQUITY FUNDS (91.1%)
CrestFunds Capital Appreciation Fund,
   Trust Class ......................   281,391   $ 5,003
CrestFunds Special Equity Fund,
   Trust Class ......................   268,833     3,293
CrestFunds Value Fund,
   Trust Class ......................   430,072     6,494
------------------------------------------------------------
     Total Equity Funds
       (Cost $14,276) ...............              14,790
------------------------------------------------------------
MONEY MARKET FUND (8.9%)
CrestFunds Cash Reserve Fund,
  Trust Class ....................... 1,442,904     1,443
------------------------------------------------------------
     Total Money Market Fund
       (Cost $1,443) ................               1,443
------------------------------------------------------------
     Total Investments (100.0%)
       (Cost $15,719) ...............              16,233
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.0%)               (3)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 1,433,532
  outstanding shares ................              14,439
Undistributed net investment income .                   2
Accumulated net realized gain on investments        1,275
Net unrealized appreciation on investments            514
------------------------------------------------------------
     Total Net Assets: (100.0%) .....             $16,230
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(16,229,858 / 1,433,532
SHARES OUTSTANDING) .................               $11.32
------------------------------------------------------------
------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME PORTFOLIO

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
EQUITY FUNDS (69.9%)
CrestFunds Capital Appreciation Fund,
   Trust Class ......................   227,116   $ 4,038
CrestFunds Special Equity Fund,
   Trust Class ......................   275,908     3,380
CrestFunds Value Fund,
   Trust Class ......................   390,419     5,895
------------------------------------------------------------
     Total Equity Funds
       (Cost $13,035) ...............              13,313
------------------------------------------------------------
FIXED INCOME FUNDS (25.7%)
CrestFunds Government Bond Fund,
  Trust Class .......................   147,900     1,574
CrestFunds Intermediate Bond Fund,
  Trust Class .......................   172,078     1,743
CrestFunds Limited Term Bond Fund,
  Trust Class .......................   157,865     1,575
------------------------------------------------------------
     Total Fixed Income Funds
       (Cost $4,747) ................               4,892
------------------------------------------------------------
MONEY MARKET FUND (4.4%)
CrestFunds Cash Reserve Fund,
  Trust Class .......................   827,861       828
------------------------------------------------------------
     Total Money Market Fund
       (Cost $828) ..................                 828
------------------------------------------------------------
     Total Investments (100.0%)
       (Cost $18,610) ...............              19,033
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                9
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 1,721,538
  outstanding shares ................              16,538
Undistributed net investment income .                   7
Accumulated net realized gain on investments        2,074
Net unrealized appreciation on investments            423
------------------------------------------------------------
     Total Net Assets: (100.0%) .....             $19,042
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(19,042,401 / 1,721,538
SHARES OUTSTANDING) .................              $11.06
------------------------------------------------------------
------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
November 30, 1998
--------------------------------------------------------------------------------
LIFE VISION BALANCED PORTFOLIO

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
EQUITY FUNDS (58.1%)
CrestFunds Capital Appreciation Fund,
   Trust Class .......................1,122,821   $19,964
CrestFunds Special Equity Fund,
   Trust Class .......................  805,630     9,869
CrestFunds Value Fund,
   Trust Class .......................1,609,481    24,303
------------------------------------------------------------
     Total Equity Funds
       (Cost $52,452) ................             54,136
------------------------------------------------------------
FIXED INCOME FUNDS (37.2%)
CrestFunds Government Bond Fund,
  Trust Class ........................  816,058     8,683
CrestFunds Intermediate Bond Fund,
  Trust Class ........................1,710,187    17,324
CrestFunds Limited Term Bond Fund,
  Trust Class ........................  870,654     8,689
------------------------------------------------------------
     Total Fixed Income Funds
       (Cost $33,674) ................             34,696
------------------------------------------------------------
MONEY MARKET FUND (4.6%)
CrestFunds Cash Reserve Fund,
  Trust Class ........................4,288,154     4,288
------------------------------------------------------------
     Total Money Market Fund
       (Cost $4,288)                                4,288
------------------------------------------------------------
     Total Investments (99.9%)
       (Cost $90,414) .......................      93,120
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%) ....          91
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 8,465,539
  outstanding shares ........................      84,549
Undistributed net investment income .........          42
Accumulated net realized gain on investments        5,914
Net unrealized appreciation on investments ..       2,706
------------------------------------------------------------
     Total Net Assets: (100.0%) .............     $93,211
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(93,210,589 / 8,465,539
SHARES OUTSTANDING) .........................      $11.01
------------------------------------------------------------
------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                                                                    CRESTFUNDS, INC.
For the Year Ended November 30, 1998
                                                                                  (IN THOUSANDS)
                                                      ---------------------------------------------------------------------
                                                      CASH RESERVE U.S. TREASURY   TAX FREE   LIMITED TERM INTERMEDIATE
                                                          FUND      MONEY FUND    MONEY FUND    BOND FUND   BOND FUND
---------------------------------------------------------------------------------------------------------------------------
Interest Income: ..................................      $67,006     $33,565        $8,624       $5,165      $20,359
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................        4,310       2,412           963          408        1,885
   Waiver of Investment Advisory Fees .............           --          --            --           --           --
   Administrative Fees ............................        1,780         927           361          122          471
   Waiver of Administrative Fees ..................           --          --            --           --           --
   Custodian/Transfer Agent Fees ..................        1,048         539           216           63          257
   Professional Fees ..............................          126          65            24            9           34
   Director Fees ..................................           18           9             3            1            6
   Registration & Filing Fees .....................          148          68            21            8           21
   Insurance Expense ..............................            7           4             2            1            2
   Distribution Fees--Trust Class .................        1,541         927           349          156          599
   Waiver of Distribution Fees--Trust Class .......       (1,541)       (927)         (349)        (150)        (575)
   Distribution Fees--Investors Class A ...........          637          --            33           --            4
   Waiver of Distribution Fees--Investors Class A .         (637)         --           (33)          --           (4)
   Distribution Fees--Investors Class B ...........            1          --            --           --           --
   Waiver of Distribution Fees--Investors Class B .           --          --            --           --           --
   Printing Fees ..................................          101          24             9            3           24
   Miscellaneous Fees .............................           --          36             1            1           34
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ...............................        7,539       4,084         1,600          622        2,758
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income .............................       59,467      29,481         7,024        4,543       17,601
---------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments ...........           --          --            (9)          67        6,795
Change in Net Unrealized Appreciation (Depreciation)
   of Investments .................................           --          --            --          453       (1,500)
---------------------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain (Loss)
   on Investments .................................           --          --            (9)         520        5,295
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations ................................      $59,467     $29,481        $7,015       $5,063      $22,896
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                                                      CRESTFUNDS, INC.
For the Year Ended November 30, 1998
                                                                           (IN THOUSANDS)
                                                      -------------------------------------------------------
                                                        VIRGINIA
                                                      INTERMEDIATE      VIRGINIA    MARYLAND
                                                        MUNICIPAL       MUNICIPAL   MUNICIPAL     VALUE
                                                        BOND FUND       BOND FUND   BOND FUND     FUND
-------------------------------------------------------------------------------------------------------------
Interest Income: ...................................    $12,776         $1,419         $826      $ 1,915
Dividend Income: ...................................         --             --           --        8,628
-------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................      1,248            167          105        4,749
   Waiver of Investment Advisory Fees ..............         --            (28)         (61)          --
   Administrative Fees .............................        375             42           26          950
   Waiver of Administrative Fees ...................         --            (36)          --           --
   Custodian/Transfer Agent Fees ...................        218             24           14          555
   Professional Fees ...............................         29              5            2           70
   Director Fees ...................................          6             --           --           10
   Registration & Filing Fees ......................         11              5            4           42
   Insurance Expense ...............................          1             --           --            3
   Distribution Fees--Trust Class ..................        464             48           30        1,116
   Waiver of Distribution Fees--Trust Class ........       (445)           (46)         (29)      (1,029)
   Distribution Fees--Investors Class A ............         13             --           --           50
   Waiver of Distribution Fees--Investors Class A ..        (13)            --           --          (50)
   Distribution Fees--Investors Class B ............         --             26           18          203
   Waiver of Distribution Fees--Investors Class B ..         --             (1)          (1)         (51)
   Printing Fees ...................................         24              1            1           39
   Miscellaneous Fees ..............................         36              9           16           27
-------------------------------------------------------------------------------------------------------------
     Total Expenses ................................      1,967            216          125        6,684
-------------------------------------------------------------------------------------------------------------
Net Investment Income ..............................     10,809          1,203          701        3,859
-------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments ...................      1,725            175           58       42,161
Change in Net Unrealized Appreciation
   of Investments ..................................      2,380            507          406       33,416
-------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain
   on Investments ..................................      4,105            682          464       75,577
-------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations .................................    $14,914         $1,885       $1,165      $79,436
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                                                              67

STATEMENT OF OPERATIONS                                                            CRESTFUNDS, INC.
For the Year Ended November 30, 1998
                                                                      (IN THOUSANDS)
                                                      ---------------------------------------------
                                                         LIFE VISION     LIFE VISION   LIFE VISION
                                                           MAXIMUM        GROWTH AND     BALANCED
                                                      GROWTH PORTFOLIO INCOME PORTFOLIO PORTFOLIO
---------------------------------------------------------------------------------------------------
Interest Income: ..................................        $   --         $  --       $   --
Dividend Income: ..................................            76           410        2,295
---------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................            40            53          233
   Waiver of Investment Advisory Fees .............           (26)          (32)        (120)
   Administrative Fees ............................            40            40           40
   Waiver of Administrative Fees ..................           (40)          (40)         (40)
   Custodian/Transfer Agent Fees ..................            13            17           75
   Professional Fees ..............................             2             2           10
   Director Fees ..................................            --            --            1
   Registration & Filing Fees .....................             4             5           19
   Insurance Expense ..............................            --            --           --
   Distribution Fees--Trust Class .................            --            --           --
   Waiver of Distribution Fees--Trust Class .......            --            --           --
   Distribution Fees--Investors Class A ...........            --            --           --
   Waiver of Distribution Fees--Investors Class A .            --            --           --
   Distribution Fees--Investors Class B ...........            --            --           --
   Waiver of Distribution Fees--Investors Class B .            --            --           --
   Printing Fees ..................................             1             1            5
   Miscellaneous Fees .............................             6             7           10
---------------------------------------------------------------------------------------------------
     Total Expenses ...............................            40            53          233
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ......................            36           357        2,062
---------------------------------------------------------------------------------------------------
Capital Gain Received from Investments ............         1,739         2,121        6,921
Net Realized Loss on Investments ..................          (463)          (45)      (1,004)
Change in Net Unrealized Appreciation (Depreciation)
   of Investments .................................          (226)         (580)      (1,024)
---------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain (Loss)
   on Investments .................................         1,050         1,496        4,893
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting
   from Operations ................................        $1,086        $1,853       $6,955
---------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
68

STATEMENT OF CHANGES IN NET ASSETS                                               CRESTFUNDS, INC.
For the Year Ended November 30, 1998
                                                                   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------
                                                 U.S. TREASURY U.S. TREASURY  TAX FREE    TAX FREE
                                                   MONEY FUND    MONEY FUND  MONEY FUND  MONEY FUND
                                                 ------------- ------------- ----------  ----------
                                                   12/01/97       12/01/96    12/01/97    12/01/96
                                                 TO 11/30/98    TO 11/30/97 TO 11/30/98  TO 11/30/97
---------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income ....................  $  29,481     $   24,451    $ 7,024    $  6,505
     Net Realized Gain (Loss) on Investments ..         --             --         (9)          3
-------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations    29,481         24,451      7,015       6,508
-------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class ..............................    (29,476)       (24,456)    (6,778)     (6,352)
     Investors Class A ........................         --             --       (239)       (161)
     Investors Class B ........................         --             --         --          --
   Capital Gains
     Trust Class ..............................         --             --         --          --
     Investors Class A ........................         --             --         --          --
     Investors Class B ........................         --             --         --          --
-------------------------------------------------------------------------------------------------
       Total Distributions ....................    (29,476)       (24,456)    (7,017)     (6,513)
-------------------------------------------------------------------------------------------------
Change in Net Assets ..........................          5             (5)        (2)         (5)
-------------------------------------------------------------------------------------------------
Capital Share Transactions (All at $1.00 Per Share):
   Trust Class:
     Proceeds from Shares Issued ..............  1,131,937      1,251,595    369,536     393,449
     Reinvestment of Cash Distributions .......          4            146         --          --
     Cost of Shares Redeemed ..................  1,064,404)    (1,008,406)  (325,471)   (348,927)
                                                 ---------      ---------    -------     -------
       Total Trust Class Transactions .........     67,537        243,335     44,065      44,522
                                                 ---------      ---------    -------     -------
   Investors Class A:
     Proceeds from Shares Issued ..............         --             --     22,060      16,177
     Reinvestment of Cash Distributions .......         --             --        237         144
     Cost of Shares Redeemed ..................         --             --    (21,081)    (11,681)
                                                 ---------      ---------    -------     -------
       Total Investors Class A Transactions ...         --             --      1,216       4,640
                                                 ---------      ---------    -------     -------
   Investors Class B:
     Proceeds from Shares Issued ..............         --             --         --          --
     Reinvestment of Cash Distributions .......         --             --         --          --
     Cost of Shares Redeemed ..................         --             --         --          --
                                                 ---------      ---------    -------     -------
       Total Investors Class B Transactions ...         --             --         --          --
-------------------------------------------------------------------------------------------------
Net Increase in Net Assets from
   Capital Share Transactions .................     67,537        243,335     45,281      49,162
-------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........     67,542        243,330     45,279      49,157
-------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................    632,381        389,051    234,471     185,314
-------------------------------------------------------------------------------------------------
Net Assets:
   End of Period ..............................  $ 699,923     $  632,381   $279,750   $ 234,471
=================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                                                         CRESTFUNDS, INC.
For the Year Ended November 30, 1998
                                                                            (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                            VIRGINIA    VIRGINIA
                                          INTERMEDIATE INTERMEDIATE   VIRGINIA   VIRGINIA      MARYLAND     MARYLAND
                                            MUNICIPAL   MUNICIPAL    MUNICIPAL   MUNICIPAL     MUNICIPAL    MUNICIPAL
                                            BOND FUND   BOND FUND    BOND FUND   BOND FUND     BOND FUND    BOND FUND
                                          ------------ ------------  ---------   ---------     ---------    -----------
                                            12/01/97    12/01/96     12/01/97     12/01/96      12/01/97     12/01/96
                                           TO 11/30/98 TO 11/30/97  TO 11/30/98  TO 11/30/97   TO 11/30/98  TO 11/30/97
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income ..............   $ 10,809    $ 11,260      $ 1,203       $  832        $  701      $  374
     Net Realized Gain (Loss) on Investments   1,725       1,641          175           67            58          (5)
     Change in Net Unrealized Appreciation
       of Investments ...................      2,380         490          507          278           406         241
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
     From Operations ....................     14,914      13,391        1,885        1,177         1,165         610
---------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class ........................    (10,471)    (10,835)      (1,116)        (792)         (645)       (363)
     Investors Class A ..................       (364)       (353)          --           --            --          --
     Investors Class B ..................         --          --          (87)         (40)          (56)        (11)
   Capital Gains
     Trust Class ........................       (793)         --          (50)         (12)           --          --
     Investors Class A ..................        (28)         --           --           --            --          --
     Investors Class B ..................         --          --           (4)          (1)           --          --
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions ..............    (11,656)    (11,188)      (1,257)        (845)         (701)       (374)
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ....................      3,258       2,203          628          332           464         236
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued ........     36,891      35,373       13,751        9,497        13,041       6,495
     Reinvestment of Cash Distributions .        629          22           60           26            11           2
     Cost of Shares Redeemed ............    (34,155)    (43,571)      (5,172)      (5,693)       (5,813)     (1,067)
                                             -------    --------     --------       ------        ------      ------
       Total Trust Class Transactions ...      3,365      (8,176)       8,639        3,830         7,239       5,430
                                             -------    --------     --------       ------        ------      ------
   Investors Class A:
     Proceeds from Shares Issued ........      2,174         938           --           --            --          --
     Reinvestment of Cash Distributions .        289         274           --           --            --          --
     Cost of Shares Redeemed ............     (2,503)     (1,639)          --           --            --          --
                                             -------    --------     --------       ------        ------      ------
       Total Investors Class A Transactions      (40)       (427)          --           --            --          --
                                             -------    --------     --------       ------        ------      ------
   Investors Class B:
     Proceeds from Shares Issued ........         --          --        2,474          743         2,772         518
     Reinvestment of Cash Distributions .         --          --           64           31            41           9
     Cost of Shares Redeemed ............         --          --         (376)        (115)         (177)        (92)
                                             -------    --------     --------       ------        ------      ------
       Total Investors Class B Transactions       --          --        2,162          659         2,636         435
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ...........      3,325      (8,603)      10,801        4,489         9,875       5,865
---------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets 6,583      (6,400)      11,429        4,821        10,339       6,101
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..................    244,922     251,322       21,520       16,699        12,022       5,921
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period ........................   $251,505    $244,922      $32,949      $21,520       $22,361     $12,022
===========================================================================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ......................      3,557       3,476        1,302          928         1,292         667
     Shares Issued in Lieu of Cash Distributions  61           2            6            2             1          --
     Shares Redeemed ....................     (3,293)     (4,278)        (488)        (559)         (575)       (110)
                                            --------    --------     --------       ------        ------      ------
       Total Trust Class Share Transactions      325        (800)         820          371           718         557
                                            --------    --------     --------       ------        ------      ------
   Investors Class A:
     Shares Issued ......................        210          92           --           --            --          --
     Shares Issued in Lieu of Cash Distributions  28          27           --           --            --          --
     Shares Redeemed ....................       (241)       (161)          --           --            --          --
                                            --------    --------     --------       ------        ------      ------
       Total Investors Class A Share Transactions (3)        (42)          --           --            --          --
                                            --------    --------     --------       ------        ------      ------
   Investors Class B:
     Shares Issued ......................         --          --          233           73           274          53
     Shares Issued in Lieu of Cash Distributions  --          --            6            3             4           1
     Shares Redeemed ....................         --          --          (35)         (11)          (17)         (9)
                                            --------    --------     --------       ------        ------      ------
       Total Investors Class B Share Transactions --          --          204           65           261          45
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
     Share Transactions .................        322        (842)       1,024          436           979         602
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                                                              71

STATEMENT OF CHANGES IN NET ASSETS                   CRESTFUNDS, INC.
For the Year Ended November 30, 1998

                                                   (IN THOUSANDS)
                                           --------------------------

                                               VALUE        VALUE
                                               FUND         FUND
                                            -----------  -----------
                                             12/01/97     12/01/96
                                            TO 11/30/98  TO 11/30/97
---------------------------------------------------------------------
Investment Activities:
     Net Investment Income (Loss) ........    $ 3,859     $ 5,276
     Net Realized Gain (Loss) on Investments   42,161     118,138
     Change in Net Unrealized Appreciation
       (Depreciation) of investments .....     33,416       7,024
---------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting
   From Operations .......................     79,436     130,438
---------------------------------------------------------------------
Distribution to Shareholders:
     Trust Class .........................     (3,768)     (5,360)
     Investors Class A ...................       (212)       (214)
     Investors Class B ...................         --         (24)
   Capital Gains
     Trust Class .........................   (110,281)     (2,857)
     Investors Class A ...................     (5,275)        (96)
     Investors Class B ...................     (2,562)        (27)
---------------------------------------------------------------------
       Total Distributions ...............   (122,098)     (8,578)
---------------------------------------------------------------------
Change in Net Assets .....................    (42,662)    121,860
---------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued .........     92,390      86,500
     Reinvestment of Cash Distributions ..     88,294       2,679
     Cost of Shares Redeemed .............   (153,783)   (167,444)
                                              -------     -------
       Total Trust Class Transactions ....     26,901     (78,265)
                                              -------     -------
   Investors Class A:
     Proceeds from Shares Issued .........     11,222       9,602
     Reinvestment of Cash Distributions ..      5,277         303
     Cost of Shares Redeemed .............     (8,617)     (4,558)
                                               ------     -------
      Total Investors Class A Transactions      7,882       5,347
                                               ------     -------
  Investors Class B:
     Proceeds from Shares Issued .........     12,797       7,216
     Reinvestment of Cash Distributions ..      2,504          51
     Cost of Shares Redeemed .............     (2,494)       (782)
                                               ------     -------
       Total Investors Class B Transactions    12,807       6,485
---------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ............     47,590     (66,433)
---------------------------------------------------------------------
       Total Increase (Decrease) in Net
         Assets                                 4,928      55,427
---------------------------------------------------------------------
Net Assets:
   Beginning of Period ...................    632,204     576,777
---------------------------------------------------------------------
Net Assets:
   End of Period .........................   $637,132    $632,204
=====================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued .......................     10,513       6,467
     Shares Issued in Lieu of Cash
       Distributions                            6,789         193
     Shares Redeemed .....................    (14,789)    (12,286)
                                               ------     -------
       Total Trust Class Share Transactions     2,513      (5,626)
                                               ------     -------
   Investors Class A:
     Shares Issued .......................        764         636
     Shares Issued in Lieu of Cash Distributions  402          21
     Shares Redeemed .....................       (591)       (304)
                                               ------     -------
       Total Investors Class A Share Transactions 575         353
                                               ------     -------
   Investors Class B:
     Shares Issued .......................        874         467
     Shares Issued in Lieu of Cash Distributions  192           4
     Shares Redeemed .....................       (171)        (53)
                                               ------     -------
       Total Investors Class B Share Transactions 895         418
---------------------------------------------------------------------
Net Increase (Decrease) from Capital
     Share Transactions                         3,983      (4,855)
=====================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
72

STATEMENT OF CHANGES IN NET ASSETS                                                                         CRESTFUNDS, INC.
For the Period Ended November 30, 1998
                                                                            (IN THOUSANDS)
                                        ----------------------------------------------------------------------------------------

                                            LIFE VISION     LIFE VISION       LIFE VISION         LIFE VISION      LIFE VISION
                                              MAXIMUM         MAXIMUM         GROWTH AND          GROWTH AND        BALANCED
                                         GROWTH PORTFOLIO GROWTH PORTFOLIO  INCOME PORTFOLIO    INCOME PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                             12/01/97        07/01/97          12/01/97            07/01/97          12/01/97
                                            TO 11/30/98   TO  11/30/97*      TO 11/30/98         TO 11/30/97*      TO 11/30/98
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income                     $  36          $  39            $  357              $  190           $ 2,062
     Capital Gain Received from Investments    1,739             --             2,121                  --             6,921
     Net Realized Gain (Loss) on Investments    (463)            (1)              (45)                 20            (1,004)
     Change in Net Unrealized Appreciation
       (Depreciation) of investments            (226)           740              (580)              1,003            (1,024)
--------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From
   Operations                                  1,086            778             1,853               1,213             6,955
--------------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
     Trust Class                                 (35)           (38)             (360)               (180)          ( 2,072)
   Capital Gains
     Trust Class                                  --             --               (22)                 --              (238)
--------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                       (35)           (38)             (382)               (180)           (2,310)
--------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets                           1,051            740             1,471               1,033             4,645
--------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued               5,852         13,614             2,591              21,846            15,849
     Reinvestment of Cash Distributions           36             38               382                 180             2,310
     Cost of Shares Redeemed                  (4,421)          (680)           (7,923)               (538)          (19,035)
                                               -----         ------            ------              ------            ------
       Total Trust Class Transactions          1,467         12,972            (4,950)             21,488              (876)
                                               -----         ------            ------              ------            ------
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                   1,467         12,972            (4,950)             21,488              (876)
--------------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net
         Assets                                2,518         13,712            (3,479)             22,521             3,769
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                        13,712             --            22,521                  --            89,442
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period                            $ 16,230       $ 13,712          $ 19,042            $ 22,521          $ 93,211
================================================================================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued                               599          1,350               239               2,177             1,449
     Shares Issued in Lieu of Cash Distributions   3              4                35                  17               214
     Shares Redeemed                            (456)           (66)             (695)                (52)           (1,743)
                                               -----         ------            ------              ------            ------
       Total Trust Class Share Transactions      146          1,288              (421)              2,142               (80)
                                               -----         ------            ------              ------            ------
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share
  Transactions                                   146          1,288              (421)              2,142               (80)
================================================================================================================================

                                               (IN THOUSANDS)
                                              ----------------
                                                 LIFE VISION
                                                  BALANCED
                                                  PORTFOLIO
--------------------------------------------------------------
                                                  07/01/97
                                                 TO 11/30/97*
--------------------------------------------------------------
Investment Activities:
     Net Investment Income                       $  993
     Capital Gain Received from Investments          --
     Net Realized Gain (Loss) on Investments        235
     Change in Net Unrealized Appreciation
       (Depreciation) of investments              3,730
--------------------------------------------------------------
Increase in Net Assets Resulting From
   Operations                                     4,958
--------------------------------------------------------------
Distribution to Shareholders:
     Trust Class                                   (941)
   Capital Gains
     Trust Class                                     --
--------------------------------------------------------------
       Total Distributions                         (941)
--------------------------------------------------------------
Change in Net Assets                              4,017
--------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued                 94,371
     Reinvestment of Cash Distributions             941
     Cost of Shares Redeemed                     (9,887)
                                                  -----
       Total Trust Class Transactions            85,425
                                                  -----
--------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                     85,425
--------------------------------------------------------------
       Total Increase (Decrease) in Net
         Assets                                  89,442
--------------------------------------------------------------
Net Assets:
   Beginning of Period                               --
--------------------------------------------------------------
Net Assets:
   End of Period                               $ 89,442
==============================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued                                9,446
     Shares Issued in Lieu of Cash Distributions     90
     Shares Redeemed                               (990)
                                                   -----
       Total Trust Class Share Transactions       8,546
                                                   -----
--------------------------------------------------------------
Net Increase (Decrease) from Capital Share
  Transactions                                    8,546
==============================================================

*Commenced Operations on June 30, 1997.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                                                              73

FINANCIAL HIGHLIGHTS                                                                                       CRESTFUNDS, INC.
For a Share Outstanding Throughout the Year



                         INVESTMENT ACTIVITIES            DISTRIBUTIONS                                                   RATIO
           NET    --------------------------------------------------------     NET                  NET                  OF EXPENSES
          ASSET                     NET REALIZED                               ASSET              ASSETS,     RATIO      TO AVERAGE
          VALUE,       NET         AND UNREALIZED        NET                   VALUE,               END    OF EXPENSES   NET ASSETS
         BEGINNING  INVESTMENT         GAIN           INVESTMENT  CAPITAL       END      TOTAL   OF PERIOD  TO AVERAGE   EXCLUDING
         OF PERIOD    INCOME       ON INVESTMENTS       INCOME     GAINS     OF PERIOD  RETURN     (000)    NET ASSETS   FEE WAIVERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------
U.S. TREASURY MONEY FUND
------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998   $1.00        0.048              --            (0.048)      --          $1.00    4.89%  $  699,923    0.66%        0.81%
  1997    1.00        0.048              --            (0.048)      --           1.00    4.91%     632,381    0.65%        0.80%
  1996    1.00        0.047              --            (0.047)      --           1.00    4.80%     389,051    0.66%        0.81%
  1995    1.00        0.052              --            (0.052)      --           1.00    5.29%     370,454    0.66%        0.81%
  1994    1.00        0.033              --            (0.033)      --           1.00    3.30%     319,477    0.66%        0.66%
  INVESTORS CLASS A (2)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1994   $1.00        0.008              --            (0.008)      --          $1.00    0.79%  $       --    0.92%*      29.16%*
-------------------
TAX-FREE MONEY FUND
-------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998   $1.00        0.029              --            (0.029)      --          $1.00    2.97%  $  270,899    0.66%        0.81%
  1997    1.00        0.030              --            (0.030)      --           1.00    3.06%     226,837    0.66%        0.81%
  1996    1.00        0.029              0.002         (0.029)    (0.002)        1.00    3.14%     182,320    0.66%        0.81%
  1995    1.00        0.032              --            (0.032)      --           1.00    3.26%     202,333    0.66%        0.81%
  1994    1.00        0.021              --            (0.021)      --           1.00    2.07%     157,602    0.67%        0.67%
  INVESTORS CLASS A
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998   $1.00        0.030              --            (0.030)      --          $1.00    2.96%  $    8,851    0.67%        1.07%
  1997    1.00        0.030              --            (0.030)      --           1.00    3.05%       7,634    0.68%        1.08%
  1996    1.00        0.029              0.002         (0.029)    (0.002)        1.00    3.13%       2,994    0.67%        1.07%
  1995    1.00        0.031              --            (0.031)      --           1.00    3.25%       1,627    0.67%        1.07%
  1994    1.00        0.020              --            (0.020)      --           1.00    1.98%         757    0.76%        1.44%



                            RATIO OF
                         NET INVESTMENT
            RATIO OF        INCOME TO
          NET INVESTMENT     AVERAGE
            INCOME         NET ASSETS   PORTFOLIO
           TO AVERAGE       EXCLUDING   TURNOVER
           NET ASSETS      FEE WAIVERS     RATE
--------------------------------------------------
------------------------
U.S. TREASURY MONEY FUND
------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        4.77%            4.62%          --
  1997        4.82%            4.67%          --
  1996        4.69%            4.54%          --
  1995        5.16%            5.01%          --
  1994        3.23%            3.23%          --
  INVESTORS CLASS A (2)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1994        2.31%*         (25.93%)*        --
-------------------
TAX-FREE MONEY FUND
-------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        2.92%            2.77%          --
  1997        3.02%            2.87%          --
  1996        2.88%            2.73%          --
  1995        3.19%            3.04%          --
  1994        2.06%            2.06%          --
  INVESTORS CLASS A
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        2.92%            2.52%          --
  1997        3.42%            3.02%          --
  1996        2.86%            2.46%          --
  1995        3.16%            2.76%          --
  1994        1.97%            1.29%          --

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations for this class April 19, 1995.
(2) Ceased operations March 31, 1994.
*  Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                       CRESTFUNDS, INC.
For a Share Outstanding Throughout the Year



                         INVESTMENT ACTIVITIES            DISTRIBUTIONS                                                   RATIO
           NET    --------------------------------------------------------     NET                  NET                  OF EXPENSES
          ASSET                     NET REALIZED                               ASSET              ASSETS,     RATIO      TO AVERAGE
          VALUE,       NET         AND UNREALIZED        NET                   VALUE,               END    OF EXPENSES   NET ASSETS
         BEGINNING  INVESTMENT      GAIN (LOSS)       INVESTMENT  CAPITAL       END      TOTAL   OF PERIOD  TO AVERAGE   EXCLUDING
         OF PERIOD    INCOME       ON INVESTMENTS       INCOME     GAINS     OF PERIOD  RETURN     (000)    NET ASSETS   FEE WAIVERS
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $10.31    0.449           0.166             (0.450)    (0.035)     $10.44    6.10%     $243,606    0.79%         0.97%
  1997       10.22    0.463           0.089             (0.462)    --           10.31    5.55%      237,096    0.78%         0.93%
  1996       10.24    0.419          (0.021)            (0.418)    --           10.22    4.01%      243,137    0.78%         0.93%
  1995        9.21    0.428           1.030             (0.428)    --           10.24   16.09%       43,373    0.72%         0.94%
  1994       10.33    0.440          (1.100)            (0.440)    (0.020)       9.21   (6.53%)      41,365    0.65%         0.77%
  INVESTORS CLASS A (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $10.31    0.454           0.171             (0.450)    (0.035)     $10.45    6.19%      $ 7,899    0.79%         0.94%
  1997       10.21    0.468           0.093             (0.461)    --           10.31    5.65%        7,826    0.79%         0.94%
  1996       10.23    0.415          (0.018)            (0.417)    --           10.21    4.01%        8,185    0.79%         0.94%
  1995        9.20    0.428           1.029             (0.427)    --           10.23   16.10%        8,649    0.73%         0.95%
  1994       10.32    0.440          (1.100)            (0.440)    (0.020)       9.20   (6.56%)       7,481    0.66%         0.80%

----------------------------
VIRGINIA MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $10.44    0.468           0.267             (0.468)    (0.026)     $10.68    7.19%     $ 29,252    0.69%         1.10%
  1997       10.28    0.475           0.168             (0.475)    (0.008)      10.44    6.46%       20,044    0.69%         1.09%
  1996       10.40    0.465          (0.120)            (0.465)    --           10.28    3.48%       15,911    0.71%         1.11%
  1995 (1)   10.00    0.309           0.445             (0.310)    (0.044)      10.40    7.67%*       6,247    0.71%*        1.11%*
  INVESTORS CLASS B (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $10.48    0.367           0.276             (0.367)    (0.026)     $10.73    6.24%      $ 3,697    1.64%         1.92%
  1997       10.31    0.387           0.176             (0.385)    (0.008)      10.48    5.58%        1,476    1.60%         2.00%
  1996       10.43    0.378          (0.121)            (0.377)    --           10.31    2.58%          787    1.57%         1.97%
  1995 (2)   10.06    0.237           0.409             (0.232)    (0.044)      10.43    6.51%*         628    1.57%*        1.97%*

----------------------------
MARYLAND MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $ 9.95    0.416           0.270             (0.416)    --          $10.22    7.03%     $ 19,115    0.62%         1.15%
  1997        9.76    0.426           0.190             (0.426)    --            9.95    6.50%       11,461    0.63%         1.16%
  1996 (3)   10.00    0.309          (0.240)            (0.309)    --            9.76    1.07%*       5,808    0.71%*        1.36%*
  INVESTORS CLASS B (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $ 9.96    0.325           0.281             (0.326)    --          $10.24    6.17%      $ 3,246    1.57%         1.96%
  1997        9.76    0.338           0.199             (0.337)    --            9.96    5.64%          561    1.54%         2.00%
  1996 (4)    9.53    0.200           0.226             (0.196)    --            9.76    7.67%*         113    1.55%*        2.20%*

----------
VALUE FUND
----------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.55    0.093           1.638             (0.095)    (3.085)     $15.10   13.64%     $577,042    1.03%         1.21%
  1997       13.39    0.137           3.237             (0.145)    (0.070)      16.55   25.41%      590,824    1.02%         1.17%
  1996       11.60    0.166           2.380             (0.165)    (0.591)      13.39   22.68%      553,648    1.02%         1.17%
  1995       10.73    0.245           2.619             (0.262)    (1.732)      11.60   28.76%      220,386    1.02%         1.17%
  1994       11.38    0.200          (0.240)            (0.190)    (0.420)      10.73   (0.49%)     166,713    1.01%         1.01%


                             RATIO OF
                          NET INVESTMENT
             RATIO OF        INCOME TO
           NET INVESTMENT     AVERAGE
             INCOME         NET ASSETS   PORTFOLIO
            TO AVERAGE       EXCLUDING   TURNOVER
            NET ASSETS      FEE WAIVERS     RATE
---------------------------------------------------
-----------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            4.33%            4.15%        24%
  1997            4.57%            4.42%        30%
  1996            4.35%            4.20%        25%
  1995            4.34%            4.12%        28%
  1994            4.48%            4.36%        24%
  INVESTORS CLASS A (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            4.33%            4.18%        24%
  1997            4.56%            4.41%        30%
  1996            4.12%            3.97%        25%
  1995            4.33%            4.11%        28%
  1994            4.47%            4.33%        24%

----------------------------
VIRGINIA MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            4.41%            4.00%        28%
  1997            4.65%            4.25%        39%
  1996            4.61%            4.21%        24%
  1995 (1)        4.61%*           4.21%*       35%
  INVESTORS CLASS B (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            3.46%            3.18%        28%
  1997            3.73%            3.33%        39%
  1996            3.73%            3.33%        24%
  1995 (2)        3.76%*           3.36%*       35%

----------------------------
MARYLAND MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            4.11%            3.58%        12%
  1997            4.38%            3.85%         5%
  1996 (3)        4.30%*           3.65%*        9%
  INVESTORS CLASS B (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            3.16%            2.77%        12%
  1997            3.43%            2.97%         5%
  1996 (4)        3.42%*           2.77%*        9%

----------
VALUE FUND
----------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998            0.63%            0.45%        71%
  1997            0.92%            0.77%       100%
  1996            1.38%            1.23%        82%
  1995            2.16%            2.01%       175%
  1994            1.82%            1.82%       116%

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations for this class April 5, 1995
(2) Commencement of operations for this class April 17, 1995
(3) Commencement of operations for this class March 1, 1996.
(4) Commencement of operations for this class April 25, 1996
* Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.
76

FINANCIAL HIGHLIGHTS                                                                                       CRESTFUNDS, INC.
For a Share Outstanding Throughout the Year



                         INVESTMENT ACTIVITIES            DISTRIBUTIONS                                                   RATIO
           NET    --------------------------------------------------------     NET                  NET                  OF EXPENSES
          ASSET                     NET REALIZED                               ASSET              ASSETS,     RATIO      TO AVERAGE
          VALUE,       NET         AND UNREALIZED        NET                   VALUE,               END    OF EXPENSES   NET ASSETS
         BEGINNING  INVESTMENT      GAIN (LOSS)       INVESTMENT  CAPITAL       END      TOTAL   OF PERIOD  TO AVERAGE   EXCLUDING
         OF PERIOD    INCOME       ON INVESTMENTS       INCOME     GAINS     OF PERIOD  RETURN     (000)    NET ASSETS   FEE WAIVERS
------------------------------------------------------------------------------------------------------------------------------------
----------------------
VALUE FUND (CONTINUED)
----------------------
  INVESTORS CLASS A (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.64    0.096           1.655           (0.096)     (3.085)       $15.21   13.69%  $ 34,434       1.03%       1.18%
  1997       13.47    0.136           3.248           (0.143)     (0.070)        16.64   25.42%    28,112       1.03%       1.18%
  1996       11.66    0.169           2.396           (0.164)     (0.591)        13.47   22.63%    17,997       1.03%       1.18%
  1995       10.78    0.250           2.623           (0.261)     (1.732)        11.66   28.71%    12,633       1.03%       1.18%
  1994       11.42    0.180          (0.220)          (0.180)     (0.420)        10.78   (0.45%)    8,115       1.02%       1.04%
  INVESTORS CLASS B (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.59   (0.007)          1.642           --          (3.085)       $15.14   12.78%  $ 25,656       1.78%       2.03%
  1997       13.44    0.037           3.234           (0.051)     (0.070)        16.59   24.63%    13,269       1.73%       2.09%
  1996       11.64    0.091           2.384           (0.084)     (0.591)        13.44   21.81%     5,131       1.68%       2.03%
  1995 (1)   11.11    0.120           1.618           (0.136)     (1.072)        11.64   15.78%*    2,086       1.68%*      2.03%*

                             RATIO OF
                          NET INVESTMENT
             RATIO OF        INCOME TO
           NET INVESTMENT     AVERAGE
             INCOME         NET ASSETS   PORTFOLIO
            TO AVERAGE       EXCLUDING   TURNOVER
            NET ASSETS      FEE WAIVERS     RATE
---------------------------------------------------
----------------------
VALUE FUND (CONTINUED)
----------------------
  INVESTORS CLASS A (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        0.63%           0.48%         71%
  1997        0.89%           0.74%        100%
  1996        1.35%           1.20%         82%
  1995        2.14%           1.99%        175%
  1994        1.81%           1.79%        116%
  INVESTORS CLASS B (**)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998       (0.13%)         (0.38%)        71%
  1997        0.15%          (0.20%)       100%
  1996        0.71%           0.36%         82%
  1995 (1)    1.13%*          0.78%*       175%


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations for this class April 19, 1995.
*   Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                       CRESTFUNDS, INC.
For a Share Outstanding Throughout the Year



                         INVESTMENT ACTIVITIES            DISTRIBUTIONS                                                   RATIO
           NET    --------------------------------------------------------     NET                  NET                  OF EXPENSES
          ASSET                     NET REALIZED                               ASSET              ASSETS,     RATIO      TO AVERAGE
          VALUE,       NET         AND UNREALIZED        NET                   VALUE,               END    OF EXPENSES   NET ASSETS
         BEGINNING  INVESTMENT      GAIN (LOSS)       INVESTMENT  CAPITAL       END      TOTAL   OF PERIOD  TO AVERAGE   EXCLUDING
         OF PERIOD    INCOME       ON INVESTMENTS       INCOME     GAINS     OF PERIOD  RETURN     (000)    NET ASSETS   FEE WAIVERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------
LIFE VISION MAXIMUM GROWTH PORTFOLIO
------------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $ 10.65     0.025           0.670             (0.025)    --          $11.32  6.53%     $16,230      0.25%         0.66%
  1997(1)    10.00     0.032           0.650             (0.032)    --           10.65  6.82%      13,712      0.25%*        0.73%*

---------------------------------------
LIFE VISION GROWTH AND INCOME PORTFOLIO
---------------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $ 10.51     0.183           0.561             (0.184)    (0.010)     $11.06  7.12%     $19,042      0.25%         0.59%
  1997(1)    10.00     0.091           0.506             (0.087)    --           10.51  5.97%      22,521      0.25%*        0.59%*

------------------------------
LIFE VISION BALANCED PORTFOLIO
------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $ 10.46     0.239           0.579             (0.240)    (0.028)     $11.01  7.90%     $93,211      0.25%         0.42%
  1997(1)    10.00     0.116           0.454             (0.110)    --           10.46  5.70%      89,442      0.25%*        0.42%*



                         RATIO OF
                      NET INVESTMENT
          RATIO OF        INCOME TO
       NET INVESTMENT     AVERAGE
           INCOME        NET ASSETS   PORTFOLIO
         TO AVERAGE      EXCLUDING   TURNOVER
          NET ASSETS     FEE WAIVERS     RATE
------------------------------------------
------------------------------------
LIFE VISION MAXIMUM GROWTH PORTFOLIO
------------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        0.23%             (0.18)%       75%
  1997(1)     0.72%*             0.24%*       34%

---------------------------------------
LIFE VISION GROWTH AND INCOME PORTFOLIO
---------------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        1.68%              1.34%        57%
  1997(1)     2.11%*             1.77%*       25%

------------------------------
LIFE VISION BALANCED PORTFOLIO
------------------------------
  TRUST CLASS
  FOR THE YEARS ENDED NOVEMBER 30,:
  1998        2.21%              2.04%        52%
  1997(1)     2.66%*             2.49%*       43%

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations June 30, 1997.
*   Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                  CRESTFUNDS, INC.
November 30, 1998

1. ORGANIZATION
CrestFunds, Inc. (the Company) is registered under the Investment Company Act of 1940 ( the "1940 Act"), as amended, as an open-end, management investment company organized as a Maryland corporation. The Company currently has fifteen investment portfolios (individually a "Fund" and collectively the "Funds"). The Funds offer one or more of three classes of shares, the Trust Class Shares, the Investors Class A Shares and the Investors Class B Shares. The Funds include:

EQUITY FUNDS
Value Fund

BOND FUNDS
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Maryland Municipal Bond Fund

MONEY MARKET FUNDS

U.S. Treasury Money Fund
Tax Free Money Fund

LIFE VISION PORTFOLIOS
Life Vision Maximum Growth Portfolio
Life Vision Growth and Income Portfolio
Life Vision Balanced Portfolio

The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Funds:

     SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discount and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investments in equity securities held by the Non-Money Market Funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sale price if readily available for each equity security on each business day; other equity securities traded in the over-the-counter markets and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Funds' Directors.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distribution from net investment income for the Money Market Funds and Bond Funds are declared daily and paid monthly. Each of the Equity Funds declare and pay dividends from net investment income monthly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises. Accordingly, the following permanent differences, primarily attributable to certain net operating losses, equalization, and other distribution classes, which for tax purposes have been used to offset net short-term capital gains, have been reclassified to the following accounts:

                                      ACCUMULATED  UNDISTRIBUTED
                           PAID-IN-     REALIZED   NET INVESTMENT
                           CAPITAL    GAIN (LOSS)     INCOME
     FUND                  (000)         (000)         (000)
     ------------------   ---------   -----------  --------------
     U.S. Treasury             1           --           (1)
     Tax Free Money            2           (1)          (1)
     Virginia Intermediate
       Municipal Bond         --            2           (2)
     Virginia Municipal Bond  --           (1)           1
     Value                     3         (100)          97

NOTES TO FINANCIAL STATEMENTS (continued)                       CRESTFUNDS, INC.
November 30, 1998

     CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS--Each Fund, with the exception of Tax Free Money Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund may invest in repurchase agreements. The Funds, through their sub-custodian, receive delivery of the underlying securities, whose market value including interest is required to be at least 102% of the resale price. The Funds' investment advisor, Crestar Asset Management Company, (formerly Capitoline Investment Services, Incorporated), is responsible for determining that the value of these underlying securities remains at least 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements.


3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES--The Company's investment advisor is Crestar Asset Management Company (the Advisor), a wholly-owned subsidiary of Crestar Bank. Pursuant to an Investment Advisory Agreement, the Advisor is paid for advisory services to each Fund at the annual rate based on the following fee schedule; Cash Reserve Fund, U.S. Treasury Money Fund and Tax Free Money Fund; .40% of each Fund's average daily net assets for the first $500 million of net assets; .35% of each Fund's average daily net assets on the next $500 million of net assets; .30% of each Fund's average daily net assets on all remaining net assets; Capital Appreciation Fund, Value Fund and Special Equity Fund; .75% of each Fund's average daily net assets; Limited Term Bond Fund and Virginia Intermediate Municipal Bond Fund; .50% of each Fund's average daily net assets; Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund; .60% of each Fund's average daily net assets; Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio; .25% of each Portfolio's average daily net assets. The Advisor has voluntarily agreed to waive a portion of its fee for Virginia Municipal Bond Fund and Government Bond Fund in order to limit Advisory Fee to .50% for each Fund.

     On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Company ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.

     ADMINISTRATION AND DISTRIBUTION FEES--SEI Investments Mutual Fund Services (the Administrator), a Delaware business trust, serves as administrator to the Company. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company (SEI), is the owner of all beneficial interest in the Administrator. The Administrator provides the Company with administrative services, including fund accounting, and regulatory reporting and is entitled to receive a fee at an annual rate of .15% of the average daily net assets of the Equity, Bond, and Money Market

NOTES TO FINANCIAL STATEMENTS (continued)                       CRESTFUNDS, INC.
November 30, 1998

     Funds. The Administrator has voluntarily agreed to waive a portion of its fee for Government Bond Fund and Virginia Municipal Bond Fund in order to limit operating expenses. The Administrator is entitled to receive a fee of $40,000 annually for each Life Vision Portfolio. The Administrator has voluntarily agreed to have its fee waived for each Life Vision Portfolio for the period ending November 30, 1998.

     SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI, serves as distributor of each Fund's shares pursuant to a distribution agreement with the Company. The Trust Class and Investors Class A shares of the Funds have a separate distribution plan (the 12b-1
     Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the Funds pay the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the Funds. The Distributor has agreed to waive any fees payable pursuant to the 12b-1 Plan.

     In addition, the Investors Class A shares of the Money Market Funds have a distribution plan (the Investors Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the Investors Class A Plan, the Investors Class A shares of the Money Market Funds pay the Distributor as compensation for its services .25% of such Class average daily net assets. The Distributor has agreed to waive any fees payable pursuant to the Investors Class A Plan.

     The Investors Class B shares of the Funds have a distribution plan (the B Shares Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B shares of the Funds pay the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the Funds. In addition, pursuant to the B Shares Plan, the Distributor is compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing Shareholder support services to investors in B shares. The Distributor has agreed to waive a portion of its fees pursuant to the B Shares Plan in order to limit Distribution Fees to .95% for each Fund, except for the Value Fund for which the limit is .75%.

     On July 20, 1998, the CrestFunds, Inc. adopted a shareholder service plan (the "Plan") for Trust Class shares of the following Portfolios of the
     Fund: Limited Term Bond Fund; Intermediate Bond Fund; Government Bond Fund; Maryland Municipal Bond Fund; Virginia Intermediate Municipal Bond Fund; Virginia Municipal Bond Fund; (the "Bond Funds"), Value Fund; Capital Appreciation Fund; and Special Equity Fund (the "Equity Funds" and, together with the Bond Funds, the "Portfolios").

     Under the Plan, a Portfolio may pay the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of such Portfolio attributable to the Shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services. The Distributor has agreed to waive a portion of its shareholder service plan for trust class shares in order to limit shareholder service fees to .05% for bond funds and .10% for equity funds.

     TRANSFER AGENT AND CUSTODIAN FEES--Crestar Bank serves as the Company's transfer agent and dividend disbursing agent and is compensated for those services monthly by each Fund at an annual rate of .05% of the Fund's average daily net assets for the Trust Class and .06% of the Fund's average daily net assets for the Investors Class A and Investors Class B. In addition, Crestar Bank serves as the Company's custodian and is compensated at an annual rate of up to .04% of the Equity, Bond, and Money Market Fund's average daily net assets and up to .03% of each LifeVision Portfolio's average net assets.

     CONTINGENT DEFERRED SALES CHARGE (CDSC)--
     A CDSC is imposed on certain redemptions of Investors Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Investors Class B shares until the redemption of such shares.

                                         CONTINGENT
                    FROM DATE OF       DEFERRED SALES
                      PURCHASE             CHARGE
                   --------------     -----------------
     Year 1 ........................        5.00%
     Year 2 ........................        4.00%
     Year 3 ........................        3.00%
     Year 4 ........................        3.00%
     Year 5 ........................        2.00%
     Year 6 ........................        1.00%
     Year 7 ........................        0.00%
     Year 8 ........................Conversion to A shares

NOTES TO FINANCIAL STATEMENTS (concluded)                       CRESTFUNDS, INC.
November 30, 1998

4. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, including U.S. Government securities, other than temporary cash investments, during the period ended November 30, 1998, for each Fund is as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                    ----------  ----------
Virginia Intermediate Municipal Bond  56,454     59,640
Virginia Municipal Bond ...........   17,674      7,473
Maryland Municipal Bond ...........    9,650      1,903
Value .............................  420,448    508,508
Maximum Growth ....................   15,142     11,930
Growth and Income .................   12,061     14,927
Balanced ..........................   54,310     48,445

At November 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at November 30, 1998, for each Fund is as follows:

                                                     NET
                    APPRECIATION  DEPRECIATION  APPRECIATION
                        (000)         (000)         (000)
                    ------------  ------------  ------------
Virginia Intermediate
   Municipal Bond ..   10,734        (156)          10,578
Virginia Municipal
   Bond ............    1,091          (9)           1,082
Maryland Municipal
   Bond ............      692          --              692
Value ..............  154,168     (16,669)         137,499
Maximum Growth .....    1,232        (718)             514
Growth and Income ..    1,168        (745)             423
Balanced ...........    5,258      (2,552)           2,706

The Funds had capital losses carryforward at November 30, 1998, to the extent provided in the regulations for Federal income tax as follows:

                       CAPITAL LOSS
                         CARRYOVER   EXPIRES
                         11/30/98      2002
                       ------------ ----------
Tax Free ...........        8,746         --

                      EXPIRES       EXPIRES       EXPIRES       EXPIRES
                        2003         2004           2005          2006
                    ----------    ----------     ----------   ------------
Tax Free ...........      --             --             --       8,746

5. CONCENTRATION OF CREDIT RISK
The Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, and the Maryland Municipal Bond Fund invest in debt securities in their respective states. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic or political conditions in that state.



--------------------------------------------------------------------------------
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COMPANY. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE COMPANY, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE COMPANY NOR SEI INVESTMENTS DISTRIBUTION CO. IS A BANK AND COMPANY SHARES ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE. SEI INVESTMENTS DISTRIBUTION CO. AND CRESTAR BANK ARE NOT AFFILIATED.
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS OF
THE CRESTFUNDS, INC.
(Unaudited)


For Shareholders that do not have a November 30, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a November 30, 1998 taxable year end, please consult your tax advisor as to the pertinence of the notice.

For the fiscal year ended November 30, 1998, each fund has designated the following items with regard to distributions paid during the year:

                                                                 (A)                 (B)                  (C)
                                                              LONG TERM           MID TERM             ORDINARY
                                                            CAPITAL GAINS       CAPITAL GAIN            INCOME
                                                            DISTRIBUTIONS       DISTRIBUTION         DISTRIBUTIONS
               FUND                                          (TAX BASIS)         (TAX BASIS)          (TAX BASIS)
                                                           --------------      --------------       ---------------
U.S. Treasury..............................................       0%                   0%                  100%
Tax Free Money Market......................................       0%                   0%                    0%
Virginia Intermediate Municipal Bond.......................       0%                   7%                    0%
Virginia Municipal Bond....................................       2%                   3%                    0%
Maryland Municipal Bond....................................       0%                   0%                    0%
Value......................................................      30%                  32%                   38%
Life Vision Maximum Growth.................................       0%                   0%                  100%

LIFE VISION GROWTH AND INCOME..............................       0%                   0%                  100%
Life Vision Balanced.......................................       0%                   0%                  100%

                                                                                     (E)
                                                                                  (A+B+C+D)
                                                                 (D)                TOTAL                (F)
                                                             TAX EXEMPT         DISTRIBUTION         QUALIFYING
               FUND                                           INTEREST           (TAX BASIS)        DIVIDENDS (1)
               ----                                          -----------         -----------          ----------

U.S. Treasury..............................................       0%                 100%                    0%
Tax Free Money Market......................................     100%                 100%                    0%
Virginia Intermediate Municipal Bond.......................      93%                 100%                    0%
Virginia Municipal Bond....................................      95%                 100%                    0%
Maryland Municipal Bond....................................     100%                 100%                    0%
Value......................................................       0%                 100%                   97%
Life Vision Maximum Growth.................................       0%                 100%                   86%
Life Vision Growth and Income..............................       0%                 100%                   48%
Life Vision Balanced.......................................       0%                 100%                   48%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A), (B), (C) and (D) are based on a percentage of each fund's total distributions.

                                                           NOTES

                         INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of CrestFunds, Inc.:

We have audited the accompanying statements of net assets of CrestFunds, Inc. (comprised of the Cash Reserve Fund, U.S. Treasury Money Fund, Tax Free Money Fund, Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Maryland Municipal Bond Fund, Value Fund, Capital Appreciation Fund, Special Equity Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio and Life Vision Balanced Portfolio) as of November 30, 1998 and the related statement of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express our opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the CrestFunds, Inc. as of November 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
New York, New York
January 15, 1999

                                      CREST
                                      -----
                                      FUNDS

                            A FAMILY OF MUTUAL FUNDS
                                   MANAGED BY
                        CRESTAR ASSET MANAGEMENT COMPANY

                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISOR:

                           TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic Institutional Cash Management and Classic Institutional U.S. Government Securities Money Market Fund prospectus dated May 24, 1999. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS

                                                                        PAGE
THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . B-
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . B-
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . B-
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . B-
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . B-
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . B-
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . B-
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . B-
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . B-
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . B-
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . B-
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . B-
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
APPENDIX A: FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . B-


May 24, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust's Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (collectively, the "Funds"), each of which currently offers one class of shares.

DESCRIPTION OF PERMITTED INVESTMENTS

FOREIGN SECURITIES

The Institutional Cash Management Money Market Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MUNICIPAL SECURITIES

The Funds may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities."
Private activity bonds are industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of fax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will end the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. However, the Trust will not purchase obligations issued by the Advisor.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Funds include restricted securities, and each Fund may invest up to 10% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS

The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Institutional Cash Management Money Market Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

The term "a majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.

A Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $ 93.2 billion as of December 31, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

Crestar Asset Management Company served as the Adviser to the predecessors of the Classic Institutional Cash Management Money Market and Classic Institutional U.S. Government Money Market Funds.

For the fiscal years ended January 31, 1999, January 31, 1998, January 31, 1997, and January 31, 1996, the Funds paid the following advisory fees:


-----------------------------------------------------------------------------------------------------------------------------------
                                                             FEES PAID                     FEES WAIVED OR REIMBURSED
                   FUND                      --------------------------------------------------------------------------------------
                                               1999             1998          1997           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional Cash Management       $694,470        $444,000       $209,000       $694,470       $704,000       $629,000
 Money Market Fund (formerly Arbor Prime
 Obligations Fund)
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional U.S. Government       $927,117        $476,000       $324,000       $688,000       $906,000       $629,000
 Securities Money Market Fund (formerly
 Arbor U.S. Government Money Fund)
-----------------------------------------------------------------------------------------------------------------------------------


BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Funds' shares; but

- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.


THE ADMINISTRATOR

The Trust and SEI Investment Mutual Funds Services (the "Administrator"), are parties to an administration agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

For the fiscal years ended January 31, 1999, January 31, 1998 and January 31, 1997, the Funds paid the following administration fees:

-----------------------------------------------------------------------------------------------------------------------------------
                                                         FEES PAID                                FEES WAIVED
                 FUND                     -----------------------------------------------------------------------------------------
                                            1999           1998           1997            1999          1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional Cash               $377,964       $251,000       $209,000        $229,896      $210,000         $126,000
 Management Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional U.S. Treasury      $309,322       $310,000       $212,000        $268,476      $243,000         $168,000
 Securities Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.


TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for Profit Funds Investment Trust, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.

MARK NAGLE (10/20/59) - President, Controller, Treasurer, and Chief Financial Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President -Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994.




RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

------------------------------------------
* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:


-----------------------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE        PENSION OR RETIREMENT   ESTIMATED ANNUAL    TOTAL COMPENSATION FROM FUND
                                     COMPENSATION FROM  BENEFITS ACCRUED AS PART    BENEFITS UPON       AND FUND COMPLEX PAID TO
      NAME OF PERSON, POSITION             FUND             OF FUND EXPENSES         RETIREMENT                 TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel S. Goodrum, Trustee               $15,000                  N/A                   N/A         $15,000 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 Wilton Looney, Trustee                   $14,000                  N/A                   N/A         $14,000 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 Champney A. McNair, Trustee              $17,000                  N/A                   N/A         $17,000 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 F. Wendell Gooch, Trustee                $13,000                  N/A                   N/A         $13,000 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 T. Gordy Germany,                        $15,000                  N/A                   N/A         $15,000 for service on two
 Trustee                                                                                             boards
-----------------------------------------------------------------------------------------------------------------------------------
 Dr. Bernard F. Sliger, Trustee           $15,000                  N/A                   N/A         $15,000 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 Jesse S. Hall, Trustee                   $14,000                  N/A                   N/A         $14,000 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 Jonathan T. Walton, Trustee*             $3,500                   N/A                   N/A         $ 3,500 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Cammack, Trustee                N/A                    N/A                   N/A         $     0 for service on two
                                                                                                     boards
-----------------------------------------------------------------------------------------------------------------------------------


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) TO THE POWER
OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


--------------------------------------------------------------------------------------------------------------------------------
                                  FUND                                            7-DAY YIELD             7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional Cash Management Money Market Fund                             4.92%                        4.86%
--------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional U.S. Government Securities Fund                               4.75%                        5.05%
--------------------------------------------------------------------------------------------------------------------------------



The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN

From time to time, the Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula:
P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 1999 and for one-year periods ended January 31, 1999 were as follows:


--------------------------------------------------------------------------------
                   FUND                        AVERAGE ANNUAL TOTAL RETURN
                                           -------------------------------------
                                           ONE-YEAR      THREE-YEAR     SINCE
                                                                      INCEPTION
--------------------------------------------------------------------------------
 Classic Institutional Cash Management       5.46%          5.52%       5.55%
 Money Market Fund
--------------------------------------------------------------------------------
 Classic Institutional U.S. Government       5.30%          5.37%       5.46%
 Securities Money Market Fund
--------------------------------------------------------------------------------



ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will
at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended January 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:


-----------------------------------------------------------------------------------------------------------------------------------
      Portfolio           Total $          Total $          Total $          Total $      % of Total    % of Total        Total
                         Amount of        Amount of        Amount of        Amount of     Brokerage      Brokered       Brokerage
                         Brokered          Brokered        Brokerage        Brokerage    Commissions   Transactions    Commissions
                       Transactions      Transactions     Commissions      Commissions     Paid to       Effected    Paid to SFS in
                         for FYE           Through        Paid in FYE        Paid to      Affiliated      Through      Connection
                          1/31/99       Affiliates for      1/31/99       Affiliates in   Brokers in    Affiliated        with
                                          FYE 1/31/99                      FYE 1/31/99   FYE 1/31/99    Brokers in     Repurchase
                                                                                                        FYE 1/31/99     Agreement
                                                                                                                      Transactions
                                                                                                                         for FYE
                                                                                                                         1/31/99
-----------------------------------------------------------------------------------------------------------------------------------
 Classic              $6,482,386,575   $6,482,386,575   $ 77,315         $ 77,315        100%          100%          $ 77,315
 Institutional Cash
 Management Money
 Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Classic              $8,453,639,388   $8,453,639,388   $101,135.46      $101,135.46     100%          100%          $101,135.46
 Institutional U.S.
 Government
 Securities Money
 Market Fund
-----------------------------------------------------------------------------------------------------------------------------------


For the fiscal year ended January 31, 1998, the Funds paid the following brokerage commissions with respect to portoflio transactions:


-----------------------------------------------------------------------------------------------------------------------------------
               Portfolio                      Total $                        Total $                          % of Total
                                             Amount of                      Amount of                          Brokerage
                                             Brokerage                      Brokerage                         Commissions
                                            Commissions                    Commissions                          Paid to
                                            Paid in FYE                      Paid to                          Affiliated
                                              1/31/98                     Affiliates in                       Brokers in
                                                                           FYE 1/31/98                        FYE 1/31/98
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional Cash                     n/a                            n/a                                n/a
 Management Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional U.S.                     n/a                            n/a                                n/a
 Government Securities Money Market
 Fund
-----------------------------------------------------------------------------------------------------------------------------------


For the fiscal year ended January 31, 1997, the funds paid the following brokerage fees:


-----------------------------------------------------------------------------------------------------------------------------------
                        Portfolio                                       Total $                              Total $
                                                                       Amount of                            Amount of
                                                                       Brokerage                            Brokerage
                                                                      Commissions                          Commissions
                                                                      Paid in FYE                            Paid to
                                                                        1/31/97                           Affiliates in
                                                                                                           FYE 1/31/97
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional Cash Management Money Market Fund                  n/a                                  n/a
-----------------------------------------------------------------------------------------------------------------------------------
 Classic Institutional U.S. Government Securities Money                   n/a                                  n/a
 Market Fund
-----------------------------------------------------------------------------------------------------------------------------------



                                        COMMISSIONS PAID TO                   AMOUNT OF
                                         SFS IN CONNECTION                    BROKERAGE
                                          WITH REPURCHASE                    COMMISSIONS
                                            AGREEMENT                          PAID FOR
                                           TRANSACTIONS                        RESEARCH
                                     -----------------------               -----------------
PORTFOLIO                              1997           1998                 1997         1998
--------------------------------     ----------     --------               ----         ----
U.S. Government Securities
  Fund.................              $37,949.24     $142,350               N/A          N/A
Prime Obligations Fund..........      34,718.03       60,314               N/A          N/A


For the fiscal year ended January 31, 1996, the U.S. Government Securities Money Fund and the Prime Obligations Fund did not pay any brokerage commissions with respect to portfolio transactions.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of May 5, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


     FUND                     NAME AND ADDRESS                   NUMBER OF SHARES    % OF SHARES
     ----                     ----------------                   ----------------    -----------
     Classic Institutional    SunTrust Capital Markets ACH       961,857,828.9400    94.61%
     Cash Management          Attn:  Anita Woods Center 3910
     Money Market             303 Peachtree Street, 24th Floor
     Fund                     Atlanta, GA 30308-3201

                              SunTrust Banks                     54,767,394.8200     5.39%
                              Attn: Susan Grider
                              Mail Center 3133
                              P.O Box 105504
                              Atlanta, GA 30308

     U.S. Government          Hamac & Co.                        401,155,691.9821    62.32%
     Securities Fund          Attn: Barbara Holloway
                              P.O. Box 26665
                              Richmond, VA 23261

                              Crestar Securities Corp.           242,418,539.1535    37.66%
                              FBO MM Customers
                              11 South 10th Street
                              Richmond, VA 23219



EXPERTS

The financial statements as of January 31, 1999 have been audited by PricewaterhouseCoopers LLP, Independent Public Accountants, as indicated in their report dated March 15, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

STATEMENT OF NET ASSETS                                          THE ARBOR FUND
January 31, 1999

    Face
   Amount                                                                 Value
   (000)    U.S. GOVERNMENT SECURITIES MONEY FUND                         (000)
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 87.6%
            FFCB
  $ 25,000       5.500%, 04/01/99 ..................................... $ 24,994
    25,000       4.750%, 04/05/99 .....................................   24,792
            FHLB
    25,000       4.940%, 03/18/99 .....................................   24,846
    35,000       4.700%, 04/30/99 .....................................   34,598
    35,000       4.750%, 06/04/99 .....................................   34,432
    20,000       5.630%, 06/15/99 .....................................   20,002
    10,000       4.406%, 07/02/99 .....................................    9,815
            FHLB (A)
    30,000       4.850%, 02/01/99 .....................................   30,000
    35,000       4.706%, 02/03/99 .....................................   34,997
    20,000       4.847%, 02/03/99 .....................................   19,999
            FNMA
    35,000       5.000%, 02/05/99 .....................................   34,981
    20,000       5.165%, 03/15/99 .....................................   19,879
    25,000       4.900%, 05/03/99 .....................................   24,700
    35,000       4.720%, 05/10/99 .....................................   34,550
    10,000       4.790%, 06/11/99 .....................................    9,827
    10,000       4.780%, 07/02/99 .....................................    9,799
    20,000       5.540%, 07/16/99 .....................................   19,994
            FNMA MTN
    20,000       5.410%, 02/23/99 .....................................   19,998
    20,000       5.570%, 05/07/99 .....................................   19,994
            FNMA MTN  (A)
    25,500       4.782%, 02/02/99 .....................................   25,472
            FHLMC
    35,000       5.090%, 02/12/99 .....................................   34,946
    20,000       5.505%, 03/12/99                                         19,998
            FHLMC (A)
    50,000       4.736%, 02/02/99 .....................................   50,000
            SLMA (A)
    20,000       4.632%, 02/02/99 .....................................   19,997
--------------------------------------------------------------------------------
     Total U.S. Government Agency Obligations  (Cost $602,610) ........  602,610
--------------------------------------------------------------------------------
          CASH EQUIVALENT -- 3.6%
  25,000  Financial Square Government Portfolio .......................   25,000
--------------------------------------------------------------------------------
                   Total Cash Equivalent  (Cost $25,000) ..............   25,000
--------------------------------------------------------------------------------
          REPURCHASE AGREEMENTS -- 8.6%
          FirstBoston Securities, 4.83%, dated 01/29/99,
               matures 02/01/99, repurchase price
               $25,010,063 (collateralized by various
               U.S. Government Agency obligations:
  25,000       total market value $25,754,893) ........................   25,000
          Greenwich Securities, 4.74%, dated 01/29/99,
               matures 02/01/99, repurchase price
               $22,778,436 (collateralized by various
               U.S. Government Agency obligations: ....................   22,769
          Merrill Lynch Securities, 4.74%, dated 01/29/99,
               matures 02/01/99, repurchase price
               $7,970,000 (collateralized by various
               U.S. Government Agency obligations:
   7,967       total market value $8,126,915) .........................    7,967

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
January 31, 1999

   Face
  Amount                                                                 Value
  (000)     U.S. GOVERNMENT SECURITIES MONEY FUND (concluded)            (000)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (continued)
            PaineWebber, 4.74%, dated 01/29/99,
                 matures 02/01/99, repurchase
                 price $3,536,707 (collateralized
                 by U.S. Government Agency obligation:
 $ 3,535         total market value $3,610,186) ....................... $ 3,535
--------------------------------------------------------------------------------
                     Total Repurchase Agreements  (Cost $59,271) ......  59,271
--------------------------------------------------------------------------------
            Total Investments--99.8% (Cost $686,881) .................. 686,881
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- 0.2%
            Other Assets and Liabilities, Net .........................   1,150
--------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio Shares (unlimited authorization --
              no par value) based on 688,071,153
              outstanding shares of beneficial interest ............... 688,071
            Distribution in excess of net investment income ...........     (15)
            Accumulated net realized loss on investments ..............     (25)
--------------------------------------------------------------------------------
                     Total Net Assets--100.0% .........................$688,031
--------------------------------------------------------------------------------
                     Net Asset Value, Offering and
                         Redemption Price Per Share ...................   $1.00
--------------------------------------------------------------------------------

(A) Adjustable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on January 31, 1999. The date shown is the next scheduled reset date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
January 31, 1999


   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND                                       (000)
--------------------------------------------------------------------------------
            COMMERCIAL PAPER -- 40.9%
            ELECTRICAL UTILITIES -- 2.0%
            Aes Shady Point
  $ 18,000       4.790%, 06/01/99 ..................................... $ 17,713
--------------------------------------------------------------------------------
                     Total Electrical Utilities .......................   17,713
--------------------------------------------------------------------------------
            ENTERTAINMENT -- 4.4%
            Walt Disney
    40,000       4.460%, 07/13/99 .....................................   39,197
--------------------------------------------------------------------------------
                     Total Entertainment ..............................   39,197
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 34.5%
            Associates
    25,000       4.800%, 06/14/99 .....................................   24,557
            CS First Boston
    10,000       5.800%, 05/06/99 .....................................   10,000
    10,000       4.875%, 05/07/99 .....................................    9,871
            Den Norske
    30,000       5.380%, 05/04/99 .....................................   29,588
    15,000       4.860%, 08/10/99 .....................................   14,615
            Ford Motor Credit
    20,000       4.730%, 08/31/99 .....................................   19,446
            General Electric Capital
    10,000       5.410%, 02/22/99 .....................................    9,968
    30,000       4.730%, 08/19/99 .....................................   29,216
            General Motors Acceptance
    45,000       4.670%, 10/20/99 .....................................   43,476
            Goldman Sachs
    10,000       5.480%, 02/09/99 .....................................    9,988
    30,000       5.000%, 04/20/99 .....................................   29,675
            Merrill Lynch
    10,000       5.470%, 02/26/99 .....................................    9,962
    30,000       4.820%, 06/17/99 .....................................   29,454
            Morgan Stanley Dean Witter
    35,000       5.170%, 03/26/99 .....................................   34,734
--------------------------------------------------------------------------------
                     Total Financial Services .........................  304,550
--------------------------------------------------------------------------------
                     Total Commercial Paper (Cost $361,460) ...........  361,460
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 16.4%
            BANKING -- 5.7%
            First Union Bank (A)
    20,000       5.427%, 02/17/99 .....................................   20,000
            PNC Bank (A)
    10,000       4.790%, 02/01/99 .....................................    9,997
    20,000       4.800%, 02/01/99 .....................................   19,997
--------------------------------------------------------------------------------
                     Total Banking ....................................   49,994
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 9.6%
            Associates MTN
     5,000       6.750%, 06/28/99 .....................................    5,017
            Bear Stearns MTN
    15,000       5.100%, 02/18/99 .....................................   15,000
    10,000       5.700%, 03/02/99 .....................................   10,000
    15,000       5.715%, 07/30/99 .....................................   15,000

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
January 31, 1999


   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND (continued)                           (000)
--------------------------------------------------------------------------------
            Beta Finance (A)
  $ 25,000       4.850%, 02/01/99 ..................................... $ 25,000
            CS First Boston (A)
    15,000       4.860%, 02/01/99 .....................................   15,000
--------------------------------------------------------------------------------
                     Total Financial Services .........................   85,017
--------------------------------------------------------------------------------
            INDUSTRIAL -- 1.1%
            PHH MTN (A)
    10,000       4.860%, 02/01/99 .....................................   10,000
--------------------------------------------------------------------------------
                     Total Industrial .................................   10,000
--------------------------------------------------------------------------------
                     Total Corporate Bonds (Cost $145,011) ............  145,011
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.6%
            FHLB (A)
    45,000       4.840%, 02/01/99 .....................................   45,000
            FHLMC
    10,000       4.935%, 06/04/99 .....................................    9,838
            FNMA
    30,000       5.165%, 03/15/99 .....................................   29,819
--------------------------------------------------------------------------------
    Total U.S. Government Agency Obligations (Cost $84,657) ...........   84,657
--------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT/BANK NOTES -- 11.4%
            Bankers Trust (A)
    10,000       4.850%, 02/01/99 .....................................    9,999
            Barclay's Bank
    15,000       5.645%, 03/02/99 .....................................   14,999
            First Union
    20,000       5.660%, 04/15/99 .....................................   20,000
            NationsBank
    30,000       4.880%, 10/18/99 .....................................   30,000
            Societe Generale
     5,000       5.670%, 03/11/99 .....................................    5,000
            Swiss Bank
    21,000       5.750%, 05/07/99 .....................................   20,999
--------------------------------------------------------------------------------
      Total Certificates of Deposit/Bank Notes (Cost $100,997) ........  100,997
--------------------------------------------------------------------------------
            INSURANCE FUNDING AGREEMENTS -- 10.2%
            General American Life Insurance GIC (A) (B)
    45,000       5.780% ...............................................   45,000
            Integrity Life Insurance GIC (A) (B)
    45,000       5.780% ...............................................   45,000
--------------------------------------------------------------------------------
      Total Insurance Funding Agreements (Cost $90,000) ...............   90,000
--------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BOND -- 5.1%
            Tampa Bay Devil Rays (A)
    45,000       4.950%, 02/01/99 .....................................   45,000
--------------------------------------------------------------------------------
      Total Taxable Municipal Bond (Cost $45,000) .....................   45,000
--------------------------------------------------------------------------------
            CASH EQUIVALENT -- 4.5%
    40,000  Financial Square Money Market Portfolio ...................   40,000
--------------------------------------------------------------------------------
      Total Cash Equivalent (Cost $40,000) ............................   40,000
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 6.7%
            Greenwich Securities, 4.74%, dated 01/29/99,
                 matures 02/01/99, repurchase price
                 $15,595,837 (collateralized by various
                 U.S.Government Agency obligations:
    15,590       total market value $15,902,250) ......................   15,590

STATEMENT OF NET ASSETS (concluded)                               THE ARBOR FUND
January 31, 1999


   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND (concluded)                           (000)
--------------------------------------------------------------------------------
            Merrill Lynch Securities, 4.74%, dated 01/29/99,
                 matures 02/01/99, repurchase price $19,498,071
                 (collateralized by various U.S.
                 Government Agency obligations:
  $ 19,490       total market value $19,881,374) ......................$ 19,490
            Paine Webber, 4.74%, dated 01/29/99, matures
                  02/01/99, repurchase price $24,718,282
                 (collateralized by various U.S. Government
                 Agency obligations: total market
    24,708       value $25,206,710) ...................................  24,708
--------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $59,788) .......  59,788
--------------------------------------------------------------------------------
            Total Investments-- 104.8% (Cost $926,913) ................ 926,913
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (4.8%)
            Other Assets and Liabilities, Net ......................... (42,423)
--------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio Shares (unlimited authorization --
              no par value) based on 884,505,593 outstanding
              shares of beneficial interest ........................... 884,506
            Distribution in excess of net investment income ...........     (13)
            Accumulated net realized loss on investments ..............      (3)
--------------------------------------------------------------------------------
              Total Net Assets-- 100.0% ...............................$884,490
--------------------------------------------------------------------------------
              Net Asset Value, Offering and Redemption Price Per share    $1.00
--------------------------------------------------------------------------------

(A) Adjustable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on January 31, 1999. The date shown is the next scheduled reset date.
(B) The contract has no stated maturity date, but may be terminated unconditionally by the fund at anytime upon at least 7 days notice to the issuer.
GIC -- Guaranteed Investment Contract
MTN -- Medium Term Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                           THE ARBOR FUND
For the Year Ended January 31, 1999
                                                           (IN THOUSANDS)
                                                  ------------------------------
                                                   U.S. GOVERNMENT    PRIME
                                                     SECURITIES    OBLIGATIONS
                                                     MONEY FUND       FUND
--------------------------------------------------------------------------------
Investment Income:
   Interest Income                                     $35,773       $44,755
--------------------------------------------------------------------------------
Expenses:
   Management Fees                                         529           646
   Waiver of Management Fees                              (220)         (268)
   Investment Advisory Fees                              1,323         1,616
   Waiver of Advisory Fees                                (629)         (689)
   Custodian Fees                                          265           290
   Transfer Agent Fees                                     198           240
   Professional Fees                                        27            22
   Registration Fees                                         1             1
   Insurance Expense                                         5             3
   Directors Fees                                            1             1
   Printing Fees                                            32            27
   Pricing Fees                                              1             1
   Amortization of Deferred Organizational Costs             4             3
   Other                                                     1             1
--------------------------------------------------------------------------------
     Total Expenses                                      1,538         1,894
--------------------------------------------------------------------------------
   Net Investment Income                                34,235        42,861
--------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations    $34,235       $42,861
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                                                THE ARBOR FUND
                                                                                 (IN THOUSANDS)
                                                               ---------------------------------------------------
                                                                 U.S. GOVERNMENT                   PRIME
                                                                   SECURITIES                   OBLIGATIONS
                                                                   MONEY FUND                      FUND
                                                          --------------------------------------------------------
                                                            02/01/98      02/01/97        02/01/98      02/01/97
                                                           TO 01/31/99   TO 01/31/98     TO 01/31/99   TO 01/31/98
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                  $   34,235     $   37,262     $    42,861   $   31,705
   Net Realized Gain (Loss) on Investments                       --               3             --            (3)
-------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations              34,235         37,265          42,861       31,702
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                     (34,250)       (37,262)        (42,874)     (31,704)
   Capital Gains                                                 --             --              --           --
-------------------------------------------------------------------------------------------------------------------
     Total Distributions                                     (34,250)       (37,262)        (42,874)     (31,704)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (all at $1.00 per share):
   Proceeds from Shares Issued                             6,897,369      7,090,197       7,764,540    6,369,124
   Reinvestment of Distributions                              13,467          9,939          10,074        5,066
   Cost of Shares Redeemed                                (7,012,200)    (6,897,460)     (7,630,948)  (6,110,786)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                          (101,364)       202,676         143,666      263,404
-------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                (101,379)       202,679         143,653      263,402
-------------------------------------------------------------------------------------------------------------------
Net Assets: Beginning of Period                              789,410        586,731         740,837      477,435
-------------------------------------------------------------------------------------------------------------------
Net Assets: End of Period                                 $  688,031     $  789,410     $   884,490   $  740,837
-------------------------------------------------------------------------------------------------------------------
                    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                                                 THE ARBOR FUND
For a Share Outstanding Throughout the Period or Year
                                                                                                             RATIO      RATIO OF
                                                                                                  RATIO    OF EXPENSES NET INCOME
             NET ASSET            DISTRIBUTIONS      NET                 NET           RATIO      OF NET   TO AVERAGE  TO AVERAGE
               VALUE       NET        FROM       ASSET VALUE            ASSETS      OF EXPENSES   INCOME   NET ASSETS  NET ASSETS
             BEGINNING INVESTMENT NET INVESTMENT     END      TOTAL  END OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
             OF PERIOD   INCOME      INCOME       OF PERIOD   RETURN    (000)       NET ASSETS  NET ASSETS  WAIVERS)    WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Year Ended January 31,:
   1999        $1.00      0.05       (0.05)          $1.00     5.30%   $688,031        0.23%       5.18%      0.36%      5.05%
   1998        $1.00      0.05       (0.05)          $1.00     5.52%   $789,410        0.20%       5.39%      0.37%      5.22%
   1997        $1.00      0.05       (0.05)          $1.00     5.29%   $586,731        0.20%       5.17%      0.37%      5.00%
   1996        $1.00      0.06       (0.06)          $1.00     5.88%   $514,870        0.20%       5.72%      0.37%      5.55%
   1995(1)     $1.00      0.03       (0.03)          $1.00     4.98%*  $579,422        0.20%*      4.98%*     0.38%*     4.80%*

----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Year Ended January 31,:
   1999        $1.00      0.05       (0.05)          $1.00     5.46%   $884,490        0.23%       5.31%      0.35%      5.19%
   1998        $1.00      0.06       (0.06)          $1.00     5.66%   $740,837        0.20%       5.52%      0.36%      5.36%
   1997        $1.00      0.05       (0.05)          $1.00     5.45%   $477,435        0.20%       5.33%      0.38%      5.15%
   1996(2)     $1.00      0.02       (0.02)          $1.00     5.82%*  $382,632        0.20%*      5.61%*     0.40%*     5.41%*


(1) Commenced operations on August 1, 1994
(2) Commenced operations on October 25, 1995
 *  Annualized

               The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND
January 31, 1999

1. Organization:

THE U. S. GOVERNMENT SECURITIES MONEY AND PRIME OBLIGATIONS FUNDS (the "Funds") are separate investment portfolios of The Arbor Fund (the "Trust"), an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate only to the U.S Government Securities Money and Prime Obligations Funds. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under this method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES--It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized using the accrual method of accounting. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.

     REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE--The net asset value per share of the Funds is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and recorded daily and paid monthly to shareholders. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates.

3. Administration, Transfer Agent and Distribution Agreements:

SEI Investments Mutual Fund Services
(the "Administrator"), a Delaware business trust, serves as administrator to the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust and the Administrator have entered into an administration agreement dated August 1, 1994. Under terms of the Administration Agreement, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .08% of the average daily net assets of each Fund. The Administrator and Crestar Asset Management Company (the "Advisor") have agreed to waive a portion of their respective fees to the extent necessary so that the total operating expenses of the Funds did not exceed an annual rate of .20% of average daily net assets through June 1, 1998 and .25% of average daily net assets thereafter. During the period from February 1, 1998 to January 31, 1999, the Administrator received net administration fees totaling approximately .05% and .05% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND
January 31, 1999


Crestar Bank (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for each Fund. The Transfer Agent also acts as the shareholder servicing agent and custodian of the Funds.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator, have entered into a distribution agreement (the "Distribution Agreement") dated August 1, 1994. The Distributor receives no fees for its distribution services under the Distribution Agreement. For the year ended January 31, 1999, the Funds paid commissions of $178,468 to affiliated broker-dealers.

4. Investment Advisory Agreement:

The Trust has entered into an investment advisory agreement with the Advisor dated August 1, 1994 under which the Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. During the period from February 1, 1998 to January 31, 1999, the Advisor received net fees totaling approximately .10% and
 .11% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. The Advisor is a wholly-owned subsidiary of Crestar Bank, which is a wholly-owned subsidiary of Crestar Financial Corporation.

The acquisition of Crestar by SunTrust was completed on December 31, 1998. On January 28, 1999, the Arbor Fund filed an exemptive application with the Securities and Exchange Commission to permit the combination (the "Proposed Combination") of each of the Funds with two of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). On February 22, 1999, the Board of Trustees of the Funds unanimously approved the Proposed Combinations and recommended that the shareholders of the Funds approve the Proposed Combinations. The Proposed Combinations are intended to be a tax free reorganization. The Board of Trustees of the Funds also anticipates holding a special meeting of the shareholders in May of 1999 so that the shareholders of the Funds can vote on the Proposed Combinations. Shareholders of the Funds will receive additional written materials about the Proposed Combinations through the mail. The Proposed Combinations are still subject to certain regulatory approvals and the approval of the shareholders of the Funds.


5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of $24,600 for organizational work performed by a law firm of which two officers and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are paid no fees by the Trust for serving in their respective roles.

6. Concentration of Credit Risk:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

7. Capital Loss Carryovers:

As of January 31, 1999, the U.S. Government Securities Money Fund had a capital loss carryover, to the extent provided in the regulations, for Federal Income tax purposes as follows:

$11,641 expiring in 2004
$13,848 expiring in 2005

As of January 31, 1999, the Prime Obligations Fund had a capital loss carryover, to the extent provided in the regulations, for Federal Income tax purposes as follows:

$3,520 expiring in 2007

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Arbor Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Securities Money Fund and Prime Obligations Fund (separately managed portfolios of The Arbor Fund, hereafter referred to as the "Trust") at January 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Philadelphia, PA
March 15, 1999

NOTICE TO SHAREHOLDERS                                            THE ARBOR FUND
January 31, 1999


For shareholders that do not have a January 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended January 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year.

                                          (A)            (B)            (C)
                                       LONG TERM   ORDINARY INCOME     TOTAL
                                     CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS
PORTFOLIO                             (TAX BASIS)    (TAX BASIS)    (TAX BASIS)
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund ..   0%            100%           100%
Prime Obligations Fund .................   0%            100%           100%
--------------------------------------------------------------------------------

                                           (D)            (E)            (F)
                                       QUALIFYING     TAX EXEMPT       FOREIGN
PORTFOLIO                             DIVIDENDS(1)     INTEREST      TAX CREDIT
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund ..   0%              0%             0%
Prime Obligations Fund .................   0%              0%             0%
--------------------------------------------------------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on a percentage of each portfolio's total distributions.
** Items (D), (E) and (F) are based on a percentage of ordinary income distributions of each portfolio.

None of the Arbor Funds satisfy California's, Connecticut's, or New York's statutory requirements to pass through income from Federal obligations. Accordingly, the pro rata portion of income from Federal obligations will not be exempt from these states' respective income tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by Crestar Bank, the parent corporation of the Funds' investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 29


Item 23.  Exhibits:


(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(1) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's
         Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(2) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0001047469-98-027407 on July 15, 1998.

(c)      Not applicable.

(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's
         Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(4) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's
         Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(e) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000912057-96-021336 on September 27, 1996.

(f)      Not applicable.

(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post- Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR


                                     C-1
WA02/66435.21

         Accession No. 0000912057-96-015938 on July 31, 1996.

(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to
         Exhibit 9(a) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(i) Opinion and Consent of Counsel - originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(j)(1) Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.

(j)(2) Consent of Deloitte & Touche LLP, independent public accountants, is filed herewith.

(j)(3) Consent of PricewaterhouseCoopers LLP, independent public accountants is filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)(1)   Distribution Plan - Investor Class - incorporated by reference to
         Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(n)      Financial Data Schedule is filed herewith as Exhibit 27.1

(o) Rule 18f-3 Plan - incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0001047469-98-027407 on July 15, 1998.

(p) Powers of Attorney - incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.


Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.  Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will,


                                     C-2
WA02/66435.21
unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                             SunTrust Banks, Inc.                         --
Director

Hunting F. Deutsch                             SunTrust Bank, Orlando                       --
Director

Anthony R. Gray                                    --                                       --
Chairman & Chief Investment Officer

James R. Wood                                      --                                       --
President

Elliott A. Perny                                   --                                       --
Executive Vice President

Stuart F. Van Arsdale                              --                                       --
Senior Vice President

Jonathan D. Rich                                   --                                       --
Director

Larry M. Cole                                      --                                       --
Senior Vice President

L. Earl Denney                                     --                                       --
Executive Vice President

Ronald Schwartz                                    --                                       --
Senior Vice President

Andre B.Prawato                                    --                                       --
Senior Vice President

Edward J. Dau                                      --                                       --
Senior Vice President


                                     C-3
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                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
James K. Wood                                      --                                       --
Senior Vice President

Mills A. Riddick                                   --                                       --
Senior Vice President

Christopher A. Jones                               --                                       --
Senior Vice President

David E. West                                      --                                       --
Vice President

Brett L. Barner                                    --                                       --
Senior Vice President

TRUSCO CAPITAL MANAGEMENT, INC.

Douglas S. Phillips                                --                                       --
President

Paul L. Robertson, III                             --                                       --
Secretary/Treasurer

E. Jenner Wood                                 SunTrust Banks, Inc.                     Director
Director

Donald W. Thurmond                             SunTrust Bank, Atlanta                   Director
Director

Bob M. Farmer                                      --                                       --
Vice President

M. Elizabeth (Beth) Wines                          --                                       --
Vice President

Charles Arnold, Jr.                                --                                       --
Senior Vice President

James R. Dillon, Jr.                               --                                       --
First Vice President

James P. Foster                                    --                                       --
Vice President

Mark D. Garfinkel                                  --                                       --
Vice President

                                     C-4
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                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
Robert (Bob) G. Goggin                             --                                       --
Vice President

Joe E. Ransom                                      --                                       --
Vice President

George D. Smith, Jr.                               --                                       --
Vice President

Jonathan Mote                                      --                                       --
Vice President

Charles B. Leonard                                 --                                       --
First Vice President

Mary F. Cernilli                                   --                                       --
Vice President

Garrett P. Smith                                   --                                       --
Vice President

Gregory L. Watkins                                 --                                       --
Vice President

David S. Yealy                                     --                                       --
Vice President

Robert J. Rhoades                                  --                                       --
Senior Vice President

Kar Ming Leong                                     --                                       --
Vice President

Stephen M. Yarbrough                               --                                       --
Vice President

Celia S. Stanley                                   --                                       --
Vice President

Rebekah R. Alley                                   --                                       --
Vice President

SUNTRUST BANK, ATLANTA

Robert R. Long                                 SunTrust Banks of                        Chairman of the Board
Chairman of the Board and                      Georgia, Inc.
President


                                     C-5
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                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
Ronald S. Crowding                                 --                                   Executive Vice President
Executive Vice President

Charles B. Ginden                                  --                                       --
Executive Vice President

William H. Rogers, Jr.                             --                                       --
Executive Vice President

Donald Wayne Thurmond                              --                                       --
Executive Vice President

Dr. William M. Chase                           Emory University                         President
Director

Gaylord O. Coan                                Gold Kist, Inc.                          CEO
Director

A.D. Correll                                   Georgia-Pacific Corporation              Chairman & CEO
Director

R.W. Courts, II                                Atlantic Realty Company                  President
Director

A.W. Dahlberg                                  The Southern Company                     President, Chairman &
Director                                                                                CEO

L. Phillip Humann                              SunTrust Banks, Inc.                     President, Chairman & CEO
Director                                       Services Corporation

William B. Johnson                             The Ritz Carlton Hotel                   Chairman of the Board
Director

J. Hicks Lanier                                Oxford Industries, Inc.                  Chairman of the Board
Director                                                                                Director & President
                                               Pinehill Development Co.                 30% owner

Joseph L. Lanier, Jr.                          Dan River, Inc.                          Chairman of the Board
Director                                                                                Chairman

Larry L. Prince                                Genuine Parts Company                    Chairman of the Board
Director

R. Randall Rollins                             Rollins, Inc.                            Chairman of the Board
Director                                       Lor, Inc.                                Director
                                               Maran, Inc.                              Director
                                               Gutterworld, Inc.                        Director


                                     C-6
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                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
                                               Dabora, Inc.                             Director & Secretary
                                               Simpson, Nance & Graham                  Director
                                               Auto Parts Wholesale, Inc.               Director
                                               Global Expanded Metal, Inc.              Director
                                               Rollins Holding Co.                      Director
                                               Rol, Ltd.                                Partner
                                               Rollins Investment Fund                  Partner
                                               Energy Partners                          Partner
                                               Petro Partnership                        Partner
                                               The Piedmont Investment Group            Director
                                               WRG, Ltd.                                Partner
                                               Rollins, Inc.                            Chairman
                                               RPC Energy Services, Inc.                Chairman
                                               The Mul Company                          Partner
                                               Bugvac, Inc.                             Director
                                               Omnitron Int'l, Inc.                     Director
                                               MRG, Ltd.                                Partner

Gerald T. Adams                                    --                                       --
Senior Vice President

James R. Albach                                    --                                       --
Group Vice President

Gay Cash                                           --                                       --
Vice President

Joseph B. Foley, Jr.                               --                                       --
Group Vice President

Thomas R. Frisbie                                  --                                       --
Group Vice President

Mark Stancil                                       --                                       --
Group Vice President

David E. Thompson                                  --                                       --
Vice President

Charles C. Watson                                  --                                       --
Group Vice President

Dr. Mary B. Bullock                            Agnes Scott College                      President
Director


                                     C-7
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                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
Larry L. Gellerstedt, III                      Beers Construction Co.                   Chairman
Director

John T. Glover                                 Post Properties, Inc.                    President
Director

M. Douglas Ivester                             The Coca-Cola Company                    Chairman of the Board & CEO
Director

Dennis M. Love                                 Printpack, Inc.                          President & CEO
Director

Charles H. McTier                              Robert Woodruff Foundation               President
Director

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                                      July 15, 1982
         SEI Liquid Asset Trust                                      November 29, 1982
         SEI Tax Exempt Trust                                        December 3, 1982
         SEI Index Funds                                             July 10, 1985
         SEI Institutional Managed Trust                             January 22, 1987
         SEI Institutional International Trust                       August 30, 1988
         The Advisors' Inner Circle Fund                             November 14, 1991
         The Pillar Funds                                            February 28, 1992
         CUFUND                                                      May 1, 1992
         First American Funds, Inc.                                  November 1, 1992
         First American Investment Funds, Inc.                       November 1, 1992
         The Arbor Fund                                              January 28, 1993
         Boston 1784 Funds-Registered Trademark-                     June 1, 1993
         The PBHG Funds, Inc.                                        July 16, 1993
         Morgan Grenfell Investment Trust                            January 3, 1994
         The Achievement Funds Trust                                 December 27, 1994
         Bishop Street Funds                                         January 27, 1995
         STI Classic Variable Trust                                  August 18, 1995
         ARK Funds                                                   November 1, 1995
         Huntington Funds                                            January 11, 1996
         SEI Asset Allocation Trust                                  April 1, 1996
         TIP Funds                                                   April 28, 1996
         SEI Institutional Investments Trust                         June 14, 1996
         First American Strategy Funds, Inc.                         October 1, 1996
         HighMark Funds                                              February 15, 1997
         Armada Funds                                                March 8, 1997
         PBHG Insurance Series Fund, Inc.                            April 1, 1997


                                     C-8
WA02/66435.21


         The Expedition Funds                                        June 9, 1997
         Alpha Select Funds                                          January 1, 1998
         Oak Associates Funds                                        February 27, 1998
         The Nevis Fund, Inc.                                        June 29, 1998
         The Parkstone Group of Funds                                September 14, 1998


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                 Position and Office                                    Positions and Offices
Name                             with Underwriter                                       with Registrant
----                             ----------------                                       ---------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                 --
Henry H. Greer                   Director                                                     --
Carmen V. Romeo                  Director                                                     --
Mark J. Held                     President & Chief Operating Officer                          --
Gilbert L. Beebower              Executive Vice President                                     --
Richard B. Lieb                  Executive Vice President                                     --
Dennis J. McGonigle              Executive Vice President                                     --
Robert M. Silvestri              Chief Financial Officer & Treasurer                          --
Leo J. Dolan, Jr.                Senior Vice President                                        --
Carl A. Guarino                  Senior Vice President                                        --
Larry Hutchison                  Senior Vice President                                        --
Jack May                         Senior Vice President                                        --
Hartland J. McKeown              Senior Vice President                                        --
Barbara J. Moore                 Senior Vice President                                        --
Kevin P. Robins                  Senior Vice President & General Counsel                Vice President &
                                                                                          Assistant Secretary
Patrick K. Walsh                 Senior Vice President                                        --
Robert Aller                     Vice President                                               --
Gordon W. Carpenter              Vice President                                               --
Todd Cipperman                   Vice President & Assistant Secretary                   Vice President &
                                                                                           Assistant Secretary
S. Courtney E. Collier           Vice President & Assistant Secretary                         --
Robert Crudup                    Vice President & Managing Director                           --
Barbara Doyne                    Vice President                                               --
Jeff Drennen                     Vice President                                               --
Vic Galef                        Vice President & Managing Director                           --
Lydia A. Gavalis                 Vice President & Assistant Secretary                   Vice President &
                                                                                          Assistant Secretary
Greg Gettinger                   Vice President & Assistant Secretary                         --
Kathy Heilig                     Vice President                                         Vice President &
                                                                                          Assistant Secretary
Jeff Jacobs                      Vice President                                               --
Samuel King                      Vice President                                               --
Kim Kirk                         Vice President & Managing Director                           --


                                     C-9
WA02/66435.21

                                 Position and Office                                    Positions and Offices
Name                             with Underwriter                                       with Registrant
----                             ----------------                                       ---------------
John Krzeminski                  Vice President & Managing Director                           --
Carolyn McLaurin                 Vice President & Managing Director                           --
W. Kelso Morrill                 Vice President                                               --
Mark Nagle                       Vice President                                         President & Chief Executive
                                                                                          Officer
Joanne Nelson                    Vice President                                               --
Joseph M. O'Donnell              Vice President & Assistant Secretary                   Vice President &
                                                                                          Assistant Secretary
Sandra K. Orlow                  Vice President & Secretary                             Vice President &
                                                                                          Assistant Secretary
Cynthia M. Parrish               Vice President & Assistant Secretary                         --
Kim Rainey                       Vice President                                               --
Rob Redican                      Vice President                                               --
Maria Rinehart                   Vice President                                               --
Mark Samuels                     Vice President & Managing Director                           --
Steve Smith                      Vice President                                               --
Daniel Spaventa                  Vice President                                               --
Kathryn L. Stanton               Vice President & Assistant Secretary                   Vice President &
                                                                                          Assistant Secretary
Lynda J. Striegel                Vice President & Assistant Secretary                   Vice President &
                                                                                          Assistant Secretary
Lori L. White                    Vice President & Assistant Secretary                         --
Wayne M. Withrow                 Vice President & Managing Director                           --


Item 28.   Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services


                                     C-10
WA02/66435.21

         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         STI Capital Management, N.A.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         SunTrust Bank, Atlanta
         25 Park Place
         Atlanta, Georgia  30303

Item 29.  Management Services:  None.

Item 30.  Undertakings:  None.



                                    NOTICE


A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.




                                     C-11
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                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 as amended and has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 33-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of May, 1999.


                                       By:    /s/ Mark Nagle
                                            -----------------------------------

                                                  Mark Nagle, President,
                                                  Treasurer, and Chief
                                                  Financial Officer


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         F. Wendell Gooch

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         Daniel S. Goodrum

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         Wilton Looney

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         Champney A. McNair

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         T. Gordy Germany

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         Bernard F. Sliger

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         Jonathan T. Walton

                     *                                              Trustee                        May 24, 1999
-------------------------------------------------
         William H. Cammack


      /s/ Mark Nagle                                                President, Treasurer &         May 24, 1999
-------------------------------------------------                   Chief Financial Officer
         Mark Nagle



*  By:  /s/ Kevin Robins
        -----------------------------------------
         Kevin P. Robins, With Power of Attorney


                                     C-12
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                                 EXHIBIT INDEX

NUMBER         EXHIBIT
------         -------

EX-99.A Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B1 By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B2 Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.C        Not applicable.

EX-99.D1 Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D2 Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as
               Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D4 Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.

EX-99.E Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.F        Not applicable.

EX-99.G1 Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G2 Custodian Agreement with the Bank of California -incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration


                                     C-13
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               Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

EX-99.I Opinion and Consent of Counsel - originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.J1 Consent of Arthur Andersen LLP, independent public accountants is filed herewith.

EX-99.J2 Consent of Deloitte & Touche LLP, independent public accountants is filed herewith.

EX-99.J3 Consent of PricewaterhouseCoopers LLP, independent public accountants is filed herewith.

EX-99.K        Not applicable.

EX-99.L        Not applicable.

EX-99.M1 Distribution Plan - Investor Class - incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.M2 Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.N        Financial Data Schedule are filed herewith as Exhibit 27.1.

EX-99.O Rule 18f-3 Plan - incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.P Powers of Attorney - incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.


                                     C-14
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